AMERICAN BEACON FUNDS
(Exact name of registrant as specified in charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of principal executive offices) (Zip code)
Gene L. Needles, Jr., PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and address of agent for service)
Registrant’s telephone number, including area code: (817) 391-6100
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011

I. Schedules of Investments.
American Beacon Balanced Fund
July 31, 2011 (Unaudited)

	Shares	Value
		(000’s)
COMMON STOCK - 58.48%
CONSUMER DISCRETIONARY - 4.81%
Auto Components - 0.35%
Johnson Controls, Inc.	36,700	$1,356
Magna International, Inc.	31,700	1,546

		2,902

Automobiles - 0.66%
General Motors Co.A	115,300	3,192
Toyota Motor Corp., ADRB	28,800	2,359

		5,551

Hotels, Restaurants & Leisure - 0.44%
Carnival Corp.	54,700	1,822
Wyndham Worldwide Corp.	53,100	1,836

		3,658

Household Durables - 0.33%
D.R. Horton, Inc.	119,000	1,414
Lennar Corp., Class A	77,400	1,369

		2,783

Media - 0.91%
CBS Corp., Class BC	64,100	1,754
Comcast Corp., Class A	130,100	3,037
The Interpublic Group of Cos., Inc.	121,800	1,195
Time Warner Cable, Inc.	21,800	1,598

		7,584

Multiline Retail - 0.57%
JC Penney Co. Inc.	108,900	3,350
Target Corp.	27,950	1,439

		4,789

Specialty Retail - 1.55%
Best Buy Co. Inc.	70,200	1,938
Home Depot, Inc.	58,750	2,052
RadioShack Corp.	73,400	1,022
Staples, Inc.	118,600	1,905
The Gap, Inc.	315,200	6,079

		12,996

Total Consumer Discretionary		40,263

CONSUMER STAPLES - 4.80%
Beverages - 1.25%
Diageo plc, ADRB	62,500	5,078
PepsiCo, Inc.	83,700	5,360

		10,438

Food & Drug Retailing - 1.63%
CVS Caremark Corp.	120,100	4,366
Safeway, Inc.	65,700	1,325
The Kroger Co.	62,600	1,557
Wal-Mart Stores, Inc.	121,000	6,377

		13,625

Food Products - 0.15%
Kraft Foods, Inc., Class A.	36,200	1,245
Household Products - 0.10%
Kimberly-Clark Corp.	12,800	837

	Shares	Value
		(000’s)
Tobacco - 1.67%
Altria Group, Inc.	94,400	$2,483
Imperial Tobacco Group plc, ADRB	67,400	4,663
Philip Morris International, Inc.	97,800	6,960

		14,106

Total Consumer Staples		40,251

ENERGY - 7.31%
Energy Equipment & Services - 0.14%
Cobalt International Energy, Inc.A	94,900	1,169
Oil & Gas - 7.17%
BP plc, ADRB	181,400	8,243
Chevron Corp.	57,028	5,932
ConocoPhillips	244,476	17,601
Exxon Mobil Corp.	61,000	4,867
Marathon Oil Corp.	48,500	1,502
Marathon Petroleum Corp.	24,250	1,062
Occidental Petroleum Corp.	58,000	5,694
Royal Dutch Shell plc, ADRB	83,400	6,142
Spectra Energy Corp.	216,400	5,847
Total S.A., ADRB	59,400	3,212

		60,102

Total Energy		61,271

FINANCIALS - 15.13%
Banks - 5.10%
Bank of America Corp.	1,377,080	13,372
Fifth Third Bancorp	127,700	1,615
KeyCorp.	138,857	1,116
PNC Financial Services Group, Inc.	136,458	7,408
SunTrust Banks, Inc.	98,900	2,422
Wells Fargo & Co.	551,398	15,407
Zions Bancorporation	62,200	1,362

		42,702

Diversified Financials - 5.81%
American Express Co.	111,900	5,599
Capital One Financial Corp.	101,000	4,828
Citigroup, Inc.	176,570	6,770
JPMorgan Chase & Co.	494,934	20,019
Morgan Stanley	229,400	5,104
SLM Corp.	151,300	2,359
State Street Corp.	45,500	1,887
The Goldman Sachs Group, Inc.	16,300	2,200

		48,766

Insurance - 3.59%
ACE Ltd.	43,100	2,887
American International Group, Inc.	98,100	2,815
Genworth Financial, Inc., Class A	255,400	2,125
Hartford Financial Services Group, Inc.	125,200	2,932
Lincoln National Corp.	78,500	2,080
MetLife, Inc.	144,088	5,939
Prudential Financial, Inc.	13,400	786
The Allstate Corp.	190,600	5,284
The Travelers Cos., Inc.	32,900	1,814
XL Group plc	168,200	3,451

		30,113

Real Estate - 0.63%
Annaly Capital Management, Inc.D	188,000	3,154
Chimera Investment Corp.D	686,572	2,115

		5,269

Total Financials		126,850

HEALTH CARE - 6.41%
Biotechnology - 0.37%
Amgen, Inc.	57,200	3,129
Health Care Equipment & Supplies - 1.09%
Baxter International, Inc.	86,600	5,038
Covidien plc	15,500	787
Medtronic, Inc.	92,200	3,324

		9,149

Health Care Providers & Services - 0.56%
Quest Diagnostics, Inc.	28,800	1,555
WellPoint, Inc.	46,600	3,148

		4,703

Pharmaceuticals - 4.39%
Bristol-Myers Squibb Co.	56,400	1,616
Eli Lilly & Co.	79,400	3,041
Johnson & Johnson	140,400	9,097
Merck & Co. Inc.	204,876	6,992
Novartis AG, ADRB	38,200	2,338
Pfizer, Inc.	622,154	11,970
Sanofi, ADRB	42,700	1,655

		36,709

Total Health Care		53,690

INDUSTRIALS - 5.01%
Aerospace & Defense - 1.71%
Huntington Ingalls Industries, Inc.A	6,550	219
Lockheed Martin Corp.	68,600	5,196
Northrop Grumman Corp.	36,500	2,209
Raytheon Co.	91,600	4,097
The Boeing Co.	37,200	2,621

		14,342

Air Freight & Couriers - 0.24%
FedEx Corp.	23,400	2,033
Industrial Conglomerates - 1.63%
3M Co.	39,700	3,459
General Electric Co.	337,700	6,049
Honeywell International, Inc.	77,900	4,136

		13,644

Machinery - 1.43%
Cummins, Inc.	11,500	1,206
Illinois Tool Works, Inc.	49,600	2,470
ITT Corp.	70,600	3,766

	Shares	Value
		(000’s)
PACCAR, Inc.	106,000	$4,538

		11,980

Total Industrials		41,999

INFORMATION TECHNOLOGY - 8.23%
Communications Equipment - 0.50%
Cisco Systems, Inc.	158,500	2,531
Corning, Inc.	102,700	1,634

		4,165

Computers & Peripherals - 3.36%
Apple, Inc.	17,210	6,720
Hewlett-Packard Co.	405,200	14,247
International Business Machines Corp.	39,100	7,110

		28,077

Electronic Equipment & Instruments - 0.52%
Avnet, Inc.	68,800	2,016
TE Connectivity Ltd.	67,725	2,332

		4,348

Office Electronics - 0.10%
Xerox Corp.	92,400	862
Semiconductor Equipment & Products - 1.49%
Intel Corp.	392,600	8,767
Micron Technology, Inc.	294,500	2,170
Texas Instruments, Inc.	53,000	1,577

		12,514

Software - 2.26%
CA, Inc.	201,274	4,488
Microsoft Corp.	470,100	12,881
Oracle Corp.	51,700	1,581

		18,950

Total Information Technology		68,916

MATERIALS - 1.37%
Chemicals - 0.74%
Air Products & Chemicals, Inc.	18,800	1,668
EI du Pont de Nemours & Co.	36,000	1,852
PPG Industries, Inc.	9,400	791
The Dow Chemical Co.	52,100	1,817

		6,128

Metals & Mining - 0.26%
Newmont Mining Corp.	39,300	2,185
Paper & Forest Products - 0.37%
International Paper Co.	105,600	3,136

Total Materials		11,449

TELECOMMUNICATION SERVICES - 2.65%
Diversified Telecommunication Services - 1.11%
AT&T, Inc.	256,177	7,495
Nokia OYJ, ADRB	17,700	103
Verizon Communications, Inc.	48,308	1,705

		9,303

Wireless Telecommunication Services - 1.54%
Vodafone Group plc, ADRB	459,100	12,901
Total Telecommunication Services		22,204

UTILITIES - 2.76%
CenterPoint Energy, Inc.	192,000	3,759
Dominion Resources, Inc.	98,400	4,767
Edison International	63,800	2,429
Entergy Corp.	19,500	1,303
Exelon Corp.	112,900	4,976
PPL Corp.	61,200	1,707
Public Service Enterprise Group, Inc.	127,900	4,189

Total Utilities		23,130

Total Common Stock (Cost $467,909)		490,023

PREFERRED STOCK - 0.34 (Cost $3,130)
CONSUMER DISCRETIONARY - 0.34%
General Motors Co.	62,400	2,884

	Par Amount	Value
	(000’s)	(000’s)
CORPORATE OBLIGATION - 15.41%
Finance - 7.09%
AEGON Funding Co. LLC,
5.75%, Due 12/15/2020E	350	380
Aflac, Inc.,
8.50%, Due 5/15/2019	190	240
American Express Co.,
8.15%, Due 3/19/2038	225	315
American Express Credit Corp.,
5.125%, Due 8/25/2014	645	708
2.75%, Due 9/15/2015	150	152
American International Group, Inc.,
6.40%, Due 12/15/2020	625	686
ANZ National International Ltd.,
2.375%, Due 12/21/2012F	350	356
Bank of America Corp.,
4.50%, Due 4/1/2015	305	319
6.50%, Due 8/1/2016	2,090	2,342
7.80%, Due 9/15/2016	700	807
7.625%, Due 6/1/2019	925	1,090
Bank One Corp.,
4.90%, Due 4/30/2015	250	271
Barclays Bank plc,
3.90%, Due 4/7/2015	330	344
6.75%, Due 5/22/2019	350	395
BNP Paribas S.A.,
3.60%, Due 2/23/2016	320	325
Canadian Imperial Bank of Commerce,
1.45%, Due 9/13/2013	465	469
Capital One Financial Corp.,
2.125%, Due 7/15/2014	380	382
Citigroup, Inc.,
1.176%, Due 4/1/2014G	300	297

	Par Amount	Value
	(000’s)	(000’s)
6.375%, Due 8/12/2014	$920	$1,024
0.552%, Due 11/5/2014G	320	307
6.01%, Due 1/15/2015	540	601
6.125%, Due 11/21/2017	335	376
8.50%, Due 5/22/2019	1,300	1,634
CME Group, Inc.,
5.40%, Due 8/1/2013	260	282
CNA Financial Corp.,
7.35%, Due 11/15/2019	245	286
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
4.20%, Due 5/13/2014F	200	215
2.125%, Due 10/13/2015	385	387
Credit Suisse,
5.30%, Due 8/13/2019	325	350
Danske Bank A/S,
1.299%, Due 4/14/2014F G	620	620
Deutsche Bank AG,
3.875%, Due 8/18/2014	325	343
Fifth Third Bancorp,
3.625%, Due 1/25/2016	325	333
8.25%, Due 3/1/2038	1,500	1,844
General Electric Capital Corp.,
0.883%, Due 6/2/2014G	1,595	1,584
0.446%, Due 1/8/2016G	1,125	1,086
5.40%, Due 2/15/2017	340	381
5.625%, Due 5/1/2018	690	770
6.00%, Due 8/7/2019	350	396
5.50%, Due 1/8/2020	250	274
5.875%, Due 1/14/2038	575	592
HCP, Inc.,
5.375%, Due 2/1/2021	400	428
HSBC Finance Corp.,
0.499%, Due 1/15/2014G	1,050	1,032
ING Bank N.V.,
5.125%, Due 5/1/2015F	450	474
JPMorgan Chase & Co.,
1.053%, Due 1/24/2014G	1,375	1,373
3.70%, Due 1/20/2015	1,140	1,192
5.50%, Due 10/15/2040	325	326
JPMorgan Chase Bank NA,
0.580%, Due 6/13/2016F G	415	386
KeyCorp,
5.10%, Due 3/24/2021	200	209
Liberty Mutual Group, Inc.,
5.00%, Due 6/1/2021F	315	308
Liberty Mutual Insurance Co.,
7.875%, Due 10/15/2026F	1,500	1,720
Lincoln National Corp.,
4.75%, Due 2/15/2014	245	263
Lloyds TSB Bank plc,
4.375%, Due 1/12/2015F	325	333
6.375%, Due 1/21/2021	210	221
Merrill Lynch & Co. Inc,
6.40%, Due 8/28/2017	900	994
6.50%, Due 7/15/2018	260	286
6.11%, Due 1/29/2037	365	340
MetLife Institutional Funding II,
1.146%, Due 4/4/2014F G	600	601
MetLife, Inc.,
5.00%, Due 11/24/2013	495	535
6.375%, Due 6/15/2034	350	392
Monumental Global Funding III,
0.449%, Due 1/15/2014F G	325	315
Morgan Stanley,
0.546%, Due 1/9/2014G	2,860	2,768
0.729%, Due 10/15/2015G.	920	864
7.30%, Due 5/13/2019	350	402
5.625%, Due 9/23/2019	350	365
National Australia Bank Ltd.,
4.375%, Due 12/10/2020F	325	326
Nationwide Building Society,
5.50%, Due 7/18/2012F	500	522
Nordea Bank AB,
2.50%, Due 11/13/2012F	350	356
4.875%, Due 1/27/2020F	300	315
PNC Funding Corp.,
4.25%, Due 9/21/2015	605	657
4.375%, Due 8/11/2020	330	342
Pricoa Global Funding I,
5.40%, Due 10/18/2012F	175	184
Prudential Financial, Inc.,
5.10%, Due 9/20/2014	205	226
7.375%, Due 6/15/2019	300	364
Simon Property Group LP,
10.35%, Due 4/1/2019	325	458
Societe Generale S.A.,
2.20%, Due 9/14/2013F	300	298
1.296%, Due 4/11/2014F G	900	881
State Street Corp.,
4.30%, Due 5/30/2014	240	261
2.875%, Due 3/7/2016	570	588
SunTrust Banks, Inc.,
3.60%, Due 4/15/2016	200	205
The Bank of New York Mellon Corp.,
1.50%, Due 1/31/2014	380	386
4.30%, Due 5/15/2014	330	359
The Bear Stearns Cos. LLC,
7.25%, Due 2/1/2018E	1,735	2,087
The Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	725	786
6.25%, Due 9/1/2017	650	724
5.95%, Due 1/18/2018	390	425
6.00%, Due 6/15/2020	175	190
6.75%, Due 10/1/2037	1,902	1,902
The Travelers Cos., Inc.,
3.90%, Due 11/1/2020	160	159
Travelers Property Casualty Corp.,
5.00%, Due 3/15/2013	640	681
UBS AG,

	Par Amount	Value
	(000’s)	(000’s)
5.875%, Due 12/20/2017	$325	$363
UnitedHealth Group, Inc.,
4.875%, Due 2/15/2013	545	576
3.875%, Due 10/15/2020	325	329
6.625%, Due 11/15/2037	1,230	1,447
US Bancorp,
1.375%, Due 9/13/2013	470	474
Wachovia Corp.,
0.619%, Due 10/15/2016G	650	607
5.75%, Due 2/1/2018	950	1,071
Wells Fargo & Co.,
4.60%, Due 4/1/2021	380	396
Westpac Banking Corp.,
2.25%, Due 11/19/2012	330	336
Willis North America, Inc.,
6.20%, Due 3/28/2017	360	399

		59,370

Industrials - 6.76%
Air Products & Chemicals, Inc.,
2.00%, Due 8/2/2016	145	145
Altria Group, Inc.,
9.70%, Due 11/10/2018	315	425
4.75%, Due 5/5/2021	310	320
America Movil SAB de CV,
6.375%, Due 3/1/2035	350	393
American Honda Finance Corp.,
4.625%, Due 4/2/2013F	425	448
3.875%, Due 9/21/2020F	150	151
Analog Devices, Inc.,
3.00%, Due 4/15/2016	375	391
Anheuser-Busch InBev Worldwide, Inc.,
1.50%, Due 7/14/2014	460	464
5.00%, Due 4/15/2020	330	370
8.00%, Due 11/15/2039	125	179
Apache Corp.,
5.10%, Due 9/1/2040	170	173
Applied Materials, Inc.,
2.65%, Due 6/15/2016	340	349
AT&T, Inc.,
5.10%, Due 9/15/2014	685	759
5.50%, Due 2/1/2018	775	889
6.80%, Due 5/15/2036	150	175
6.40%, Due 5/15/2038	175	196
5.35%, Due 9/1/2040	283	282
Baxter International, Inc.,
1.80%, Due 3/15/2013	230	234
Becton Dickinson and Co.,
3.25%, Due 11/12/2020	375	367
BP Capital Markets plc,
3.20%, Due 3/11/2016	805	844
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018E	425	491
7.95%, Due 8/15/2030E	205	272
5.75%, Due 5/1/2040E	170	184
Cameron International Corp.,
6.375%, Due 7/15/2018	215	250
Canadian National Railway Co.,
5.55%, Due 5/15/2018	350	404
Canadian Natural Resources Ltd.,
6.25%, Due 3/15/2038	365	419
Caterpillar Financial Services Corp.,
1.90%, Due 12/17/2012	300	305
6.125%, Due 2/17/2014	520	587
2.75%, Due 6/24/2015	340	358
Cellco Partnership,
8.50%, Due 11/15/2018	365	485
Cliffs Natural Resources, Inc.,
4.875%, Due 4/1/2021	225	234
Coca-Cola Refreshments USA, Inc.,
7.375%, Due 3/3/2014	175	204
Comcast Cable Communications Holdings, Inc.,
8.375%, Due 3/15/2013	128	143
Comcast Corp.,
6.30%, Due 11/15/2017	480	568
5.875%, Due 2/15/2018	305	351
6.45%, Due 3/15/2037	2,630	2,922
6.55%, Due 7/1/2039	350	396
ConocoPhillips,
4.60%, Due 1/15/2015	250	278
5.20%, Due 5/15/2018	425	483
Cooper US, Inc.,
2.375%, Due 1/15/2016	385	393
3.875%, Due 12/15/2020	250	257
Covidien International Finance S.A.,
2.80%, Due 6/15/2015	395	412
CSX Corp.,
5.50%, Due 4/15/2041	325	336
CVS Caremark Corp.,
3.25%, Due 5/18/2015	170	179
Daimler Finance North America LLC,
5.75%, Due 9/8/2011E	550	553
3.00%, Due 3/28/2016E F	160	165
DIRECTV Holdings LLC,
3.55%, Due 3/15/2015E	430	456
6.35%, Due 3/15/2040E	160	174
Eaton Corp.,
5.60%, Due 5/15/2018	340	390
eBay, Inc.,
0.875%, Due 10/15/2013	265	265
Ensco plc,
4.70%, Due 3/15/2021	280	294
EOG Resources, Inc.,
2.50%, Due 2/1/2016	325	333
Express Scripts, Inc.,
6.25%, Due 6/15/2014	420	472
Fiserv, Inc.,
3.125%, Due 6/15/2016	200	204
France Telecom S.A.,
4.375%, Due 7/8/2014	295	321

	Par Amount	Value
	(000’s)	(000’s)
2.125%, Due 9/16/2015	$150	$152
General Electric Capital Corp.,
5.30%, Due 2/11/2021	190	203
Genzyme Corp.,
5.00%, Due 6/15/2020	190	211
GlaxoSmithKline Capital, Inc.,
5.65%, Due 5/15/2018	250	293
Health Care REIT, Inc.,
3.625%, Due 3/15/2016	240	245
5.25%, Due 1/15/2022	280	290
Hewlett-Packard Co.,
2.20%, Due 12/1/2015	325	331
Home Depot, Inc.,
4.40%, Due 4/1/2021	300	314
Hospira, Inc.,
6.05%, Due 3/30/2017	260	300
International Business Machines Corp.,
7.625%, Due 10/15/2018	670	872
ITT Corp.,
4.90%, Due 5/1/2014	490	537
John Deere Capital Corp.,
4.90%, Due 9/9/2013	530	574
Johnson Controls, Inc.,
5.00%, Due 3/30/2020	320	349
Kellogg Co.,
4.25%, Due 3/6/2013	500	527
Koninklijke Philips Electronics N.V.,
5.75%, Due 3/11/2018	335	384
Lorillard Tobacco Co.,
8.125%, Due 6/23/2019	310	372
Marathon Oil Corp.,
6.00%, Due 10/1/2017	415	486
Marathon Petroleum Corp.,
3.50%, Due 3/1/2016F	335	349
McKesson Corp.,
3.25%, Due 3/1/2016	160	169
Medtronic, Inc.,
3.00%, Due 3/15/2015	815	862
Norfolk Southern Corp.,
5.75%, Due 4/1/2018	425	491
Northrop Grumman Corp.,
5.05%, Due 8/1/2019	150	165
Novartis Capital Corp.,
2.90%, Due 4/24/2015	620	657
PepsiCo, Inc.,
2.50%, Due 5/10/2016	480	494
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	360	373
6.875%, Due 1/20/2040	125	143
Petroleos Mexicanos,
6.00%, Due 3/5/2020	325	362
Quest Diagnostics, Inc.,
4.75%, Due 1/30/2020	150	160
Rio Tinto Finance USA Ltd.,
2.50%, Due 5/20/2016	380	391
Rogers Communications, Inc.,
5.50%, Due 3/15/2014	370	409
Sanofi,
1.625%, Due 3/28/2014	550	561
4.00%, Due 3/29/2021	400	416
Shell International Finance BV,
3.10%, Due 6/28/2015	340	363
Simon Property Group LP,
5.75%, Due 12/1/2015	500	566
Teck Resources Ltd.,
6.00%, Due 8/15/2040	165	172
Telecom Italia Capital S.A.,
4.95%, Due 9/30/2014	195	196
Telefonica Emisiones SAU,
3.992%, Due 2/16/2016	205	206
6.421%, Due 6/20/2016	350	384
Teva Pharmaceutical Finance II,
3.00%, Due 6/15/2015	380	398
The Boeing Co.,
1.875%, Due 11/20/2012	350	356
The Coca-Cola Co.,
0.75%, Due 11/15/2013	830	831
The Dow Chemical Co.,
4.25%, Due 11/15/2020	345	353
Thomson Reuters Corp.,
4.70%, Due 10/15/2019	150	163
Time Warner Cable, Inc.,
5.40%, Due 7/2/2012	975	1,017
5.85%, Due 5/1/2017	650	746
6.75%, Due 7/1/2018	505	601
7.30%, Due 7/1/2038	1,920	2,311
Time Warner, Inc.,
6.875%, Due 5/1/2012	975	1,018
4.875%, Due 3/15/2020	160	171
4.75%, Due 3/29/2021	325	342
Transocean, Inc.,
6.80%, Due 3/15/2038	3,170	3,636
Tyco Electronics Group S.A.,
6.55%, Due 10/1/2017	255	304
Tyco International Finance S.A.,
3.75%, Due 1/15/2018	325	340
Union Pacific Corp.,
4.163%, Due 7/15/2022F	306	313
United Parcel Service, Inc.,
3.125%, Due 1/15/2021	385	382
United Technologies Corp.,
6.125%, Due 7/15/2038	210	248
Valero Energy Corp.,
9.375%, Due 3/15/2019	155	203
6.625%, Due 6/15/2037	185	201
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	350	404
4.60%, Due 4/1/2021	380	408
6.90%, Due 4/15/2038	275	333
Viacom, Inc.,

	Par Amount	Value
	(000’s)	(000’s)
6.875%, Due 4/30/2036	$2,880	$3,374
Vodafone Group plc,
6.15%, Due 2/27/2037	365	416
Wal-Mart Stores, Inc.,
7.55%, Due 2/15/2030	350	459
5.625%, Due 4/15/2041	205	227
Xerox Corp.,
5.65%, Due 5/15/2013	75	81
8.25%, Due 5/15/2014	160	188
4.25%, Due 2/15/2015	400	431

		56,676

Utilities - 1.56%
Columbus Southern Power Co.,
5.50%, Due 3/1/2013	660	705
Commonwealth Edison Co.,
4.00%, Due 8/1/2020	175	179
Consolidated Edison Co. of New York, Inc.,
5.50%, Due 12/1/2039	350	379
Dominion Resources, Inc.,
1.80%, Due 3/15/2014	700	712
Duke Energy Carolinas LLC,
5.10%, Due 4/15/2018E	350	395
Duke Energy Indiana, Inc.,
6.05%, Due 6/15/2016	520	602
EDF S.A.,
4.60%, Due 1/27/2020F	320	342
Energy Transfer Partners LP,
8.50%, Due 4/15/2014	605	705
9.00%, Due 4/15/2019	260	329
Enterprise Products Operating LLC,
5.65%, Due 4/1/2013E	400	428
6.125%, Due 10/15/2039E	310	331
Exelon Generation Co. LLC,
5.20%, Due 10/1/2019E	275	294
6.25%, Due 10/1/2039E	310	333
FirstEnergy Solutions Corp.,
4.80%, Due 2/15/2015	175	190
Midamerican Energy Holdings Co.,
5.875%, Due 10/1/2012	510	540
6.125%, Due 4/1/2036	350	396
National Rural Utilities Cooperative Finance Corp.,
1.125%, Due 11/1/2013	380	382
ONEOK Partners LP,
6.125%, Due 2/1/2041	400	430
Pacific Gas & Electric Co.,
6.25%, Due 12/1/2013	175	195
3.50%, Due 10/1/2020	300	296
Progress Energy, Inc.,
4.875%, Due 12/1/2019	350	382
Sempra Energy,
6.50%, Due 6/1/2016	315	374
Southern Power Co.,
6.25%, Due 7/15/2012	475	500
Spectra Energy Capital LLC,
5.668%, Due 8/15/2014E	310	345
5.65%, Due 3/1/2020E	310	340
Spectra Energy Partners LP,
4.60%, Due 6/15/2021	200	205
TransCanada PipeLines Ltd.,
7.625%, Due 1/15/2039	340	445
6.10%, Due 6/1/2040	170	193
Union Electric Co.,
6.70%, Due 2/1/2019	430	517
Virginia Electric and Power Co.,
5.40%, Due 4/30/2018	350	403
Westar Energy, Inc.,
6.00%, Due 7/1/2014	175	194
Xcel Energy, Inc.,
5.613%, Due 4/1/2017	869	981

		13,042

Total Corporate Obligations (Cost $119,990)		129,088

OTHER GOVERNMENT OBLIGATIONS - 5.12%
Federal Home Loan Mortgage Corp.,
4.50%, Due 1/15/2015	22,140	24,751
Federal National Mortgage Association,
5.125%, Due 1/2/2014	645	706
4.625%, Due 10/15/2014	1,000	1,118
6.25%, Due 5/15/2029	12,200	15,303
Private Export Funding Corp.,
2.125%, Due 7/15/2016	300	306
Province of Ontario Canada,
4.10%, Due 6/16/2014	350	381
3.15%, Due 12/15/2017	325	339

Total Other Government Obligations (Cost $37,617)		42,904

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.24%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
5.317%, Due 9/10/2047, 2006-5 A2	321	324
5.634%, Due 4/10/2049, 2007-2 A2	456	465
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PWR14 A4	665	720
5.54%, Due 9/11/2041, 2006-PW13 A4	840	922
4.831%, Due 7/11/2042, 2004-PWR5 A4	510	525
Citigroup Commercial Mortgage Trust,
4.38%, Due 10/15/2041	504	505
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.886%, Due 11/15/2044	930	1,022

	Par Amount	Value
	(000’s)	(000’s)
GS Mortgage Securities Corp II,
4.607%, Due 7/10/2039, 2005-GG4 A3	$350	$355
3.679%, Due 8/10/2043, 2010-C1 A1F.	380	390
3.849%, Due 12/10/2043, 2010-C2F	542	560
3.645%, Due 3/10/2044, 2011-GC3 A2	500	512
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	306	313
3.853%, Due 6/15/2043, 2010-C1 A1F.	684	715
4.388%, Due 2/16/2046, 2011-C3A A3F	550	573
4.625%, Due 3/15/2046, 2005-LDP1 A2	394	399
5.741%, Due 2/12/2049, 2007-CB19 A4	550	593
5.629%, Due 2/12/2051, 2007-CB20 A2	615	630
LB-UBS Commercial Mortgage Trust,
5.424%, Due 2/15/2040	500	540
Wachovia Bank Commercial Mortgage Trust,
5.738%, Due 6/15/2049	297	307

Total Non-Agency Mortgage-Backed Obligations (Cost $9,602)		10,370

ASSET-BACKED SECURITIES - 0.77%
BMW Floorplan Master Owner Trust,
1.337%, Due 9/15/2014F G	350	353
Citibank Credit Card Issuance Trust,
1.737%, Due 5/15/2014G	650	658
CNH Equipment Trust,
1.17%, Due 5/15/2015	520	522
Discover Card Master Trust,
1.487%, Due 2/17/2015G	200	202
Ford Credit Floorplan Master Owner Trust,
1.737%, Due 9/15/2014G	1,800	1,822
Harley-Davidson Motorcycle Trust,
1.87%, Due 2/15/2014	284	285
Honda Auto Receivables Owner Trust,
3.30%, Due 9/15/2015	470	484
Hyundai Auto Receivables Trust,
3.15%, Due 3/15/2016	270	280
John Deere Owner Trust,
2.59%, Due 10/15/2013, 2009-A A3	85	85
3.96%, Due 5/16/2016, 2009-A A4	265	272
Nissan Master Owner Trust Receivables,
1.337%, Due 1/15/2015F G	650	657
Volkswagen Auto Loan Enhanced Trust,
6.24%, Due 7/20/2015	400	419
World Omni Auto Receivables Trust,
1.11%, Due 5/15/2015	380	381

Total Asset-Backed Securities (Cost $6,361)		6,420

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.34%
Federal Home Loan Mortgage Corporation
4.50%, Due 3/1/2019	368	391
5.00%, Due 10/1/2020	145	157
4.50%, Due 5/1/2025	1,961	2,092
3.50%, Due 10/1/2025	1,051	1,082
4.00%, Due 3/15/2026	776	826
5.00%, Due 8/1/2033	820	880
5.50%, Due 2/1/2034	685	748
5.00%, Due 3/1/2034	619	664
6.00%, Due 6/1/2034	481	535
6.00%, Due 8/1/2034	376	417
5.00%, Due 8/1/2035	596	638
5.00%, Due 9/1/2035	432	463
6.00%, Due 8/1/2036	298	330
5.50%, Due 11/1/2036	552	600
5.50%, Due 4/1/2037	753	818
5.50%, Due 5/1/2037	379	412
6.00%, Due 9/1/2037	237	261
5.50%, Due 12/1/2037	649	706
6.00%, Due 3/1/2038	1,116	1,232
5.50%, Due 5/1/2038	321	348
5.50%, Due 10/1/2039	714	774
0.586%, Due 12/15/2040G	1,800	1,792
4.00%, Due 1/1/2041	1,473	1,499
4.50%, Due 2/1/2041	1,476	1,541

		19,206

Federal National Mortgage Association
5.50%, Due 2/1/2014	87	94
6.00%, Due 4/1/2016	115	125
5.00%, Due 12/1/2017	331	357
4.50%, Due 9/1/2018	224	240
4.00%, Due 8/1/2020	394	418
5.00%, Due 12/1/2023	238	255
4.50%, Due 4/1/2024	501	537
4.50%, Due 3/1/2025	514	549
4.50%, Due 5/1/2025	1,089	1,159
3.50%, Due 1/1/2026	386	397
4.00%, Due 5/1/2026	1,968	2,065
5.00%, Due 3/1/2034	888	953
4.50%, Due 9/1/2034	434	457
5.50%, Due 12/1/2035	275	301
5.50%, Due 1/1/2036	476	519
5.00%, Due 2/1/2036	411	441
5.50%, Due 2/1/2036	388	424
5.00%, Due 3/1/2036	747	801
5.50%, Due 4/1/2036	527	576
6.00%, Due 9/1/2036	408	451
6.50%, Due 9/1/2036	874	985
5.50%, Due 12/1/2036	671	729
5.50%, Due 2/1/2037	676	735

	Par Amount	Value
	(000’s)	(000’s)
5.50%, Due 8/1/2037	$545	$595
5.50%, Due 3/1/2038	1,110	1,205
5.50%, Due 6/1/2038	1,495	1,623
6.00%, Due 9/1/2038	232	255
4.50%, Due 1/1/2040	1,785	1,867
5.00%, Due 7/1/2040	3,547	3,799
4.00%, Due 9/1/2040	1,396	1,419
5.00%, Due 1/1/2041	2,128	2,274
4.50%, Due 5/1/2041	1,167	1,220

		27,825

Government National Mortgage Association
7.00%, Due 12/15/2025	184	214
4.201%, Due 8/16/2026, 2006-9A	11	11
6.50%, Due 8/15/2027	203	231
6.50%, Due 11/15/2027	208	236
7.50%, Due 12/15/2028	167	196
5.50%, Due 7/15/2033	521	580
6.00%, Due 12/15/2033	538	605
5.50%, Due 2/20/2034	739	824
2.528%, Due 6/16/2034, 2011-10Z	2,000	2,055
1.692%, Due 11/16/2035, 2009-148A	345	347
6.00%, Due 10/15/2038	1,007	1,127
2.989%, Due 3/16/2039, 2010-71AC	984	1,017
5.00%, Due 10/15/2039	2,959	3,242
6.00%, Due 11/15/2039	1,004	1,123
5.50%, Due 2/15/2040	1,145	1,267
4.50%, Due 10/20/2040	1,090	1,163
5.00%, Due 2/20/2041	1,034	1,131
2.543%, Due 9/16/2044	1,100	1,127
3.20%, Due 11/16/2044	2,400	2,434

		18,930

National Credit Union Administration
0.586%, Due 3/11/2020, 2011-R3 1AG	1,489	1,492
0.635%, Due 10/7/2020, 2010-R1 1AG	2,377	2,384

		3,876

Total U.S. Agency Mortgage-Backed Obligations (Cost $67,348)		69,837

U.S. TREASURY OBLIGATIONS - 5.81%
U.S. Treasury Bonds
6.25%, Due 8/15/2023	800	1,047
6.875%, Due 8/15/2025	580	807
5.25%, Due 11/15/2028	750	900
4.75%, Due 2/15/2037	130	145
4.50%, Due 8/15/2039	1,630	1,737
4.25%, Due 11/15/2040	19,380	19,758
4.75%, Due 2/15/2041	360	399

		24,793

U.S. Treasury Notes
2.625%, Due 7/31/2014	4,000	4,245
2.25%, Due 1/31/2015	1,600	1,684
2.00%, Due 1/31/2016	2,420	2,510
2.00%, Due 4/30/2016	3,880	4,013
3.125%, Due 10/31/2016	900	976
4.25%, Due 8/15/2015	1,200	1,358
3.75%, Due 11/15/2018	1,000	1,110
3.625%, Due 2/15/2020	975	1,059
2.625%, Due 11/15/2020	1,200	1,190
3.625%, Due 2/15/2021	4,880	5,235
3.125%, Due 5/15/2021	505	519

		23,899

Total U.S. Treasury Obligations (Cost $46,856)		48,692

	Par Amount
MUNICIPAL OBLIGATIONS - 0.31%
Municipal Electric Authority of Georgia,
6.64%, Due 4/1/2057	1,920	1,902
6.66%, Due 4/1/2057	710	691

Total Municipal Obligations (Cost $2,617)		2,593

Shares
SHORT-TERM INVESTMENTS - 3.58%
JPMorgan U.S. Government Money Market Fund	25,341,897	25,342

	Par Amount
United States Treasury Bill, 0.193%, Due 8/25/2011	995	995
United States Treasury Bill, 0.01%, Due 3/8/2012	3,670	3,666

Total Short-Term Investments (Cost $30,003)		30,003

TOTAL INVESTMENTS - 99.40% (Cost $791,433)		832,814
OTHER ASSETS, NET OF LIABILITIES - 0.60%		5,023

TOTAL NET ASSETS - 100.00%		$837,837

A	Non-income producing security.

B	ADR — American Depositary Receipt

C	Non-voting participating shares.

D	REIT

E	Limited Liability Corporation.

F	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $13,226 or 1.58% of net assets. The Fund has no right to demand registration of these securities

G	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

Futures Contracts
(000’s)

				Unrealized
	Number of			Appreciation/
	Contracts	Expiration Date	Value	(Depreciation)
S&P 500 Mini E Index Future	388	September, 2011	24,995	(818)

			24,995	(818)

American Beacon Large Cap Value Fund
July 31, 2011 (Unaudited)

	Shares	Value
		(000’s)
COMMON STOCK — 96.71%
CONSUMER DISCRETIONARY — 8.21%
Auto Components — 0.62%
Johnson Controls, Inc.	762,005	$28,156
Magna International, Inc.	507,500	24,751

		52,907

Automobiles — 0.97%
General Motors Co.A	1,781,803	49,320
Toyota Motor Corp., ADRB	414,600	33,964

		83,284

Hotels, Restaurants & Leisure — 0.77%
Carnival Corp.	961,000	32,001
McDonald’s Corp.	79,221	6,851
Wyndham Worldwide Corp.	777,180	26,883

		65,735

Household Durables — 0.58%
D.R. Horton, Inc.	1,693,600	20,119
Lennar Corp., Class A	1,101,000	19,477
Pulte Group, Inc.	223,970	1,539
Stanley Black & Decker, Inc.	132,684	8,727

		49,862

Leisure Equipment & Products — 0.07%
Hasbro, Inc.	152,257	6,023

Media — 1.80%
CBS Corp., Class BC	1,027,200	28,115
Comcast Corp., Class A	2,249,710	52,509
Omnicom Group, Inc.	198,537	9,315
The Interpublic Group of Cos., Inc.	1,929,800	18,931
The Walt Disney Co.	318,185	12,288
Time Warner Cable, Inc.	340,800	24,984
Viacom, Inc., Class B	167,230	8,097

		154,239

Multiline Retail — 1.05%
JC Penney Co. Inc.	1,695,700	52,159
Kohl’s Corp.	60,202	3,294
Target Corp.	666,730	34,330

		89,783

Specialty Retail — 2.35%
Advance Auto Parts, Inc.	79,946	4,395
Best Buy Co. Inc.	984,100	27,161
Home Depot, Inc.	919,867	32,131
RadioShack Corp.	1,028,100	14,311
Staples, Inc.	1,846,407	29,653
The Gap, Inc.	4,543,400	87,643
The Sherwin-Williams Co.	97,846	7,551

		202,845

Total Consumer Discretionary		704,678

CONSUMER STAPLES — 8.43%
Beverages — 2.10%
Diageo plc, ADRB	1,148,446	93,300
PepsiCo, Inc.	1,364,060	87,354

		180,654

Food & Drug Retailing — 2.46%
CVS Caremark Corp.	2,015,783	73,274
Safeway, Inc.	1,013,900	20,450
The Kroger Co.	878,300	21,843
Wal-Mart Stores, Inc.	1,820,060	95,936

		211,503

Food Products — 0.63%
General Mills, Inc.	342,655	12,798
Kellogg Co.	121,619	6,784
Kraft Foods, Inc., Class A	563,400	19,369
Nestle S.A., ADRB	181,862	11,594
The JM Smucker Co.	50,307	3,920

		54,465

Household Products — 0.20%
Kimberly-Clark Corp.	197,000	12,876
The Procter & Gamble Co.	66,279	4,075

		16,951

Personal Products — 0.02%
Avon Products, Inc.	68,450	1,795

Tobacco — 3.02%
Altria Group, Inc.	1,693,532	44,540
Imperial Tobacco Group plc, ADRB	1,045,900	72,366
Philip Morris International, Inc.	1,922,821	136,848
Reynolds American, Inc.	134,405	4,731

		258,485

Total Consumer Staples		723,853

ENERGY — 11.61%
Energy Equipment & Services — 0.27%
Cobalt International Energy, Inc.A	1,457,400	17,955
Transocean Ltd.	85,751	5,279

		23,234

Oil & Gas — 11.34%
Apache Corp.	108,601	13,436
BP plc, ADRB	2,489,400	113,118
Chevron Corp.	1,040,237	108,205
ConocoPhillips	3,630,796	261,380
EOG Resources, Inc.	67,886	6,924
Exxon Mobil Corp.	1,065,616	85,026
Hess Corp.	76,949	5,276
Marathon Oil Corp.	772,300	23,918
Marathon Petroleum Corp.	386,150	16,910
Occidental Petroleum Corp.	992,408	97,435
Royal Dutch Shell plc, ADRB	1,316,500	96,960
Spectra Energy Corp.	3,465,800	93,646
Total S.A., ADRB	940,700	50,864

		973,098

Total Energy		996,332

	Shares	Value
		(000’s)
FINANCIALS — 24.76%
Banks — 8.16%
Bank of America Corp.	21,852,562	$212,188
Fifth Third Bancorp	1,790,100	22,645
KeyCorp.	2,097,274	16,862
PNC Financial Services Group, Inc.	2,300,913	124,917
SunTrust Banks, Inc.	1,546,420	37,872
The Bank of New York Mellon Corp.	674,917	16,947
Wells Fargo & Co.	8,965,361	250,492
Zions Bancorporation	869,100	19,033

		700,956

Diversified Financials — 9.64%
American Express Co.	1,850,900	92,619
BlackRock, Inc.	31,013	5,535
Capital One Financial Corp.	1,558,600	74,501
Citigroup, Inc.	2,885,976	110,648
JPMorgan Chase & Co.	7,943,984	321,334
Mastercard, Inc., Class A	30,254	9,175
Morgan Stanley	3,271,000	72,780
SLM Corp.	2,741,100	42,734
State Street Corp.	1,012,664	41,995
The Goldman Sachs Group, Inc.	418,717	56,514

		827,835

Insurance — 6.08%
ACE Ltd.	691,766	46,334
American International Group, Inc.	1,482,900	42,559
AON Corp.	182,226	8,769
Chubb Corp.	98,270	6,140
Genworth Financial, Inc., Class A	4,045,500	33,659
Hartford Financial Services Group, Inc.	1,887,650	44,209
Lincoln National Corp.	1,224,600	32,452
MetLife, Inc.	2,601,750	107,217
Prudential Financial, Inc.	427,518	25,087
The Allstate Corp.	3,009,700	83,429
The Travelers Cos., Inc.	622,139	34,299
XL Group plc	2,799,400	57,444

		521,598

Real Estate — 0.88%
Annaly Capital Management, Inc.D	2,774,000	46,548
Chimera Investment Corp.D	9,369,200	28,857

		75,405

Total Financials		2,125,794

HEALTH CARE — 10.69%
Biotechnology — 0.49%
Amgen, Inc.	771,000	42,174

Health Care Equipment & Supplies — 2.06%
Baxter International, Inc.	1,409,400	81,985
Becton Dickinson and Co.	102,705	8,587
Covidien plc	244,400	12,413
Medtronic, Inc.	1,760,279	63,458
St Jude Medical, Inc.	138,456	6,438
Thermo Fisher Scientific, Inc.	72,220	4,340

		177,221

Health Care Providers & Services — 0.84%
Quest Diagnostics, Inc.	541,042	29,222
WellPoint, Inc.	636,400	42,988

		72,210

Pharmaceuticals — 7.30%
Abbott Laboratories	332,709	17,075
Bristol-Myers Squibb Co.	820,000	23,501
Eli Lilly & Co.	1,181,800	45,263
GlaxoSmithKline plc, ADRB	87,363	3,881
Johnson & Johnson	2,514,081	162,887
Merck & Co. Inc.	3,093,705	105,588
Novartis AG, ADRB	591,700	36,212
Pfizer, Inc.	10,421,697	200,514
Roche Holding AG, ADRB	110,341	4,918
Sanofi, ADRB	665,500	25,788

		625,627

Total Health Care		917,232

INDUSTRIALS — 9.00%
Aerospace & Defense — 3.31%
Huntington Ingalls Industries, Inc.A	136,934	4,585
Lockheed Martin Corp.	1,467,606	111,142
Northrop Grumman Corp.	749,247	45,337
Raytheon Co.	1,506,500	67,386
The Boeing Co.	513,600	36,193
United Technologies Corp.	230,775	19,117

		283,760

Air Freight & Couriers — 0.37%
FedEx Corp.	367,000	31,885
Commercial Services & Supplies — 0.05%
Dun & Bradstreet Corp.	62,661	4,546
Construction & Engineering — 0.02%
Fluor Corp.	31,252	1,985
Industrial Conglomerates — 2.84%
3M Co.	723,394	63,037
General Electric Co.	5,315,000	95,191
Honeywell International, Inc.	1,520,428	80,735
Tyco International Ltd.	104,940	4,648

		243,611

Machinery — 2.35%
Cummins, Inc.	173,600	18,207
Danaher Corp.	175,257	8,607
Eaton Corp.	103,394	4,958
Illinois Tool Works, Inc.	775,600	38,625
ITT Corp.	1,151,300	61,410
PACCAR, Inc.	1,632,430	69,884

		201,691

	Shares	Value
		(000’s)
Road & Rail — 0.06%
Canadian National Railway Co.	63,278	$4,737
Total Industrials		772,215

INFORMATION TECHNOLOGY — 12.95%
Communications Equipment — 0.76%
Cisco Systems, Inc.	2,465,434	39,373
Corning, Inc.	1,626,700	25,881

		65,254

Computers & Peripherals — 5.23%
Apple, Inc.	241,770	94,406
Hewlett-Packard Co.	6,333,829	222,698
International Business Machines Corp.	723,196	131,514

		448,618

Electronic Equipment & Instruments — 0.77%
Avnet, Inc.	992,000	29,066
TE Connectivity Ltd.	1,083,200	37,294

		66,360

IT Consulting & Services — 0.25%
Accenture plc, Class A	280,378	16,581
The Western Union Co.	267,994	5,202

		21,783

Office Electronics — 0.16%
Xerox Corp.	1,446,600	13,497

Pharmaceuticals — 0.02%
ASML Holding N.V.	38,050	1,356

Semiconductor Equipment & Products — 2.20%
Intel Corp.	6,133,177	136,954
Micron Technology, Inc.	4,058,500	29,911
Texas Instruments, Inc.	748,600	22,271

		189,136

Software — 3.56%
CA, Inc.	3,140,603	70,035
Microsoft Corp.	7,083,300	194,083
Oracle Corp.	1,348,904	41,249

		305,367

Total Information Technology		1,111,371

MATERIALS — 2.14%
Chemicals — 1.27%
Air Products & Chemicals, Inc.	364,488	32,342
EI du Pont de Nemours & Co.	564,800	29,042
PPG Industries, Inc.	269,219	22,668
The Dow Chemical Co.	709,100	24,726

		108,778

Metals & Mining — 0.36%
Newmont Mining Corp.	554,500	30,836
Paper & Forest Products — 0.51%
International Paper Co.	1,482,000	44,015
Total Materials		183,629

TELECOMMUNICATION SERVICES — 4.48%
Diversified Telecommunication Services — 2.03%
AT&T, Inc.	5,008,289	146,542
Nokia OYJ, ADRB	272,400	1,580
Verizon Communications, Inc.	728,986	25,726

		173,848

Wireless Telecommunication Services — 2.45%
Vodafone Group plc, ADRB	7,492,514	210,540
Total Telecommunication Services		384,388

UTILITIES — 4.44%
CenterPoint Energy, Inc.	2,967,300	58,100
Dominion Resources, Inc.	1,546,000	74,903
Edison International	947,400	36,068
Entergy Corp.	428,400	28,617
Exelon Corp.	1,749,500	77,099
PG&E Corp.	203,034	8,412
PPL Corp.	1,024,355	28,580
Public Service Enterprise Group, Inc.	2,119,716	69,421

Total Utilities		381,200

Total Common Stock (Cost $8,192,076)		8,300,692

PREFERRED STOCK — 0.49%
CONSUMER DISCRETIONARY — 0.48%
General Motors Co.	878,825	40,610
UTILITIES — 0.01%
PPL Corp.	18,398	1,032
Total Preferred Stock (Cost $45,491)		41,642

SHORT-TERM INVESTMENTS — 2.07% (Cost $177,703)
JPMorgan U.S. Government Money Market Fund	177,702,993	177,703

TOTAL INVESTMENTS — 99.27% (Cost $8,415,270)		8,520,037
OTHER ASSETS, NET OF LIABILITIES — 0.73%		62,710

TOTAL NET ASSETS — 100.00%		$8,582,747

Percentages are stated as a percent of net assets.

A	Non-income producing security.

B	ADR — American Depositary Receipt

C	Non-voting participating shares.

D	REIT

Futures Contracts
    (000’s)

				Unrealized
	Number of			Appreciation/
	Contracts	Expiration Date	Value	(Depreciation)
S&P500 Mini E Index Future	2,937	September, 2011	189,202	(1,484)

			189,202	(1,484)

American Beacon Large Cap Growth Fund
July 31, 2011 (Unaudited)

	Shares	Value
		(000’s)
COMMON STOCK - 93.25%
CONSUMER DISCRETIONARY - 14.45%
Auto Components - 1.43%
BorgWarner, Inc.	6,900	$549
Lear Corp.	17,041	835

		1,384

Hotels, Restaurants & Leisure - 2.21%
Ctrip.com International Ltd., ADRA	11,200	516
Dunkin’ Brands Group, Inc.B	150	4
Las Vegas Sands Corp.B	15,800	746
Starbucks Corp.	11,100	445
Yum! Brands, Inc.	8,200	433

		2,144

Household Durables - 0.82%
Tempur-Pedic International, Inc.B	11,052	796

Internet & Catalog Retail - 2.11%
Amazon.com, Inc.B	6,150	1,369
priceline.com, Inc.B	1,260	677

		2,046

Media - 1.35%
Netflix, Inc.B	900	239
Scripps Networks Interactive, Inc., Class A	9,300	431
The Walt Disney Co.	16,700	645

		1,315

Multiline Retail - 0.50%
Costco Wholesale Corp.	6,200	485

Specialty Retail - 4.84%
AutoZone, Inc.B	2,916	832
Dollar Tree, Inc.B	12,581	833
Ltd Brands, Inc.	22,081	837
O’Reilly Automotive, Inc.B	9,050	538
PetSmart, Inc.	19,296	830
Ross Stores, Inc.	11,014	836

		4,706

Textiles & Apparel - 1.19%
Coach, Inc.	12,905	833
Polo Ralph Lauren Corp.	2,400	324

		1,157

Total Consumer Discretionary		14,033

CONSUMER STAPLES - 2.01%
Food & Drug Retailing - 0.85%
Walgreen Co.	21,203	828

Food Products - 0.67%
Green Mountain Coffee Roasters, Inc.B	6,300	655

Personal Products - 0.49%
The Estee Lauder Cos., Inc., Class A	4,500	472

Total Consumer Staples		1,955

ENERGY - 8.02%
Energy Equipment & Services - 5.51%
Dresser-Rand Group, Inc.B	15,646	836
FMC Technologies, Inc.B	21,200	967
Halliburton Co.	9,800	536
Helmerich & Payne, Inc.	11,909	822
Oceaneering International, Inc.	19,076	824
Schlumberger Ltd.	15,100	1,365

		5,350

Oil & Gas - 2.51%
Concho Resources, Inc.B	8,200	767
Occidental Petroleum Corp.	8,600	845
Peabody Energy Corp.	14,427	829

		2,441

Total Energy		7,791

FINANCIALS - 5.15%
Diversified Financials - 4.29%
American Express Co.	16,451	823
Ameriprise Financial, Inc.	15,675	847
CME Group, Inc.	1,500	434
Franklin Resources, Inc.	5,300	673
IntercontinentalExchange, Inc.B	4,450	549
JPMorgan Chase & Co.	11,300	457
TD Ameritrade Holding Corp.	20,900	384

		4,167

Real Estate - 0.86%
CB Richard Ellis Group, Inc.B	38,468	839

Total Financials		5,006

HEALTH CARE - 9.11%
Biotechnology - 0.84%
Gilead Sciences, Inc.B	19,301	818

Health Care Equipment & Supplies - 1.34%
Edwards Lifesciences Corp.B	5,500	392
Intuitive Surgical, Inc.B	1,100	441
Varian Medical Systems, Inc.	7,500	471

		1,304

Health Care Providers & Services - 4.54%
AmerisourceBergen Corp.	20,618	790
Cardinal Health, Inc.	18,998	831
Express Scripts, Inc.B	16,800	912
UnitedHealth Group, Inc.	37,807	1,876

		4,409

Pharmaceuticals - 2.39%
Endo Pharmaceuticals Holdings, Inc.B.	22,169	826
Mylan, Inc.	18,800	428

	Shares	Value
		(000’s)
Perrigo Co.	4,550	411
Shire plc, ADRA	6,300	$655

		2,320

Total Health Care		8,851

INDUSTRIALS - 16.98%
Aerospace & Defense - 1.51%
Goodrich Corp.	6,400	609
United Technologies Corp.	10,400	861

		1,470

Air Freight & Couriers - 0.50%
CH Robinson Worldwide, Inc.	6,700	484

Construction & Engineering - 0.75%
Fluor Corp.	11,500	731

Industrial Conglomerates - 2.54%
General Electric Co.	46,096	826
Honeywell International, Inc.	15,567	826
KBR, Inc.	22,859	815

		2,467

Machinery - 8.50%
Caterpillar, Inc.	8,236	814
Cummins, Inc.	7,791	817
Danaher Corp.	40,368	1,981
Deere & Co.	9,300	730
Dover Corp.	13,553	820
Eaton Corp.	16,982	814
Illinois Tool Works, Inc.	12,100	603
Joy Global, Inc.	8,902	836
Parker Hannifin Corp.	10,447	826

		8,241

Road & Rail - 2.32%
Union Pacific Corp.	21,952	2,250

Trading Companies & Distributors - 0.86%
WW Grainger, Inc.	5,625	835

Total Industrials		16,478

INFORMATION TECHNOLOGY - 29.77%
Communications Equipment - 0.86%
Cisco Systems, Inc.	52,502	838

Computers & Peripherals - 10.72%
Apple, Inc.	7,630	2,979
Dell, Inc.B	50,843	826
EMC Corp.	75,876	1,979
Hewlett-Packard Co.	22,966	807
International Business Machines Corp.	4,619	840
NetApp, Inc.B	9,800	466
SanDisk Corp.B	20,016	851
Teradata Corp.B	15,252	838
Western Digital Corp.B	23,601	813

		10,399

Internet Software & Services - 3.27%
Baidu Inc., ADRA B	5,150	809
Google, Inc., Class AB	3,181	1,921
VeriSign, Inc.	14,400	449

		3,179

IT Consulting & Services - 2.53%
Cognizant Technology Solutions Corp.B	17,400	1,216
Visa, Inc., Class A	14,550	1,244

		2,460

Semiconductor Equipment & Products - 6.65%
Altera Corp.	32,633	1,334
Analog Devices, Inc.	24,166	831
Intel Corp.	37,386	835
QUALCOMM, Inc.	25,800	1,413
Skyworks Solutions, Inc.	32,627	826
Texas Instruments, Inc.	40,693	1,211

		6,450

Software - 5.74%
Autodesk, Inc.	14,900	513
Cerner Corp.B	7,800	519
Citrix Systems, Inc.B	9,000	648
Intuit, Inc.B	9,100	425
Microsoft Corp.	30,554	837
Oracle Corp.	64,704	1,979
Salesforce.com, Inc.B	4,500	651

		5,572

Total Information Technology		28,898

MATERIALS - 6.95%
Chemicals - 3.51%
Albemarle Corp.	12,318	820
Ecolab, Inc.	9,450	473
Monsanto Co.	17,610	1,294
The Mosaic Co.	11,670	825

		3,412

Metals & Mining - 3.44%
Cliffs Natural Resources, Inc.	8,000	719
Freeport-McMoRan Copper & Gold, Inc.	25,154	1,332
Walter Energy, Inc.	10,501	1,287

		3,338

Total Materials		6,750

TELECOMMUNICATION SERVICES - 0.81%
American Tower Corp., Class A	15,000	788

Total Common Stock (Cost $73,330)		90,550

SHORT-TERM INVESTMENTS - 16.26% (Cost $15,793)
JPMorgan U.S. Government Money Market Fund	15,793,370	15,793

TOTAL INVESTMENTS - 109.51% (Cost $89,123)		106,343
LIABILITIES, NET OF OTHER ASSETS — (9.51%)		(9,232)

TOTAL NET ASSETS - 100.00%		$97,111

Percentages are stated as a percent of net assets.

A	ADR — American Depositary Receipt

B	Non-income producing security.

Futures Contracts
(000’s)

				Unrealized
	Number of			Appreciation/
	Contracts	Expiration Date	Value	(Depreciation)
S&P 500 Mini E Index Future	259	September, 2011	16,685	(447)

			16,685	(447)

American Beacon Mid-Cap Value Fund
July 31, 2011 (Unaudited)

	Shares	Value
		(000’s)
COMMON STOCK - 95.25%
COMMINGLED FUND - 0.06%
iShares Russell Midcap Value Index Fund	1,253	$57

CONSUMER DISCRETIONARY - 11.42%
Automobiles - 0.38%
Harley-Davidson, Inc.	8,905	386

Hotels, Restaurants & Leisure - 2.88%
International Game Technology	79,268	1,474
Royal Caribbean Cruises Ltd.	37,252	1,141
WMS Industries, Inc.	11,805	325

		2,940

Household Durables - 2.11%
Fortune Brands, Inc.	10,900	656
Newell Rubbermaid, Inc.	35,783	555
Stanley Black & Decker, Inc.	14,300	941

		2,152

Media - 1.64%
Omnicom Group, Inc.	26,100	1,225
The Interpublic Group of Cos., Inc.	45,811	449

		1,674

Multiline Retail - 0.74%
JC Penney Co. Inc.	24,400	751

Specialty Retail - 3.67%
American Eagle Outfitters, Inc.	31,297	411
Hanesbrands, Inc.A	28,900	883
Rent-A-Center, Inc.	23,600	638
Staples, Inc.	21,000	337
The Gap, Inc.	22,723	438
The Sherwin-Williams Co.	8,400	648
Urban Outfitters, Inc.A	12,006	391

		3,746

Total Consumer Discretionary		11,649

CONSUMER STAPLES - 5.06%
Beverages - 2.03%
Constellation Brands, Inc.A.	20,818	424
Molson Coors Brewing Co., Class B	36,498	1,645

		2,069

Food & Drug Retailing - 0.94%
Sysco Corp.	15,244	466
The Kroger Co.	20,019	498

		964

Personal Products - 0.64%
Avon Products, Inc.	24,775	650

Tobacco - 1.45%
Lorillard, Inc.	7,200	764
Reynolds American, Inc.	20,300	715

		1,479

Total Consumer Staples		5,162

ENERGY - 4.50%
Energy Equipment & Services - 0.43%
Nabors Industries Ltd.A	16,460	435

Oil & Gas - 4.07%
Murphy Oil Corp.	19,431	1,249
Newfield Exploration Co.A	6,592	444
Pioneer Natural Resources Co.	4,746	441
Range Resources Corp.	7,629	497
Seadrill Ltd.	28,800	1,001
Spectra Energy Corp.	19,400	524

		4,156

Total Energy		4,591

FINANCIALS - 26.77%
Banks - 7.38%
Comerica, Inc.	38,827	1,244
Fifth Third Bancorp	169,488	2,143
KeyCorp.	84,750	681
New York Community Bancorp, Inc.	47,800	647
People’s United Financial, Inc.	25,682	326
PNC Financial Services Group, Inc.	11,500	624
Regions Financial Corp.	111,125	677
Synovus Financial Corp.	97,156	178
TCF Financial Corp.	33,566	427
Zions Bancorporation	26,697	585

		7,532

Diversified Financials - 4.65%
Ameriprise Financial, Inc.	20,950	1,133
Capital One Financial Corp.	19,700	942
Discover Financial Services	41,900	1,073
Federated Investors, Inc., Class B	21,081	451
SLM Corp.	43,600	680
Towers Watson & Co., Class A	7,625	466

		4,745

Insurance - 10.69%
Axis Capital Holdings Ltd.	20,775	662
Chubb Corp.	5,600	350
Delphi Financial Group, Inc., Class A	35,200	948
Endurance Specialty Holdings Ltd.	11,065	451
PartnerRe Ltd.	6,461	432
ProAssurance Corp.A	7,220	503
Protective Life Corp.	46,275	983
Reinsurance Group of America, Inc.	8,793	512
RenaissanceRe Holdings Ltd.	14,925	1,038
The Allstate Corp.	34,875	967
Torchmark Corp.	16,612	671
Unum Group	21,692	529
Validus Holdings Ltd.	23,307	620
Willis Group Holdings plc	36,671	1,500

	Shares	Value
		(000’s)
XL Group plc	36,400	$747

		10,913

Real Estate - 4.05%
Annaly Capital Management, Inc.B	25,100	421
Digital Realty Trust, Inc.B	7,573	464
Essex Property Trust, Inc.B	7,200	1,011
Hospitality Properties TrustB	47,850	1,207
Host Hotels & Resorts LPB	30,770	488
Liberty Property TrustB	15,888	540

		4,131

Total Financials		27,321

HEALTH CARE - 6.27%
Health Care Equipment & Supplies - 1.61%
Becton Dickinson and Co.	3,946	330
Hologic, Inc.A	22,090	410
Patterson Cos., Inc.	12,789	394
STERIS Corp.	14,393	504

		1,638

Health Care Providers & Services - 4.66%
AmerisourceBergen Corp.	10,127	388
Cardinal Health, Inc.	18,700	818
CIGNA Corp.	17,200	856
Coventry Health Care, Inc.A	31,100	996
HCA Holdings, Inc.A	12,916	345
Omnicare, Inc.	28,600	872
Quest Diagnostics, Inc.	9,075	490

		4,765

Total Health Care		6,403

INDUSTRIALS - 16.89%
Aerospace & Defense - 5.30%
Curtiss-Wright Corp.	38,475	1,230
Goodrich Corp.	7,600	723
L-3 Communications Holdings, Inc.	27,225	2,154
Spirit Aerosystems Holdings, Inc., Class AA	64,150	1,314

		5,421

Building Products - 1.56%
Masco Corp.	150,652	1,589

Commercial Services & Supplies - 3.47%
Apollo Group, Inc., Class AA	10,475	532
Avery Dennison Corp.	12,706	401
Cintas Corp.	15,655	510
Con-way, Inc.	17,675	648
Dun & Bradstreet Corp.	5,900	428
Pitney Bowes, Inc.	19,095	411
Republic Services, Inc.	20,954	608

		3,538

Construction & Engineering - 0.44%
Fluor Corp.	7,000	445

Electrical Equipment - 2.53%
Brady Corp., Class A	38,500	1,140
Molex, Inc.	61,555	1,445

		2,585

Industrial Conglomerates - 0.47%
Teleflex, Inc.	7,898	476

Machinery - 2.57%
Dover Corp.	7,690	465
Eaton Corp.	12,000	575
Flowserve Corp.	4,493	447
ITT Corp.	9,500	507
SPX Corp.	8,300	624

		2,618

Marine - 0.55%
Golar LNG Ltd.	14,800	564

Total Industrials		17,236

INFORMATION TECHNOLOGY - 9.76%
Communications Equipment - 0.40%
Brocade Communications Systems, Inc.A	75,081	411

Electronic Equipment & Instruments - 3.28%
Avnet, Inc.	47,300	1,387
Ingram Micro, Inc., Class AA	61,625	1,143
TE Connectivity Ltd.	23,500	809

		3,339

IT Consulting & Services - 1.64%
Computer Sciences Corp.	28,425	1,003
The Western Union Co.	34,300	666

		1,669

Office Electronics - 0.82%
Xerox Corp.	89,700	837

Semiconductor Equipment & Products - 1.15%
Analog Devices, Inc.	13,157	453
Microchip Technology, Inc.	21,500	725

		1,178

Software - 2.47%
Adobe Systems, Inc.	17,128	475
CA, Inc.	44,225	986
Symantec Corp.A	24,609	469
Synopsys, Inc.A	24,790	594

		2,524

Total Information Technology		9,958

MATERIALS - 5.63%
Chemicals - 1.29%
Huntsman Corp.	15,896	304
PPG Industries, Inc.	11,975	1,008

		1,312

Containers & Packaging - 2.95%
Bemis Co, Inc.	14,175	448

	Shares	Value
		(000’s)
Jarden Corp.	30,525	$947
Owens-Illinois, Inc.A	22,020	510
Packaging Corp of America	17,331	462
Sealed Air Corp.	30,200	650

		3,017

Metals & Mining - 1.39%
Alcoa, Inc.	21,547	317
Allegheny Technologies, Inc.	10,163	591
Nucor Corp.	13,179	513

		1,421

Total Materials		5,750

UTILITIES - 8.89%
Electric Utilities - 6.35%
CenterPoint Energy, Inc.	44,000	862
Edison International	27,770	1,057
Entergy Corp.	20,275	1,353
Great Plains Energy, Inc.	29,131	588
Pinnacle West Capital Corp.	13,500	572
Portland General Electric Co.	15,114	375
TECO Energy, Inc.	26,384	489
Xcel Energy, Inc.	49,252	1,181

		6,477

Gas Utilities - 2.04%
AGL Resources, Inc.	16,258	664
EQT Corp.	7,040	447
MDU Resources Group, Inc.	26,350	568
Oneok, Inc.	5,500	400

		2,079

Multi-Utilities - 0.50%
SCANA Corp.	13,085	513

Total Utilities		9,069

Total Common Stock (Cost $85,452)		97,196

SHORT-TERM INVESTMENTS - 0.59% (Cost $605)
JPMorgan U.S. Government Money Market Fund	604,591	605

TOTAL INVESTMENTS - 95.84% (Cost $86,057)		97,801
OTHER ASSETS, NET OF LIABILITIES - 4.16%		4,248

TOTAL NET ASSETS - 100.00%		$102,049

Percentages are stated as a percent of net assets.

A	Non-income producing security.

B	REIT

Futures Contracts
(000’s)

				Unrealized
	Number of			Appreciation/
	Contracts	Expiration Date	Value	(Depreciation)
S&P Midcap 400 Mini E Index Future	7	September, 2011	659	(39)

			659	(39)

American Beacon Small Cap Value Fund
July 31, 2011 (Unaudited)

	Shares	Value
		(000’s)
COMMON STOCK - 96.61%
CONSUMER DISCRETIONARY - 14.55%
Auto Components - 1.35%
American Axle & Manufacturing Holdings, Inc.	1,414,700	$16,226
Cooper Tire & Rubber Co.	229,950	3,877
Dorman Products, Inc.A	47,700	1,704
Exide TechnologiesA	206,100	1,476
Gentex Corp.	456,300	12,932
Superior Industries International, Inc.	71,700	1,451
The Goodyear Tire & Rubber Co.	373,100	6,033

		43,699

Automobiles - 0.17%
Thor Industries, Inc.	229,130	5,666

Commercial Services & Supplies - 0.10%
Viad Corp.	150,500	3,120

Distributors - 0.42%
Brightpoint, Inc.A	1,490,250	13,546

Hotels, Restaurants & Leisure - 0.89%
Bob Evans Farms, Inc.	78,900	2,725
Boyd Gaming Corp.A B	231,830	2,026
Brinker International, Inc.	58,415	1,403
CEC Entertainment, Inc.	29,800	1,153
Domino’s Pizza, Inc.	159,800	4,294
International Speedway Corp., Class A	129,954	3,635
Jack in the Box, Inc.A	366,830	8,334
Lakes Entertainment, Inc.A	150,800	329
Life Time Fitness, Inc.A	31,105	1,299
Orient-Express Hotels Ltd.	228,800	2,263
Sonic Corp.A	130,890	1,401

		28,862

Household Durables - 1.29%
Cavco Industries, Inc.A	56,569	2,408
Ethan Allen Interiors, Inc.B	293,320	5,397
Furniture Brands International, Inc.	833,900	3,361
Helen of Troy Ltd.A	124,253	4,007
Lancaster Colony Corp.B	79,110	4,757
Meritage Homes Corp.	215,280	4,704
Ryland Group, Inc.	361,480	5,325
Whirlpool Corp.	169,800	11,754

		41,713

Internet & Catalog Retail - 0.10%
Insight Enterprises, Inc.A	124,300	2,092
Systemax, Inc.	77,900	1,269

		3,361

Leisure Equipment & Products - 0.45%
Brunswick Corp.	516,200	11,269
Callaway Golf Co.	128,300	815
Jakks Pacific, Inc.	139,740	2,438

		14,522

Media - 2.00%
Belo Corp., Series A	250,700	1,752
Cinemark Holdings, Inc.	186,700	3,639
EW Scripps Co.	125,700	1,084
John Wiley & Sons, Inc., Class A	118,500	5,932
Meredith Corp.B	273,405	8,161
Scholastic Corp.	130,100	3,736
Sinclair Broadcast Group, Inc., Class A	138,500	1,373
The Washington Post Co., Class BB	17,800	7,161
Valassis Communications, Inc.B	1,191,900	31,943

		64,781

Multiline Retail - 1.26%
99 Cents Only StoresA	478,600	9,452
Big Lots, Inc.	400,900	13,964
BJ’s Wholesale Club, Inc.A	142,730	7,186
Dillard’s, Inc., Class AB	161,300	9,075
Fred’s, Inc., Class A	83,600	1,102

		40,779

Specialty Retail - 5.21%
Aaron’s, Inc.	278,170	7,013
Aeropostale, Inc.A	786,000	13,244
American Greetings Corp., Class A	108,200	2,399
America’s Car-Mart, Inc.A	319,500	10,812
Asbury Automotive Group, Inc.	87,400	1,882
Ascena Retail Group, Inc.A	175,134	5,660
Big 5 Sporting Goods Corp.	191,880	1,583
Cabela’s, Inc.A	737,900	20,189
Chico’s FAS, Inc.	486,850	7,347
Collective Brands, Inc.A B	603,075	7,104
DG FastChannel, Inc.A	502,700	14,206
Express, Inc.	247,320	5,550
Foot Locker, Inc.	157,570	3,424
GameStop Corp., Class AA B	201,000	4,740
Group 1 Automotive, Inc.B	63,900	3,044
Hanesbrands, Inc.A	32,625	995
Interline Brands, Inc.A	15,800	264
Pier 1 Imports, Inc.	316,200	3,475
Rent-A-Center, Inc.	989,848	26,776
Sonic Automotive, Inc., Class A	108,900	1,706
Stage Stores, Inc.	117,020	2,083
The Buckle, Inc.B	92,900	4,116
The Cato Corp., Class A	43,700	1,216
The Childrens Place Retail Stores, Inc.A	111,270	5,377
The Men’s Wearhouse, Inc.	440,300	14,437

		168,642

Textiles & Apparel - 1.31%
Carter’s, Inc.A	153,700	5,149
G-III Apparel Group Ltd.A	51,300	1,584
Maidenform Brands, Inc.A	62,200	1,608
Quiksilver, Inc.A	1,917,800	10,087
Skechers U.S.A. Inc, Class AA	615,640	10,249
The Jones Group, Inc.	640,637	8,290
The Warnaco Group, Inc.A	38,360	2,045
Unifirst Corp.	39,900	2,189

	Shares	Value
		(000’s)
Wolverine World Wide, Inc.	34,400	$1,303

		42,504

Total Consumer Discretionary		471,195

CONSUMER STAPLES - 1.81%
Food & Drug Retailing - 0.72%
Casey’s General Stores, Inc.	110,216	4,960
Central European Distribution Corp.A B	65,875	638
Flowers Foods, Inc.B	304,380	6,672
Nash Finch Co.	35,050	1,255
Spartan Stores, Inc.	265,330	4,686
The Andersons, Inc.	49,000	2,014
Winn-Dixie Stores, Inc.A	350,700	3,149

		23,374

Food Products - 0.98%
Chiquita Brands International, Inc.	220,205	2,607
Corn Products International, Inc.	14,120	719
Fresh Del Monte Produce, Inc.	158,100	3,875
Overhill Farms, Inc.A	316,300	1,629
Sanderson Farms, Inc.B	150,875	6,972
Smithfield Foods, Inc.A	438,000	9,644
Snyders-Lance, Inc.	138,250	2,822
The Hain Celestial Group, Inc.A	106,116	3,431

		31,699

Personal Products - 0.07%
Revlon, Inc., Class AA	130,500	2,198

Tobacco - 0.04%
Universal Corp.	31,994	1,175

Total Consumer Staples		58,446

ENERGY - 6.06%
Energy Equipment & Services - 3.18%
Atwood Oceanics, Inc.A	434,627	20,297
Bristow Group, Inc.	243,400	11,800
Cal Dive International, Inc.A	836,310	4,667
Dawson Geophysical Co.A	90,866	3,606
Global Industries Ltd.A	979,360	5,024
Hercules Offshore, Inc.A	290,600	1,366
Matrix Service Co.A	396,027	5,521
Oil States International, Inc.A	69,350	5,597
Parker Drilling Co.	310,600	1,969
SEACOR Holdings, Inc.	57,850	5,806
Superior Energy Services, Inc.A	38,810	1,610
Tesco Corp.A	150,988	3,210
Tidewater, Inc.	449,230	24,410
Unit Corp.A	127,005	7,622
Willbros Group, Inc.A	49,900	459

		102,964

Oil & Gas - 2.88%
Berry Petroleum Co., Class A	108,560	6,226
Cloud Peak Energy, Inc.	872,750	19,462
Comstock Resources, Inc.A B	311,800	9,946
Contango Oil & Gas Co.A	139,435	8,796
Energy Partners Ltd.A	782,650	13,313
Helix Energy Solutions Group, Inc.A.	107,600	2,107
Oasis Petroleum, Inc.A	73,100	2,159
Petroleum Development Corp.A	63,600	2,310
Petroquest Energy, Inc.A B	150,400	1,223
Stone Energy Corp.A	490,500	15,922
Tesoro Corp.	426,225	10,353
W&T Offshore, Inc.	55,034	1,491

		93,308

Total Energy		196,272

FINANCIALS - 25.52%
Banks - 8.76%
1st Source Corp.	52,800	1,217
Associated Banc-Corp.	1,362,175	18,594
Astoria Financial Corp.	262,200	3,055
BancorpSouth, Inc.B	96,617	1,308
Bank of Hawaii Corp.	32,420	1,453
Bank of the Ozarks, Inc.	376,100	19,538
Brookline Bancorp, Inc.	477,590	4,083
Cardinal Financial Corp.	185,170	1,987
Cathay General Bancorp	209,000	2,897
Center Financial Corp.A	320,900	1,977
City Holding Co.	37,500	1,173
City National Corp.	129,713	6,963
Columbia Banking System, Inc.	71,400	1,257
Community Bank System, Inc.	27,500	692
CVB Financial Corp.B	679,573	6,585
Dime Community Bancshares, Inc.	83,715	1,176
First Commonwealth Financial Corp.	279,100	1,435
First Financial Bancorp	639,500	10,238
First Financial Holdings, Inc.	164,100	1,364
First Horizon National Corp.	708,793	6,372
First Interstate Bancsystem, Inc.	296,000	3,960
First Midwest Bancorp, Inc.	420,062	5,007
First Niagara Financial Group, Inc.	160,400	1,965
FirstMerit Corp.	77,250	1,129
FNB Corp.	335,800	3,358
Fulton Financial Corp.	993,895	10,088
Hancock Holding Co.	509,823	16,799
Home Federal Bancorp, Inc.	171,000	1,828
Iberiabank Corp.	384,800	19,614
Lakeland Financial Corp.	83,500	1,883
MB Financial, Inc.	377,520	7,622
Nara Bancorp, Inc.A	305,900	2,456
National Penn Bancshares, Inc.	1,036,237	8,331
Northwest Bancshares, Inc.	226,900	2,789
Ocwen Financial Corp.A	909,700	11,726
Old National Bancorp	112,000	1,142
PacWest Bancorp	249,880	4,960
Pinnacle Financial Partners, Inc.A B	90,800	1,385
Popular, Inc.	1,273,900	3,057
PrivateBancorp, Inc.	350,320	4,130
Prosperity Bancshares, Inc.	385,221	15,998
Provident Financial Services, Inc.	458,240	6,351

	Shares	Value
		(000’s)
Susquehanna Bancshares, Inc.	235,500	$1,773
SVB Financial Group	153,610	9,373
Synovus Financial Corp.	5,723,600	10,474
Territorial Bancorp, Inc.	6,000	125
Washington Federal, Inc.	321,640	5,439
Washington Trust Bancorp, Inc.	51,000	1,162
Webster Financial Corp.	888,970	18,153
WesBanco, Inc.	70,800	1,455
Wintrust Financial Corp.	192,530	6,581

		283,477

Diversified Financials - 4.53%
Apollo Investment Corp.	134,631	1,290
Ares Capital Corp.	904,600	14,600
CapitalSource, Inc.	860,800	5,561
Capitol Federal Financial, Inc.	354,200	4,052
Cash America International, Inc.	394,788	22,092
CoreLogic, Inc.	378,710	5,976
Credit Acceptance Corp.A	97,250	7,713
Duff & Phelps Corp., Class A	185,640	2,114
E*Trade Financial Corp.A	226,849	3,602
Encore Capital Group, Inc.A	69,200	1,893
Ezcorp, Inc., Class A	680,524	22,647
Federated Investors, Inc., Class BB.	181,800	3,885
Fifth Street Finance Corp.B	1,204,200	12,668
Heartland Payment Systems, Inc.	185,200	3,897
Janus Capital Group, Inc.	693,500	5,853
Kirkland’s, Inc.A	503,300	5,431
Knight Capital Group, Inc., Class AA	810,800	9,170
MF Global Holdings Ltd.A	420,200	3,097
National Financial Partners Corp.	74,300	842
NewStar Financial, Inc.A	134,500	1,431
Piper Jaffray CosA	164,777	4,858
Waddell & Reed Financial, Inc.	36,680	1,346
World Acceptance Corp.A B	41,600	2,651

		146,669

Insurance - 8.81%
Alleghany Corp.	18,856	6,211
Allied World Assurance Co. Holdings AG	113,680	6,190
Alterra Capital Holdings Ltd.	281,900	6,143
American Equity Investment Life Holding Co.	189,800	2,253
American Financial Group, Inc.	214,865	7,301
Amtrust Financial Services, Inc.	216,292	5,022
Argo Group International Holdings Ltd.	120,650	3,547
Aspen Insurance Holdings Ltd.	503,940	13,052
CNO Financial Group, Inc.A	2,033,400	14,945
Delphi Financial Group, Inc., Class A	491,300	13,226
Employers Holdings, Inc.	479,900	7,131
Endurance Specialty Holdings Ltd.	442,600	18,032
Enstar Group Ltd.A	36,403	3,846
FBL Financial Group, Inc., Class A	79,700	2,509
Fidelity National Financial, Inc.	472,200	7,697
First American Financial Corp.	469,060	7,500
Global Indemnity plcA	625,321	13,025
Harleysville Group, Inc.	71,700	2,167
HCC Insurance Holdings, Inc.	116,770	3,518
Horace Mann Educators Corp.	310,000	4,514
Infinity Property & Casualty Corp.	45,898	2,326
Maiden Holdings Ltd.	174,500	1,618
Meadowbrook Insurance Group, Inc.	128,900	1,212
Montpelier Re Holdings Ltd.	161,408	2,786
National Western Life Insurance Co., Class A	7,800	1,336
OneBeacon Insurance Group Ltd., Class A	43,500	554
Platinum Underwriters Holdings Ltd.	30,935	1,063
ProAssurance Corp.A	338,310	23,564
Protective Life Corp.	596,295	12,677
RenaissanceRe Holdings Ltd.	53,600	3,730
RLI Corp.	45,100	2,848
Safety Insurance Group, Inc.	39,900	1,620
Selective Insurance Group, Inc.	129,500	2,123
StanCorp Financial Group, Inc.	368,050	12,241
Symetra Financial Corp.	1,450,000	18,212
The Hanover Insurance Group, Inc.	92,140	3,336
The Navigators Group, Inc.A	257,073	12,118
Torchmark Corp.	278,550	11,251
Tower Group, Inc.	100,500	2,297
Unitrin, Inc.	160,900	4,533
Validus Holdings Ltd.	269,700	7,171
White Mountains Insurance Group Ltd.	21,174	8,923

		285,368

Lodging/Resorts - 0.21%
DiamondRock Hospitality Co.C	654,240	6,686
Real Estate - 3.21%
Anworth Mortgage Asset Corp.C	184,180	1,276
BioMed Realty Trust, Inc.C	464,890	9,121
Brandywine Realty TrustC	126,150	1,513
CapLease, Inc.C	915,800	4,075
CBL & Associates Properties, Inc.C	369,605	6,564
Cogdell Spencer, Inc.C	376,280	2,243
CommonWealth REITC	55,871	1,320
Corrections Corp. of AmericaA	45,800	983
DCT Industrial Trust, Inc.C	1,083,930	5,875
Entertainment Properties TrustC	120,950	5,623
Hospitality Properties TrustC	60,075	1,517
Inland Real Estate Corp.C	527,300	4,651
LaSalle Hotel PropertiesC	286,190	7,158
Lexington Realty TrustB C	837,440	7,034
Medical Properties Trust, Inc.C	124,470	1,464
MI Developments, Inc., Class A	515,700	15,480
National Health Investors, Inc.C	113,380	5,158
Omega Healthcare Investors, Inc.C	373,810	7,342
Pebblebrook Hotel TrustC	209,354	4,139
Pennsylvania Real Estate Investment TrustB C	105,005	1,533
Starwood Property Trust, Inc.C	409,000	7,935
Urstadt Biddle Properties, Inc., Class AC	116,330	2,064

		104,068

Total Financials		826,268

	Shares	Value
		(000’s)
HEALTH CARE - 7.53%
Biotechnology - 0.16%
Charles River Laboratories International, Inc.A	37,655	$1,489
Viropharma, Inc.A	207,700	3,755

		5,244

Health Care Equipment & Supplies - 1.11%
CONMED Corp.A	62,200	1,617
Haemonetics Corp.A	147,660	9,672
Hillenbrand, Inc.	160,400	3,511
Kinetic Concepts, Inc.A	151,100	10,115
STERIS Corp.	315,080	11,024

		35,939

Health Care Providers & Services - 5.25%
Alere, Inc.A	37,791	1,114
Amedisys, Inc.A B	123,075	3,183
AMERIGROUP Corp.A	283,830	15,611
Centene Corp.A	124,400	4,082
Gentiva Health Services, Inc.	688,200	12,381
Health Net, Inc.A	254,400	7,154
Healthsouth Corp.A	1,049,970	25,618
Healthspring, Inc.A	346,787	14,232
Healthways, Inc.A	35,400	529
Kindred Healthcare, Inc.A	109,900	2,071
LifePoint Hospitals, Inc.A	800,460	29,696
Magellan Health Services, Inc.A	205,700	10,717
MAXIMUS, Inc.	359,150	13,874
Mednax, Inc.A	139,460	9,506
Omnicell, Inc.A	339,330	5,806
Owens & Minor, Inc.	46,125	1,407
Parexel International Corp.A	272,440	5,593
The Ensign Group, Inc.	90,872	2,581
Triple-S Management Corp., Class BA	52,200	1,126
Universal American Corp.	375,700	3,573

		169,854

Pharmaceuticals - 1.01%
Endo Pharmaceuticals Holdings, Inc.A	335,450	12,496
Medicis Pharmaceutical Corp., Class A	206,890	7,692
Par Pharmaceutical Cos., Inc.	96,300	3,119
PharMerica Corp.A	292,300	3,733
Salix Pharmaceuticals Ltd.A	93,250	3,616
The Medicines Co.A	143,400	2,148

		32,804

Total Health Care		243,841

INDUSTRIALS - 16.14%
Aerospace & Defense - 1.92%
Alliant Techsystems, Inc.	268,555	17,519
Curtiss-Wright Corp.	41,832	1,337
Huntington Ingalls Industries, Inc.A	403,300	13,502
Spirit Aerosystems Holdings, Inc., Class AA	478,370	9,802
Triumph Group, Inc.	249,600	13,438
World Fuel Services Corp.	177,900	6,694

		62,292

Airlines - 0.12%
Aircastle Ltd.	333,736	3,821

Building Products - 1.14%
Apogee Enterprises, Inc.	268,807	3,078
Crane Co.	205,900	9,537
Drew Industries, Inc.	84,250	1,795
Insituform Technologies, Inc., Class AA	400,300	8,026
Simpson Manufacturing Co. Inc.	371,625	10,516
Trex Co. IncA B	181,100	3,818

		36,770

Commercial Services & Supplies - 6.26%
Atlas Air Worldwide Holdings, Inc.A	399,910	20,951
Bridgepoint Education, Inc.A B	140,700	3,484
Career Education Corp.A	206,700	4,690
Clean Harbors, Inc.A	182,976	9,652
Convergys Corp.A	324,400	4,036
Con-way, Inc.	382,200	13,996
CSG Systems International, Inc.A	99,400	1,765
Deluxe Corp.	136,500	3,213
Ennis, Inc.	85,700	1,503
FTI Consulting, Inc.A B	186,500	6,768
G&K Services, Inc., Class A	49,720	1,694
Global Payments, Inc.	44,800	2,124
Heidrick & Struggles International, Inc.	435,150	11,575
Herman Miller, Inc.	458,000	10,539
Hudson Highland Group, Inc.A	630,300	3,775
Huron Consulting Group, Inc.A	149,240	4,831
Insperity, Inc.	212,800	6,218
ITT Educational Services, Inc.B	74,700	6,400
Kelly Services, Inc., Class A	135,400	2,119
Korn/Ferry InternationalA	550,860	11,866
Layne Christensen Co.A	42,000	1,231
McGrath Rentcorp	111,848	2,911
Mobile Mini, Inc.A	623,100	13,154
PHH Corp.A	802,800	15,061
Resources Connection, Inc.	108,980	1,419
Steelcase, Inc., A Shares	537,232	5,335
TAL International Group, Inc.	88,800	2,747
Team, Inc.	118,274	3,164
Tetra Tech, Inc.A	258,630	5,690
The Brink’s Co.	387,180	11,553
The Geo Group, Inc.A	151,960	3,161
United Stationers, Inc.	193,000	6,193

		202,818

Construction & Engineering - 1.50%
Aecom Technology Corp.A	314,500	7,781
Comfort Systems USA, Inc.	815,685	8,516
EMCOR Group, Inc.A	551,625	15,401
Granite Construction, Inc.	253,720	5,932
Primoris Services Corp.	113,164	1,381
Tutor Perini Corp.	66,750	1,053

	Shares	Value
		(000’s)
URS Corp.	207,500	$8,472

		48,536

Diversified Manufacturing - 0.04%
Barnes Group, Inc.	59,405	1,447
Electrical Equipment - 1.08%
EnerSysA	178,895	5,721
General Cable Corp.	49,664	1,975
GT Advanced Technologies, Inc.A B	386,400	5,270
Kemet Corp.A	117,500	1,434
Regal-Beloit Corp.	189,500	11,490
SunPower Corp., Class AA B	120,424	2,364
Thomas & Betts Corp.	136,060	6,637

		34,891

Energy Equipment & Services - 0.06%
Hornbeck Offshore Services, Inc.A	68,900	1,918

Industrial Conglomerates - 0.44%
Carlisle Cos., Inc.	134,790	5,827
GATX Corp.	175,100	6,904
Teleflex, Inc.	23,795	1,433

		14,164

Machinery - 2.45%
Astec Industries, Inc.A	166,060	6,231
Briggs & Stratton Corp.	77,605	1,330
CIRCOR International, Inc.	160,900	6,959
Columbus McKinnon Corp.	155,950	2,565
Esterline Technologies Corp.	70,575	5,390
FreightCar America, Inc.	79,480	1,962
John Bean Technologies Corp.	62,300	1,100
Meritor, Inc.A	133,100	1,797
Miller Industries, Inc.	231,100	3,785
Mueller Industries, Inc.	141,300	5,303
Oshkosh Corp.	286,400	7,108
Reliance Steel & Aluminum Co.	25,500	1,199
RSC Holdings, Inc.A B	1,411,571	16,854
Terex Corp.	792,600	17,604

		79,187

Marine - 0.37%
Diana Shipping, Inc.	123,405	1,209
Gulfmark Offshore, Inc., Class AA	69,662	3,395
Kirby Corp.	124,800	7,279

		11,883

Metals & Mining - 0.05%
Mueller Water Products, Inc.	529,000	1,730

Road & Rail - 0.71%
Amerco, Inc.A	57,000	5,138
Forward Air Corp.	370,309	11,539
RailAmerica, Inc.A	140,000	2,083
Ryder System, Inc.	28,040	1,579
Saia, Inc.A	174,900	2,636

		22,975

Total Industrials		522,432

INFORMATION TECHNOLOGY - 13.75%
Communications Equipment - 1.90%
Arris Group, Inc.A	1,059,707	12,716
Black Box Corp.	410,200	11,687
Comtech Telecommunications Corp.	72,200	1,946
InterDigital, Inc.B	446,300	30,460
IxiaA	196,470	1,965
Plantronics, Inc.	41,550	1,423
Symmetricom, Inc.A	251,500	1,426

		61,623

Computers & Peripherals - 0.89%
Electronics for Imaging, Inc.A	278,000	4,784
Lexmark International, Inc.A	137,385	4,612
Mercury Computer Systems, Inc.A	351,300	5,898
NCR Corp.A	76,951	1,535
Synaptics, Inc.A B	493,542	12,127

		28,956

Electronic Equipment & Instruments - 3.19%
AVX Corp.	452,700	6,302
Diebold, Inc.	202,170	6,114
Ingram Micro, Inc., Class AA	551,300	10,227
Itron, Inc.A	249,430	10,735
Littelfuse, Inc.	198,100	10,121
Methode Electronics, Inc.	754,800	7,986
Newport Corp.	99,700	1,549
Plexus Corp.A	417,900	12,332
Tech Data Corp.A	172,141	8,034
TTM Technologies, Inc.A	216,500	2,999
Veeco Instruments, Inc.A B	110,300	4,389
Vishay Intertechnology, Inc.A	1,613,300	22,214

		103,002

Internet Software & Services - 1.10%
Earthlink, Inc.	164,200	1,320
Ebix, Inc.A B	629,400	12,393
IAC/InterActiveCorpA	247,100	10,227
j2 Global Communications, Inc.	121,300	3,244
Netgear, Inc.A	102,270	3,366
RealNetworks, Inc.	140,200	474
Websense, Inc.A	203,546	4,616

		35,640

IT Consulting & Services - 1.61%
CACI International, Inc., Class AA	268,505	15,863
Ciber, Inc.A	399,800	2,007
Mantech International Corp.	221,100	9,021
Ness Technologies, Inc.A	756,000	5,799
SYNNEX Corp.A	622,600	17,631
Unisys Corp.	91,900	1,909

		52,230

Semiconductor Equipment & Products - 2.83%
Advanced Energy Industries, Inc.A.	44,200	469
Amkor Technology, Inc.A B	207,213	1,104
ATMI, Inc.A	70,200	1,309
Brooks Automation, Inc.	1,421,880	13,523
Cymer, Inc.A	167,760	7,386

	Shares	Value
		(000’s)
Diodes, Inc.A	96,800	$2,280
Entegris, Inc.A	354,500	3,038
Entropic Communications, Inc.A B	1,635,230	10,923
Fairchild Semiconductor International, Inc.A	336,700	5,054
Kulicke & Soffa Industries, Inc.	191,700	1,764
Lattice Semiconductor Corp.A	313,700	1,945
Microsemi Corp.	62,885	1,248
MKS Instruments, Inc.	150,970	3,767
Novellus Systems, Inc.A	237,870	7,383
PMC — Sierra, Inc.	192,650	1,347
QLogic Corp.A	411,428	6,241
RF Micro Devices, Inc.A	581,400	3,924
Semtech Corp.A	106,290	2,477
Teradyne, Inc.A	493,600	6,659
Tessera Technologies, Inc.A	436,500	6,857
TriQuint Semiconductor, Inc.A	400,300	3,010

		91,708

Software - 2.23%
Aspen Technology, Inc.A	450,470	6,982
Cadence Design Systems, Inc.A	559,300	5,778
Cognex Corp.	557,750	18,937
DST Systems, Inc.	149,870	7,672
FARO Technologies, Inc.A	167,500	6,827
JDA Software Group, Inc.A	203,971	5,703
Mentor Graphics Corp.	1,184,700	13,541
Netscout Systems, Inc.A	281,460	4,292
Quest Software, Inc.A	127,160	2,413

		72,145

Total Information Technology		445,304

MATERIALS - 5.99%
Chemicals - 2.41%
A Schulman, Inc.	46,600	1,032
Arch Chemicals, Inc.	80,150	3,777
Cabot Corp.	176,200	6,889
Georgia Gulf Corp.A	90,400	1,812
HB Fuller Co.	115,420	2,639
Innophos Holdings, Inc.	57,700	2,781
Kraton Performance Polymers, Inc.A	84,800	3,061
NewMarket Corp.	38,000	6,233
OM Group, Inc.	296,660	10,763
PolyOne Corp.	933,000	14,461
Solutia, Inc.A	313,800	6,728
Stepan Co.	25,900	2,054
The Scotts Miracle-Gro Co., Class A	13,010	656
Westlake Chemical Corp.	175,700	9,092
WR Grace & Co.A	127,000	6,406

		78,384

Construction Materials - 0.03%
Ameron International Corp.	10,216	869
Containers & Packaging - 0.92%
Boise, Inc.	323,200	2,240
Greif, Inc., Class A	201,100	12,277
Jarden Corp.	286,530	$8,880
Packaging Corp of America	233,520	6,228
Rock-Tenn Co., Class A	2,329	143

		29,768

Metals & Mining - 2.13%
AMCOL International Corp.	105,750	3,242
AuRico Gold, Inc.A	179,478	2,177
Carpenter Technology Corp.	171,630	9,858
Century Aluminum Co.	245,500	3,196
Coeur d’Alene Mines Corp.	569,824	15,551
Gibraltar Industries, Inc.	433,339	4,455
James River Coal Co.A B	67,448	1,279
Kaiser Aluminum Corp.	133,970	7,478
Minefinders Corp.A B	80,191	1,172
Noranda Aluminum Holding Corp.A	1,121,900	15,573
RTI International Metals, Inc.	72,900	2,338
Thompson Creek Metals Co. Inc.A	116,095	1,049
Worthington Industries, Inc.	74,649	1,565

		68,933

Paper & Forest Products - 0.50%
Domtar Corp.	76,100	6,084
Louisiana-Pacific Corp.	1,045,530	8,103
PH Glatfelter Co.	122,600	1,850

		16,037

Total Materials		193,991

TELECOMMUNICATION SERVICES - 0.28%
Cincinnati Bell, Inc.	529,300	1,831
EchoStar Corp., Class AA	102,400	3,426
Loral Space & Communications, Inc.A	56,400	3,682

Total Telecommunication Services		8,939

UTILITIES - 4.98%
Electric Utilities - 3.48%
Allete, Inc.	40,840	1,644
Black Hills Corp.B	101,800	3,042
El Paso Electric Co.	251,430	8,410
Great Plains Energy, Inc.	1,144,500	23,084
Hawaiian Electric Industries, Inc.	304,470	7,125
IDACORP, Inc.	186,455	7,311
NorthWestern Corp.	339,290	10,864
NV Energy, Inc.	566,303	8,404
Otter Tail Corp.	76,700	1,594
PNM Resources, Inc.	457,874	6,877
Portland General Electric Co.	981,789	24,328
TECO Energy, Inc.	19,335	358
The Empire District Electric Co.B	294,000	6,001
Unisource Energy Corp.	96,900	3,568

		112,610

Gas Utilities - 0.89%
AGL Resources, Inc.	128,000	5,222
Atmos Energy Corp.	294,740	9,854
Southwest Gas Corp.	59,300	2,211
UGI Corp.	169,500	5,136

	Shares	Value
		(000’s)
WGL Holdings, Inc.	166,070	$6,445

		28,868

Multi-Utilities - 0.61%
Avista Corp.	153,400	3,867
Vectren Corp.	52,690	1,392
Westar Energy, Inc.	564,000	14,557

		19,816

Total Utilities		161,294

Total Common Stock (Cost $2,702,013)		3,127,982

	Shares
SHORT-TERM INVESTMENTS - 2.79% (Cost $90,449)
JPMorgan U.S. Government Money Market Fund	90,449,062	90,449

SECURITIES LENDING COLLATERAL - 5.67%
Wells Fargo Advantage Government Money Market Fund	4,845,520	4,846
American Beacon U.S. Government Money Market Select FundD	178,599,096	178,599
Total Securities Lending Collateral(Cost $183,445)		183,445

TOTAL INVESTMENTS - 105.07% (Cost $2,975,907)		3,401,876
LIABILITIES, NET OF OTHER ASSETS — (5.07%)		(164,058)

TOTAL NET ASSETS - 100.00%		$3,237,818

Percentages are stated as a percent of net assets.

A	Non-income producing security.

B	All or a portion of this security is on loan at July 31, 2011.

C	REIT

D	The Fund is affiliated by having the same investment advisor.
Futures Contracts
(000’s)

				Unrealized
				Appreciation/
	Number of Contracts	Expiration Date	Value	(Depreciation)
Russell 2000 Mini Index Future	1,189	September, 2011	94,585	(2,044)

			94,585	(2,044)

American Beacon International Equity Fund
July 31, 2011 (Unaudited)

	Shares	Value
		(000’s)
AUSTRALIA - 2.07%
COMMON STOCKS - 2.07% (Cost $26,467)
James Hardie Industries SE, CDI	501,450	$3,147
National Australia Bank Ltd.	174,270	4,587
Nufarm Ltd.	307,090	1,464
Primary Health Care Ltd.	615,815	2,192
QBE Insurance Group Ltd.	601,326	10,819
Telstra Corp Ltd.	2,156,700	7,084

Total Australia		29,293

AUSTRIA - 0.18%
COMMON STOCKS - 0.18% (Cost $5,477)
Telekom Austria AG	202,700	2,485

BELGIUM - 0.60%
COMMON STOCKS - 0.60% (Cost $3,538)
Anheuser-Busch InBev N.V.	147,800	8,518

CANADA - 0.86%
COMMON STOCKS - 0.86% (Cost $9,775)
Potash Corp of Saskatchewan, Inc.	57,600	3,325
Rogers Communications, Inc., Class B	79,600	3,039
Talisman Energy, Inc.	319,100	5,812

Total Canada		12,176

FINLAND - 0.92%
COMMON STOCKS - 0.92% (Cost $19,796)
Nokia OYJ	1,639,103	9,485
Sampo OYJ, A Shares	115,100	3,500

Total Finland		12,985

FRANCE - 12.25%
COMMON STOCKS - 12.25% (Cost $150,574)
Air Liquide S.A.	35,116	4,812
Alstom S.A.	143,644	7,537
AXA S.A.	581,736	10,848
BNP Paribas S.A.	183,467	11,861
Carrefour S.A.	212,670	6,242
Cie Generale des Etablissements Michelin	90,220	7,556
Danone	82,250	5,852
EDF S.A.	145,570	5,525
France Telecom S.A.	605,380	12,503
Gemalto N.V.	103,177	4,905
Legrand S.A.	207,099	8,022
Sanofi	461,070	35,792
Societe Generale S.A.	137,400	6,779
Technip S.A.	69,550	7,581
Total S.A.	390,727	21,060
Valeo S.A.	110,396	6,749
Vinci S.A.	124,018	7,166
Vivendi S.A.	112,220	2,676

Total France		173,466

GERMANY - 8.49%
COMMON STOCKS - 8.49% (Cost $98,987)
Bayer AG	68,921	5,539
Bayerische Motoren Werke AG	73,420	7,366
Celesio AG	245,480	4,732
Deutsche Post AG	986,027	17,428
E.ON AG	426,700	11,784
Linde AG	49,695	8,926
Merck KGaA	102,250	10,928
Muenchener Rueckversicherungs AG	92,550	13,704
SAP AG	204,010	12,794
Siemens AG	210,377	27,018

Total Germany		120,219

GREECE - 0.46%
COMMON STOCKS - 0.46% (Cost $9,226)
OPAP S.A.	396,130	6,574

HONG KONG/CHINA - 3.93%
COMMON STOCKS - 3.93% (Cost $53,953)
AIA Group Ltd.	2,400,400	8,804
Cheung Kong Holdings Ltd.	472,500	7,196
Esprit Holdings Ltd.	3,224,723	9,393
Hang Seng Bank Ltd.	400,600	6,299
HSBC Holdings plc	1,128,796	11,107
Hutchison Whampoa Ltd.	187,000	2,174
Swire Pacific Ltd.	237,100	3,340
Yue Yuen Industrial Holdings Ltd.	2,281,667	7,304

Total Hong Kong/China		55,617

IRELAND - 0.67%
COMMON STOCKS - 0.67% (Cost $14,308)
CRH plc	243,030	4,753
Smurfit Kappa Group plc	465,636	4,737

Total Ireland		9,490

ISRAEL - 0.58%
COMMON STOCKS - 0.58% (Cost $8,810)
Teva Pharmaceutical Industries Ltd., ADRA	176,870	8,249

ITALY - 2.63%
COMMON STOCKS - 2.63% (Cost $45,852)
Atlantia SpA	180,397	3,332
ENI SpA	233,856	5,070
Finmeccanica SpA	566,485	4,342
Intesa Sanpaolo SpA	1,379,241	3,184
Saras SpA	4,787,605	9,823
Snam Rete Gas SpA	615,208	3,552
UniCredit SpA	4,501,489	7,997

Total Italy		37,300

JAPAN - 15.22%
COMMON STOCKS - 15.22% (Cost $193,068)
Asics Corp.	151,980	2,316
Canon, Inc.	139,900	6,804
Daito Trust Construction Co Ltd.	104,900	10,111
Don Quijote Co. Ltd	143,200	4,931
eAccess Ltd.B	4,290	1,900
East Japan Railway Co.	96,900	6,092

	Shares	Value
		(000’s)
FANUC Corp.	22,700	$4,300
Haseko Corp.	2,868,018	2,340
Honda Motor Co Ltd.	373,500	14,915
ITOCHU Corp.	221,700	2,568
JGC Corp.	287,000	8,954
JS Group Corp.	245,600	6,148
JX Holdings, Inc.	477,500	3,455
KDDI Corp.	707	5,260
Konica Minolta Holdings, Inc.	347,500	2,826
Medipal Holdings Corp.	642,400	6,075
Mitsubishi Corp.	125,000	3,356
Mitsubishi UFJ Financial Group, Inc.	2,099,400	10,673
Nintendo Co. Ltd.	11,400	1,820
Ricoh Co Ltd.	600,000	6,484
Sankyo Co Ltd.	74,000	3,950
Seven & I Holdings Co. Ltd	114,600	3,264
Shin-Etsu Chemical Co Ltd.	213,100	11,513
SMC Corp.	44,700	8,227
Sony Financial Holdings, Inc.	521,800	9,401
Sumitomo Mitsui Financial Group, Inc.	320,800	10,127
Taiyo Nippon Sanso Corp.	685,000	5,365
Tokyo Electron Ltd.	62,200	3,355
Tokyo Steel Manufacturing Co. Ltd	773,200	7,944
Toyoda Gosei Co Ltd.	291,900	6,419
Toyota Motor Corp.	511,800	20,947
Yahoo Japan Corp.	15,781	5,593
Yamada Denki Co. Ltd.	100,230	8,007

Total Japan		215,440

NETHERLANDS - 5.58%
COMMON STOCKS - 5.58% (Cost $82,059)
Aegon N.V.	747,320	4,271
Akzo Nobel N.V.	227,782	13,873
ING Groep N.V.	1,137,340	12,167
Koninklijke Philips Electronics N.V.	660,750	16,473
Randstad Holding N.V.	83,910	3,765
Reed Elsevier N.V.B	980,318	13,039
SBM Offshore N.V.C	265,765	6,381
TNT Express N.V.	420,924	4,264
TNT N.V.	621,153	4,838

Total Netherlands		79,071

NEW ZEALAND - 0.36%
COMMON STOCKS - 0.36% (Cost $4,025)
Telecom Corp. of New Zealand Ltd.	2,190,500	5,030

NORWAY - 1.44%
COMMON STOCKS - 1.44% (Cost $13,538)
Aker Solutions ASA	184,300	3,223
Statoil ASA	266,630	6,526
Telenor ASA	640,840	10,685

Total Norway		20,434

PORTUGAL - 0.46%
COMMON STOCKS - 0.46% (Cost $5,853)
Portugal Telecom SGPS S.A.	747,760	6,471

SINGAPORE - 3.03%
COMMON STOCKS - 3.03% (Cost $25,725)
DBS Group Holdings Ltd.	1,898,060	24,421
SembCorp Industries Ltd.	143,000	600
SembCorp Marine Ltd.	987,000	4,414
Singapore Telecommunications Ltd.	3,428,000	9,548
United Overseas Bank Ltd.	229,911	3,905

Total Singapore		42,888

SOUTH KOREA - 2.24%
COMMON STOCKS - 2.24% (Cost $22,922)
Hyundai Heavy Industries Co Ltd.	16,362	6,320
KB Financial Group, Inc., ADRA	143,018	7,095
KT&G Corp.	153,772	9,568
LG Electronics, Inc.	33,975	2,587
POSCO	4,910	2,160
Samsung Electronics Co. Ltd., GDRD E	10,114	3,978

Total South Korea		31,708

SPAIN - 3.47%
COMMON STOCKS - 3.47% (Cost $42,692)
Amadeus IT Holding S.A., A Shares	221,700	4,455
Banco Santander S.A.	884,366	9,234
Enagas S.A.	307,785	6,999
Gamesa Corp Tecnologica S.A.	541,541	3,934
Iberdrola S.A.	739,346	5,995
Repsol YPF S.A.	257,990	8,107
Tecnicas Reunidas S.A.	105,422	4,619
Telefonica S.A.	259,268	5,784

Total Spain		49,127

SWEDEN - 1.95%
COMMON STOCKS - 1.95% (Cost $24,410)
Assa Abloy AB	110,800	2,841
Skandinaviska Enskilda Banken AB, A Shares	652,034	4,954
Svenska Cellulosa AB, B Shares	259,970	3,779
Swedbank AB, A Shares	258,100	4,517
Telefonaktiebolaget LM Ericsson, B Shares	922,780	11,544

Total Sweden		27,635

SWITZERLAND - 8.11%
COMMON STOCKS - 8.11% (Cost $100,592)
Adecco S.A.	69,120	4,143
Givaudan S.A.	6,394	6,985
Julius Baer Group Ltd.	92,800	3,911
Nestle S.A.	67,550	4,297
Novartis AG	585,099	35,868
Roche Holding AG	140,882	25,253
Swiss Re Ltd.	100,960	5,684
UBS AG	1,356,734	22,407
Zurich Financial Services AG	26,423	6,271

Total Switzerland		114,819

UNITED KINGDOM - 20.75%
COMMON STOCKS - 20.75% (Cost $257,367)
Aviva plc	1,667,651	10,842
BAE Systems plc	1,267,054	6,287
Balfour Beatty plc	938,316	4,647

	Shares	Value
		(000’s)
Barclays plc	1,466,719	5,344
BG Group plc	101,542	$2,388
BHP Billiton plc	206,292	7,751
BP plc	2,219,344	16,685
British American Tobacco plc	410,541	18,921
Diageo plc	188,780	3,838
Eurasian Natural Resources Corp plc	288,256	3,617
GlaxoSmithKline plc	833,590	18,601
Home Retail Group plc	2,424,703	5,369
HSBC Holdings plc	1,344,184	13,128
Informa plc	870,343	5,734
International Power plc	597,900	2,987
Kingfisher plc	1,370,800	5,655
Lonmin plc	296,110	6,115
Marks & Spencer Group plc	646,520	3,657
Michael Page International plc	505,512	4,140
Pearson plc	305,380	5,856
Petrofac Ltd.	179,167	4,092
Prudential plc	428,180	4,813
Resolution Ltd.	207,243	935
Rexam plc	1,869,689	11,355
Rio Tinto plc	69,070	4,822
Rolls-Royce Holdings plc	1,828,013	19,473
Royal Dutch Shell plc, A Shares	299,638	10,918
Royal Dutch Shell plc, B Shares	299,206	10,927
Standard Chartered plc	419,044	10,654
Tesco plc	921,454	5,777
Unilever plc	676,759	21,640
Vodafone Group plc	7,640,043	21,529
WM Morrison Supermarkets plc	929,100	4,417
WPP plc	352,600	3,980
Xstrata plc	326,530	6,861

Total United Kingdom		293,755

UNITED STATES - 0.39%
COMMON STOCKS - 0.39% (Cost $8,673)
Flextronics International Ltd.F	848,510	5,473

SHORT-TERM INVESTMENTS - 2.41% (Cost $34,119)
JPMorgan U.S. Government Money Market Fund	34,118,660	34,119

SECURITIES LENDING COLLATERAL - 1.04% (Cost $14,746)
American Beacon U.S. Government Money Market Select FundG	13,158,347	13,158
Wells Fargo Advantage Government Money Market Fund	1,587,989	1,588

Total Securities Lending Collateral		14,746

TOTAL INVESTMENTS - 100.09% (Cost $1,276,552)		1,417,088
LIABILITIES, NET OF OTHER ASSETS — (0.09%)		(1,313)

TOTAL NET ASSETS - 100.00%		$1,415,775

Percentages are stated as a percent of net assets.

A	ADR — American Depositary Receipt

B	All or a portion of this security is on loan at July 31, 2011.

C	Private Placement

D	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $3,978 or 0.28% of net assets. The Fund has no right to demand registration of these securities

E	GDR — Global Depositary Receipt

F	Non-income producing security.

G	The Fund is affiliated by having the same investment advisor.

Futures Contracts
(000’s)

				Unrealized
	Number of			Appreciation/
	Contracts	Expiration Date	Value	(Depreciation)
France CAC 40 Index	89	September, 2011	4,695	(184)
Germany DAX Index	17	September, 2011	4,386	(82)
UK FTSE 100 Index	110	September, 2011	10,445	(132)
Hang Seng Index	9	August, 2011	1,289	(6)
Italy MIB 30 Index	9	September, 2011	1,192	(38)
Tokyo FE TOPIX Index	93	September, 2011	10,132	(192)
Spain IBEX 35 Index	12	August, 2011	1,655	3
Sweden OMX Index	87	August, 2011	1,477	(33)
Canada S&PCDA 60 Index	34	September, 2011	5,218	(196)
Australia SPI Index	34	September, 2011	4,087	(147)
Netherlands 200 AEX Index	12	August, 2011	1,130	(22)

			45,706	(1,029)

Forward Foreign Currency Exchange Contracts
(000’s)

		Settlement		Unrealized Gain/
Contracts To Deliver		Date	Market Value	(Loss)

4,702	Canadian Dollar	9/16/2011	4,916	(40)
3,096	Swiss Franc	9/16/2011	3,936	(178)
7,931	Euro Currency	9/16/2011	11,384	(151)
693,667	Japanese Yen	9/16/2011	9,016	(271)
7,918	Swedish Krona	9/16/2011	1,256	(31)
5,464	Pound Sterling	9/16/2011	8,965	(176)
3,331	Australian Dollar	9/16/2011	3,639	(89)

Total contracts to deliver			$43,112	(936)

(Receivable amount $42,176)

		Settlement		Unrealized Gain/
Contracts To Deliver		Date	Market Value	(Loss)

9,266	Canadian Dollar	9/16/2011	9,688	77
6,111	Swiss Franc	9/16/2011	7,770	438
15,411	Euro Currency	9/16/2011	22,121	(36)
1,360,045	Japanese Yen	9/16/2011	17,676	647
15,910	Swedish Krona	9/16/2011	2,523	20
10,790	Pound Sterling	9/16/2011	17,703	126
6,656	Australian Dollar	9/16/2011	7,272	192

Total contracts to receive			$84,753	1,464

(Payable amount $(83,289))
Net Currency Fluctuation				528

American Beacon Emerging Markets Fund
July 31, 2011 (Unaudited)

	Shares	Value
		(000’s)
ARGENTINA - 0.43%
COMMON STOCKS - 0.43% (Cost $688)
Banco Macro S.A., ADRA	4,192	$145
Nortel Inversora S.A., ADRA	18,400	507

Total Argentina		652

AUSTRIA - 1.20%
COMMON STOCKS - 1.20% (Cost $1,750)
Erste Group Bank AG	38,472	1,834

BRAZIL - 15.39%
COMMON STOCKS - 13.58% (Cost $20,032)
Banco do Brasil S.A.	71,200	1,207
Banco Santander Brasil S.A., ADRA	209,200	1,941
BM&FBovespa S.A.	41,500	243
BRF — Brasil Foods S.A.B	30,210	575
Centrais Eletricas Brasileiras S.A.B	45,366	548
Centrais Eletricas Brasileiras S.A., ADRA	100,100	1,208
Cia de Bebidas das Americas, ADRA	17,580	528
Cia de Saneamento de Minas Gerais-COPASAB	400	8
Cielo S.A.	4,380	122
EDP — Energias do Brasil S.A.	6,800	170
Embraer S.A., ADRA	9,280	274
Fibria Celulose S.A., ADRA	25,500	305
Gerdau S.A., ADRA	54,460	497
Grendene S.A.	31,840	179
Hypermarcas S.A.	11,800	91
Itau Unibanco Holding S.A., ADRA	46,119	939
JBS S.A.	175,100	524
Magnesita Refratarios S.A.B C	53,700	217
Marfrig Alimentos S.A.	166,000	1,627
MRV Engenharia e Participacoes S.A.	18,500	137
PDG Realty S.A. Empreendimentos e Participacoes	55,100	291
Petroleo Brasileiro S.A., ADRA B	54,080	1,837
Petroleo Brasileiro S.A., A Shares, ADRA B	101,479	3,118
Porto Seguro S.A.	5,360	75
Redecard S.A.	65,520	1,128
Telecomunicacoes de Sao Paulo S.A., ADRA.	47,735	1,514
Vale S.A., ADRA	22,950	744
Viver Incorporadora e Construtora S.A.B	514,200	776
Total Common Stocks		20,823

PREFERRED STOCKS - 1.81% (Cost $1,789)
Cia de Tecidos do Norte de Minas — Coteminas	40,262	106
Cia Energetica do Ceara	31,800	721
Gerdau S.A.	5,800	52
Itau Unibanco Holding S.A.	23,255	471
Tele Norte Leste Participacoes S.A., ADRA	34,360	480
Ultrapar Participacoes S.A.	11,600	207
Vale S.A., A Shares	10,704	315
Vale S.A., ADRA	14,086	417
Total Preferred Stocks		2,769

Total Brazil		23,592

CAYMAN ISLANDS - 0.64%
COMMON STOCKS - 0.64% (Cost $937)
China Mengniu Dairy Co Ltd.	77,000	267
GCL-Poly Energy Holdings Ltd.	397,000	225
Mindray Medical International Ltd., ADRA.	13,610	369
TPK Holding Co Ltd.B	4,000	118

Total Cayman Islands		979

CHILE - 0.47%
COMMON STOCKS - 0.47% (Cost $738)
Banco Santander-Chile, ADRA	1,500	139
Cencosud S.A.	36,246	239
Empresa Nacional de Electricidad S.A., ADRA	400	21
Empresa Nacional de Electricidad S.A.	109,000	196
Enersis S.A.	18,595	8
Grupo Enersis SA, ADRA	5,466	120

Total Chile		723

CHINA - 0.22%
COMMON STOCKS - 0.22% (Cost $403)
Shanghai Pharmaceuticals Holding Co Ltd.B	73,000	162
Zhejiang Expressway Co. Ltd.	256,000	179

Total China		341

CZECH REPUBLIC - 2.04%
COMMON STOCKS - 2.04% (Cost $2,527)
CEZ AS	9,900	512
Komercni Banka AS	1,524	340
Telefonica Czech Republic AS	89,488	2,277
Total Czech Republic		3,129

EGYPT - 0.59%
COMMON STOCKS - 0.59% (Cost $1,001)
Commercial International Bank Egypt SAE	120,292	548
Juhayna Food IndustriesB	142,046	131
Telecom Egypt	84,912	221

Total Egypt		900

HONG KONG/CHINA - 17.10%
COMMON STOCKS - 17.10% (Cost $27,042)
Bank of China Ltd.	575,890	265
Bank of Communications Co Ltd.D	328,900	287
Beijing Capital International Airport Co Ltd.	780,000	366
Belle International Holdings Ltd.	152,000	334
BYD Electronic International Co Ltd.	686,500	245
Chaoda Modern Agriculture Holdings Ltd.	2,200,000	885
China Coal Energy Co Ltd.	274,000	394

	Shares	Value
		(000’s)
China Construction Bank Corp.	1,473,325	1,185
China Dongxiang Group Co.	1,469,000	$335
China Gas Holdings Ltd.	314,000	118
China Life Insurance Co Ltd.	171,000	572
China Minsheng Banking Corp Ltd.	234,000	206
China Mobile Ltd.	302,500	3,010
China Pacific Insurance Group Co Ltd.	91,600	347
China Petroleum & Chemical Corp.	46,370	46
China Petroleum & Chemical Corp., ADRA	1,260	125
China Power International Development Ltd.	1,148,800	286
China Railway Construction Corp Ltd.	310,500	189
China Railway Group Ltd.	703,000	264
China Resources Power Holdings Co Ltd.	1,078,000	2,100
China Telecom Corp Ltd.	468,000	305
China Yuchai International Ltd.	25,420	483
China ZhengTong Auto Services Holdings Ltd.B	140,000	185
CNOOC Ltd.	111,000	247
Dickson Concepts International Ltd.	687,945	520
First Pacific Co. Ltd.	2,147,074	2,159
Global Bio-Chem Technology Group Co. Ltd.	702,520	262
Guangzhou Automobile Group Co Ltd.	343,370	416
Hengan International Group Co Ltd.	27,000	234
Huaneng Power International, Inc.	1,101,900	542
Huaneng Power International, Inc., ADRA	370	7
Industrial & Commercial Bank of China	1,151,555	881
Maanshan Iron & Steel	262,000	113
NWS Holdings Ltd.	216,817	315
People’s Food Holdings Ltd.	1,313,911	797
Perfect World Co Ltd., ADRA B	15,730	311
PetroChina Co. Ltd.	872,000	1,239
Ping An Insurance Group Co.	36,500	357
Renhe Commercial Holdings Co Ltd.	2,254,000	445
Shanghai Industrial Holdings Ltd.	48,000	175
Sinotrans Ltd.	6,639,058	1,473
Sohu.com, Inc.B	4,500	405
Tencent Holdings Ltd.	20,900	547
TPV Technology Ltd.	264,970	136
Want Want China Holdings Ltd.	260,000	232
Weiqiao Textile Co.	1,684,600	1,149
West China Cement Ltd.	436,000	139
Xinhua Winshare Publishing and Media Co Ltd.	477,000	255
Xinjiang Goldwind Science & Technology Co Ltd.C	30,000	23
Yanzhou Coal Mining Co Ltd.	86,000	328

Total Hong Kong/China		26,239

HUNGARY - 1.00%
COMMON STOCKS - 1.00% (Cost $1,301)
Magyar Telekom Telecommunications plc	421,763	1,221
Richter Gedeon Nyrt	1,548	309

Total Hungary		1,530

INDIA - 6.20%
COMMON STOCKS - 6.20% (Cost $8,802)
Asian Paints Ltd.	3,162	$224
Bank of India	19,470	169
Dr Reddy’s Laboratories Ltd.	8,327	298
Engineers India Ltd.	26,255	171
GAIL India Ltd.	16,460	173
Glenmark Pharmaceuticals Ltd.	65,769	492
HDFC Bank Ltd.	47,040	520
Hindustan Petroleum Corp Ltd.	33,890	294
ICICI Bank Ltd.	17,203	403
India Cements Ltd.	263,740	416
IndusInd Bank Ltd.	37,662	231
Infosys Technologies Ltd.	11,861	741
ITC Ltd.	69,385	327
Jindal Steel & Power Ltd.	16,299	216
Jubilant Life Sciences Ltd.	70,760	341
Larsen & Toubro Ltd.	7,117	277
Mahanagar Telephone Nigam	186,640	199
NMDC Ltd.	59,760	324
Oriental Bank of Commerce	20,360	162
Reliance Industries Ltd.	86,396	1,615
Rolta India Ltd.	113,420	299
State Bank of India	5,000	264
State Bank of India, GDRD E	5,090	565
Steel Authority of India Ltd.	55,670	159
Sterlite Industries India Ltd.	76,060	275
Sterlite Industries India Ltd., ADRA	40	1
Tata Consultancy Services Ltd.	13,900	357

Total India		9,513

INDONESIA - 2.45%
COMMON STOCKS - 2.45% (Cost $2,642)
Aneka Tambang Tbk PT	194,000	46
Astra Agro Lestari Tbk PT	45,500	126
Astra International Tbk PT	57,400	475
Bank Central Asia Tbk PT	406,000	395
Bank Mandiri Tbk PT	355,500	327
Indofood Sukses Makmur Tbk PT	431,500	322
Indosat Tbk PT	883,000	565
Kalbe Farma Tbk PT	176,500	72
Lippo Karawaci Tbk PT	3,957,000	363
Medco Energi Internasional Tbk PT	1,076,000	316
Telekomunikasi Indonesia Tbk PT	872,800	753

Total Indonesia		3,760

LEBANON - 0.20%
COMMON STOCKS - 0.20% (Cost $365)
Banque Audi sal- Audi Saradar Group, GDRE	21,549	160
BLOM Bank SAL, GDRE	374	3
BLOM Bank SAL, GDRE	17,318	140

Total Lebanon		303

LUXEMBOURG - 0.18%
COMMON STOCKS - 0.18% (Cost $243)
Samsonite International S.A.B	129,000	277

	Shares	Value
		(000’s)
MALAYSIA - 1.95%
COMMON STOCKS - 1.95% (Cost $2,863)
Axiata Group Bhd	385,200	$662
CIMB Group Holdings Bhd	116,000	323
Genting Malaysia Bhd	109,010	134
Malayan Banking Bhd	97,172	287
Proton Holdings Bhd	928,700	995
Sime Darby Bhd	91,100	281
Tenaga Nasional Bhd	149,750	309

Total Malaysia		2,991

MEXICO - 4.35%
COMMON STOCKS - 4.35% (Cost $6,385)
America Movil SAB de CV, ADRA	54,194	1,399
Cemex SAB de CV, ADRA	153,000	1,077
Consorcio ARA SAB de CV	299,700	157
Desarrolladora Homex SAB de CV, ADRA B	17,304	454
Empresas ICA SAB de CV	53,300	108
Fomento Economico Mexicano SAB de CV, ADRA	9,400	680
Gruma SAB de CV	611,690	1,302
Grupo Financiero Banorte SAB de CV	116,089	508
Grupo Televisa S.A., ADRA	21,000	466
Industrias CH SAB de CVB	11,400	40
Telefonos de Mexico SAB de CV, ADRA	30,050	486

Total Mexico		6,677

PERU - 0.42%
COMMON STOCKS - 0.42% (Cost $655)
Cia de Minas Buenaventura S.A., ADRA	7,930	324
Credicorp Ltd.	3,210	314

Total Peru		638

PHILIPPINES - 2.05%
COMMON STOCKS - 2.05% (Cost $2,736)
Ayala Corp.	37,872	293
Bank of the Philippine Islands	125,923	178
First Philippine Holdings Corp.	544,870	800
Metro Pacific Investments Corp.	4,439,000	380
Metropolitan Bank & Trust	266,069	486
Pepsi-Cola Products Philippines, Inc.C	5,274,000	297
Philippine Long Distance Telephone Co.	6,580	372
SM Investments Corp.	26,030	335

Total Philippines		3,141

POLAND - 1.14%
COMMON STOCKS - 1.14% (Cost $1,870)
Asseco Poland S.A.	20,121	344
Bank Pekao S.A.	2,940	168
Central European Distribution Corp.B	11,173	108
Eurocash S.A.	58,276	570
Telekomunikacja Polska S.A.	88,979	557

Total Poland		1,747

RUSSIA - 3.67%
COMMON STOCKS - 3.67% (Cost $4,365)
Digi Link Technologies, Inc.	5,799	242
Eurasia Drilling Co Ltd., GDRE	2,986	87
Eurasia Drilling Co Ltd., GDRE	3,279	97
Gazprom OAO, ADRA	157,200	$2,305
Lukoil OAO, ADRA	97	6
Lukoil OAO, ADRA	27,434	1,842
Rosneft Oil Co., GDRE	12,998	110
Rosneft Oil Co., GDRB E	48,007	409
VimpelCom Ltd., ADRA	42,230	524
Total Russia		5,622

SINGAPORE - 0.35%
COMMON STOCKS - 0.35% (Cost $526)
Haw Par Corp Ltd.	108,325	543

SOUTH AFRICA - 6.30%
COMMON STOCKS - 6.30% (Cost $8,299)
Anglo Platinum Ltd.	8,402	717
ArcelorMittal South Africa Ltd.	13,404	137
AVI Ltd.	78,242	377
Clicks Group Ltd.	50,780	302
JD Group Ltd.	60,290	385
MTN Group Ltd.	83,761	1,809
Murray & Roberts Holdings Ltd.	83,090	382
Naspers Ltd., N Shares	15,139	806
Nedbank Group Ltd.	11,340	238
Pick n Pay Stores Ltd.	63,535	390
SABMiller plc	19,075	716
Sappi Ltd.	58,394	265
Sasol Ltd.	4,820	241
Standard Bank Group Ltd.	180,744	2,625
Telkom SA Ltd.	49,070	262

Total South Africa		9,652

SOUTH KOREA - 17.14%
COMMON STOCKS - 16.31% (Cost $20,578)
Amorepacific Corp.	38	43
Cheil Industries, Inc.	1,778	203
Cheil Worldwide, Inc.	10,720	169
E-Mart Co. LtdB	766	200
Grand Korea Leisure Co Ltd.	16,460	365
GS Engineering & Construction Corp.	1,537	173
Hite Brewery Co Ltd.	2,347	247
Hyundai Development Co.	10,050	315
Hyundai Engineering & Construction Co Ltd.	3,103	254
Hyundai Mobis	1,365	492
Hyundai Motor Co.	4,204	935
Hyundai Steel Co.	2,130	262
Jinro Ltd.	6,310	212
KB Financial Group, Inc.	55,048	2,735
Korea Aerospace Industries Ltd.B	7,360	193
Korea Electric Power Corp.	77,885	1,892
Korea Exchange Bank	84,120	746
Korean Reinsurance Co.	7,303	92
KT Corp.	2,720	102
KT Corp., ADRA	7,030	139
KT&G Corp.	4,261	265
LG Chem Ltd.	1,055	470
LG Electronics, Inc.	7,160	545
LG Household & Health Care Ltd.	194	88

	Shares	Value
		(000’s)
Lotte Chilsung Beverage Co Ltd.	1,119	1,538
Lotte Confectionery Co Ltd.	254	$434
Mando Corp.	1,111	220
Mirae Asset Securities Co. Ltd.	3,680	170
NCSoft Corp.	1,059	327
NHN Corp.	1,135	226
NongShim Co Ltd.	1,498	359
OCI Co Ltd., GDRB E	2,965	114
OCI Co Ltd.	122	47
POSCO, ADRA	380	42
POSCO	5,550	2,442
Samsung Electronics Co. Ltd.	2,992	2,391
Samsung Fire & Marine Insurance Co Ltd.	1,805	408
Shinhan Financial Group Co Ltd.	35,862	1,718
Shinsegae Co Ltd.	749	233
SK Chemicals Co Ltd.	2,678	203
SK Telecom Co Ltd.	10,820	1,505
SK Telecom Co Ltd., ADRA	16,620	265
SSCP Co Ltd.	10,075	40
Tong Yang Life Insurance	31,530	420
Woongjin Coway Co Ltd.	7,496	290
Yuhan Corp.	3,503	487

Total Common Stocks		25,016

PREFERRED STOCKS - 0.83% (Cost $954)
Hyundai Motor Co.	15,412	1,071
Samsung Electronics Co. Ltd.	385	205
Total Preferred Stocks		1,276

Total South Korea		26,292

TAIWAN - 4.99%
COMMON STOCKS - 4.99% (Cost $6,789)
Advanced Semiconductor Engineering, Inc.	108,000	117
Asustek Computer, Inc.	34,648	279
AU Optronics Corp.	145,000	79
AU Optronics Corp., ADRA	54,760	302
Catcher Technology Co. Ltd.	21,000	184
Chimei Innolux Corp.	28,000	15
China Steel Corp.	2,744	3
Chinatrust Financial Holding Co Ltd.	143,914	130
First Financial Holding Co Ltd.	139,290	115
Formosa Plastics Corp.	78,000	293
Fubon Financial Holding Co Ltd.	150,034	245
Hon Hai Precision Industry Co Ltd.	328,509	937
HTC Corp.	13,458	400
KGI Securities Co Ltd.	365,000	206
Nan Ya Printed Circuit Board Corp.	140,099	471
Novatek Microelectronics Corp.	84,000	235
Powertech Technology, Inc.	92,400	266
Siliconware Precision Industries Co.	242,000	240
Siliconware Precision Industries Co., ADRA	9,260	46
SinoPac Financial Holdings Co Ltd.	1,226,987	532
Taiwan Cement Corp.	57,000	90
Taiwan Semiconductor Manufacturing Co Ltd.	319,385	797
Tatung Co Ltd.	397,298	204
Transcend Information, Inc.	120,520	326
Uni-President Enterprises Corp.	203,400	334
United Microelectronics Corp.	1,008,226	453
Young Fast Optoelectronics Co Ltd.	74,541	346

Total Taiwan		7,645

THAILAND - 1.10%
COMMON STOCKS - 1.10% (Cost $1,034)
Bangkok Bank PCL	50,090	295
Kasikornbank PCL, NVDRF	83,200	391
Kasikornbank PCL	34,800	165
Land and Houses PCL, NVDRF	1,260,500	286
PTT PCL, NVDRF	20,400	236
Siam Cement PCL, NVDRF	24,800	316

Total Thailand		1,689

TURKEY - 2.59%
COMMON STOCKS - 2.59% (Cost $4,145)
Anadolu Efes Biracilik Ve Malt Sanayii AS	30,951	408
Asya Katilim Bankasi AS	137,080	194
Coca-Cola Icecek AS	13,811	199
Dogus Otomotiv Servis ve Ticaret AS	244,044	654
Turk Telekomunikasyon AS	79,675	340
Turkcell Iletisim Hizmetleri AS	31,130	160
Turkcell Iletisim Hizmetleri AS, ADRA	7,420	95
Turkiye Is Bankasi	169,572	486
Turkiye Vakiflar Bankasi Tao	684,347	1,437

Total Turkey		3,973

UNITED KINGDOM - 0.08%
COMMON STOCKS - 0.08% (Cost $107)
JKX Oil & Gas plc	30,390	119

UNITED STATES - 0.97%
COMMON STOCKS - 0.97% (Cost $1,757)
Flextronics International Ltd.B	230,410	1,486

SHORT-TERM INVESTMENTS - 3.46% (Cost $5,298)
JPMorgan U.S. Government Money Market Fund.	5,298,170	5,298

TOTAL INVESTMENTS - 98.67% (Cost $138,621)		151,285
OTHER ASSETS, NET OF LIABILITIES - 1.33%		2,034

TOTAL NET ASSETS - 100.00%		$153,319

Percentages are stated as a percent of net assets.

A	ADR — American Depositary Receipt

B	Non-income producing security.

C	Private Placement

D	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $852 or 0.56% of net assets. The Fund has no right to demand registration of these securities

E	GDR — Global Depositary Receipt

F	NVDR — Non Voting Depositary Receipt

Futures Contracts
   (000’s)

				Unrealized
	Number of			Appreciation/
	Contracts	Expiration Date	Value	(Depreciation)
MSCI Emerging Market EMini Future	127	September, 2011	7,287	(133)

			7,287	(133)

American Beacon High Yield Bond Fund
July 31, 2011 (Unaudited)

	Shares	Value
	(000’s)	(000’s)
COMMON STOCKS - 0.42%
COMMUNICATIONS- 0.04%
Media - 0.04%
Dex One Corp.A	$23,761	$48
SuperMedia, Inc.A	1,037	4

		52

CONSUMER DISCRETIONARY- 0.14%
Automobiles - 0.14%
General Motors Co.A	6,258	173

FINANCIALS- 0.05%
Finance - 0.05%
Marsico Holdings LLCA B	13,199	66

RIGHTS/WARRANTS- 0.19%
Charter Communications, Inc.,A C D E
Due 11/30/2014A C D E	5,175	69
General Motors Co.,A C E
Due 7/10/2016A C E	5,689	107
Due 7/10/2019A C E	5,689	77

		253

Total Common Stocks (Cost $2,311)		544

PREFERRED STOCKS - 0.37%
FINANCIALS- 0.37%
Diversified Financials - 0.02%
Federal Home Loan Mortgage Corp.	10,000	29

Finance - 0.35%
Ally Financial, Inc.F	159	144
GMAC Capital Trust I	11,600	298

		442

Total Preferred Stocks (Cost $541)		471

	Par Amount	Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 93.17%
Finance - 9.04%
Alliant Holdings I, Inc., 11.00%, Due 5/1/2015F	525	554
Ally Financial, Inc.,
6.875%, Due 8/28/2012	600	618
8.00%, Due 12/31/2018	300	319
7.50%, Due 9/15/2020	400	420
Bank of America Corp., 8.125%, Due 12/29/2049	600	618
Bank One Capital III, 8.75%, Due 9/1/2030	420	538
CIT Group, Inc.,
7.00%, Due 5/2/2017F	1,100	1,102
6.625%, Due 4/1/2018F	100	106
E*Trade Financial Corp., 12.50%, Due 11/30/2017G	640	765
Fontainebleau Las Vegas Holdings LLC, 10.25%, Due 6/15/2015B F H	1,800	1
Harbinger Group, Inc., 10.625%, Due 11/15/2015	375	384
HUB International Holdings, Inc., 10.25%, Due 6/15/2015F	825	825
International Lease Finance Corp., 5.65%, Due 6/1/2014	1,000	1,014

	Par Amount	Value
	(000’s)	(000’s)
iPayment, Inc., 10.25%, Due 5/15/2018F	$325	$328
Liberty Mutual Group, Inc., 10.75%, Due 6/15/2058F I	735	972
Marsico Holdings LLC, 10.625%, Due 1/15/2020B F G	805	483
MBNA Capital A, 8.278%, Due 12/1/2026	625	641
MetLife, Inc., 10.75%, Due 8/1/2039	300	426
Nationwide Mutual Insurance Co., 9.375%, Due 8/15/2039F	500	638
Nuveen Investments, Inc., 10.50%, Due 11/15/2015	225	235
Oppenheimer Holdings, Inc., 8.75%, Due 4/15/2018F	300	314
WMG Acquisition Corp., 11.50%, Due 10/1/2018F	275	276

		11,577

Industrials - 77.04%
Abengoa Finance SAU, 8.875%, Due 11/1/2017F	600	603
Academy Ltd., 9.25%, Due 8/1/2019F	300	305
Accuride Corp., 9.50%, Due 8/1/2018	670	715
Advanced Micro Devices, Inc.,
8.125%, Due 12/15/2017	200	213
7.75%, Due 8/1/2020	400	421
Allison Transmission, Inc., 7.125%, Due 5/15/2019F	845	828
American Petroleum Tankers Parent LLC, 10.25%, Due 5/1/2015B	679	703
Antero Resources Finance Corp., 7.25%, Due 8/1/2019F	525	533
Aquilex Holdings LLC, 11.125%, Due 12/15/2016B	250	240
Arch Coal, Inc.,
7.00%, Due 6/15/2019F	100	105
7.25%, Due 6/15/2021F	200	210
ARD Finance S.A., 11.125%, Due 6/1/2018F	200	205
Atkore International, Inc., 9.875%, Due 1/1/2018F	365	386
Avaya, Inc., 7.00%, Due 4/1/2019F	375	363
Aviv Healthcare Properties LP, 7.75%, Due 2/15/2019F	500	509
Berry Petroleum Co., 10.25%, Due 6/1/2014	397	454
Boart Longyear Management Property Ltd., 7.00%, Due 4/1/2021F	100	103
Brigham Exploration Co., 6.875%, Due 6/1/2019F	145	152
Brightstar Corp., 9.50%, Due 12/1/2016F	275	294
Buccaneer Merger Sub, Inc., 9.125%, Due 1/15/2019F	300	314
Cablevision Systems Corp., 8.625%, Due 9/15/2017	500	553
Caesars Entertainment Operating Co. Inc, 10.75%, Due 2/1/2016	625	613
Caesars Entertainment Operating Co. Inc., 11.25%, Due 6/1/2017	900	990
Calumet Specialty Products Partners LP, 9.375%, Due 5/1/2019F	200	205
Carrizo Oil & Gas, Inc., 8.625%, Due 10/15/2018	100	107
CCH II LLC, 13.50%, Due 11/30/2016B	200	236
CCO Holdings LLC,
7.25%, Due 10/30/2017B	200	211
6.50%, Due 4/30/2021B	200	200
CDRT Merger Sub, Inc., 8.125%, Due 6/1/2019F	300	300
CDW LLC, 8.50%, Due 4/1/2019B F	500	494
CEDC Finance Corp International, Inc., 9.125%, Due 12/1/2016F	950	830
Cemex SAB de CV, 9.00%, Due 1/11/2018F	1,115	1,047
Cengage Learning Acquisitions, Inc., 10.50%, Due 1/15/2015F	475	406
Central Garden and Pet Co., 8.25%, Due 3/1/2018	445	458
Cenveo Corp., 8.875%, Due 2/1/2018	475	460
CEVA Group plc,
11.625%, Due 10/1/2016F	100	109
11.50%, Due 4/1/2018F	400	421
CF Industries Holdings, Inc., 7.125%, Due 5/1/2020	285	334
Chaparral Energy, Inc.,
9.875%, Due 10/1/2020	500	546

	Par Amount	Value
	(000’s)	(000’s)
8.25%, Due 9/1/2021	$500	$516
CHC Helicopter S.A., 9.25%, Due 10/15/2020F	800	716
Chesapeake Energy Corp.,
6.625%, Due 8/15/2020	700	756
6.125%, Due 2/15/2021	100	105
Chrysler Group LLC, 8.25%, Due 6/15/2021B F	200	196
Cie Generale de Geophysique — Veritas, 6.50%, Due 6/1/2021F	500	494
Citadel Broadcasting Corp., 7.75%, Due 12/15/2018F	300	323
Clayton Williams Energy, Inc., 7.75%, Due 4/1/2019F	690	673
Clear Channel Communications, Inc., 9.00%, Due 3/1/2021F	900	850
Clearwire Communications LLC, 12.00%, Due 12/1/2017B F	475	474
ClubCorp Club Operations, Inc., 10.00%, Due 12/1/2018	500	498
Coffeyville Resources LLC, 10.875%, Due 4/1/2017B F	560	643
Colt Defense LLC, 8.75%, Due 11/15/2017B	230	201
CommScope, Inc., 8.25%, Due 1/15/2019F	300	312
Community Health Systems, Inc., 8.875%, Due 7/15/2015	600	620
Concho Resources Inc., 6.50%, Due 1/15/2022	355	371
Consol Energy, Inc.,
8.00%, Due 4/1/2017	770	848
8.25%, Due 4/1/2020	365	406
CRC Health Corp., 10.75%, Due 2/1/2016	475	488
Cricket Communications, Inc.,
7.75%, Due 10/15/2020F	285	282
7.75%, Due 10/15/2020	1,030	1,021
Cumulus Media, Inc., 7.75%, Due 5/1/2019F	300	288
Dave & Buster’s, Inc., 11.00%, Due 6/1/2018	600	657
Dean Foods Co., 9.75%, Due 12/15/2018F	600	642
Del Monte Foods Co., 7.625%, Due 2/15/2019F	500	514
Digicel Group Ltd., 9.125%, Due 1/15/2015F	475	483
DISH DBS Corp., 7.125%, Due 2/1/2016	1,000	1,067
DJO Finance LLC, 7.75%, Due 4/15/2018B F	200	204
DynCorp International, Inc., 10.375%, Due 7/1/2017	730	734
eAccess Ltd., 8.25%, Due 4/1/2018F	400	407
Eagle Rock Energy Partners LP, 8.375%, Due 6/1/2019F	300	307
Endo Pharmaceuticals Holdings, Inc., 7.00%, Due 7/15/2019F	200	210
Energy XXI Gulf Coast, Inc., 9.25%, Due 12/15/2017	805	866
EnergySolutions Inc., 10.75%, Due 8/15/2018	575	608
Euramax International, Inc., 9.50%, Due 4/1/2016F	400	372
EVERTEC, Inc., 11.00%, Due 10/1/2018F	600	635
ExamWorks Group, Inc., 9.00%, Due 7/15/2019F	100	103
Exopack Holding Corp., 10.00%, Due 6/1/2018F	300	302
Expro Finance Luxembourg SCA, 8.50%, Due 12/15/2016F	700	702
FAGE Dairy Industry S.A., 9.875%, Due 2/1/2020F	565	569
First Data Corp.,
9.875%, Due 9/24/2015	51	52
10.55%, Due 9/24/2015	475	494
8.25%, Due 1/15/2021F	224	220
12.625%, Due 1/15/2021F	374	396
FMG Resources August 2006 Property Ltd.,
7.00%, Due 11/1/2015F	300	311
6.875%, Due 2/1/2018F	400	416
Forbes Energy Services Ltd., 9.00%, Due 6/15/2019F	240	240
Ford Motor Credit Co. LLC,
6.625%, Due 8/15/2017B	1,100	1,204
8.125%, Due 1/15/2020B	700	831

	Par Amount	Value
	(000’s)	(000’s)
Freescale Semiconductor, Inc.,
9.25%, Due 4/15/2018F	$100	$109
8.05%, Due 2/1/2020F	100	101
10.75%, Due 8/1/2020F	335	378
Frontier Communications Corp.,
8.25%, Due 4/15/2017	200	220
8.50%, Due 4/15/2020	300	329
8.75%, Due 4/15/2022	400	439
GCI, Inc., 8.625%, Due 11/15/2019	370	407
General Motors Corp., 8.375%, Due 7/15/2049	1,570	33
Giant Funding Corp., 8.25%, Due 2/1/2018F	300	316
Goodrich Petroleum Corp., 8.875%, Due 3/15/2019F	500	514
HCA Holdings, Inc., 7.75%, Due 5/15/2021F	200	204
HCA, Inc., 7.50%, Due 2/15/2022	600	609
Helix Energy Solutions Group, Inc., 9.50%, Due 1/15/2016F	355	373
Hilcorp Energy I LP, 8.00%, Due 2/15/2020F	500	540
Hyva Global BV, 8.625%, Due 3/24/2016F	200	204
Ineos Finance plc, 9.00%, Due 5/15/2015F	200	212
Ineos Group Holdings Ltd., 8.50%, Due 2/15/2016F	600	602
Intelsat Jackson Holdings S.A.,
11.25%, Due 6/15/2016	600	639
7.25%, Due 10/15/2020F	100	101
7.50%, Due 4/1/2021F	500	508
Intelsat Luxembourg S.A., 11.50%, Due 2/4/2017F	700	753
International Automotive Components Group SL, 9.125%, Due 6/1/2018F	300	308
inVentiv Health, Inc.,
10.00%, Due 8/15/2018F	1,175	1,146
Jarden Corp., 7.50%, Due 5/1/2017	500	523
JBS USA LLC, 11.625%, Due 5/1/2014B	375	433
Kabel BW Erste Beteiligungs GmbH, 7.50%, Due 3/15/2019F	650	670
Key Energy Services, Inc., 6.75%, Due 3/1/2021	520	537
Kinove German Bondco GmbH, 9.625%, Due 6/15/2018F	300	315
Liberty Tire Recycling, 11.00%, Due 10/1/2016F	525	562
Linn Energy LLC,
6.50%, Due 5/15/2019B F	355	355
8.625%, Due 4/15/2020B	700	775
7.75%, Due 2/1/2021B F	230	245
M/I Homes, Inc., 8.625%, Due 11/15/2018	400	396
MacDermid, Inc., 9.50%, Due 4/15/2017F	1,025	1,078
Mandalay Resort Group, 7.625%, Due 7/15/2013	500	501
Marina District Finance Co. Inc, 9.875%, Due 8/15/2018	425	435
MedAssets, Inc., 8.00%, Due 11/15/2018F	300	303
Media General, Inc., 11.75%, Due 2/15/2017	400	377
MEMC Electronic Materials, Inc., 7.75%, Due 4/1/2019F	225	215
MGM Resorts International, 6.625%, Due 7/15/2015	900	865
Michaels Stores, Inc., 7.75%, Due 11/1/2018	600	600
Midwest Gaming Borrower LLC, 11.625%, Due 4/15/2016B F	625	681
Midwest Vanadium Property Ltd., 11.50%, Due 2/15/2018F	415	421
Momentive Performance Materials, Inc., 9.00%, Due 1/15/2021	465	479
Mylan, Inc., 7.875%, Due 7/15/2020F	700	777
Nalco Co., 6.625%, Due 1/15/2019F	465	522
National CineMedia LLC, 7.875%, Due 7/15/2021B F	350	361
NBTY, Inc., 9.00%, Due 10/1/2018	300	321
NCL Corp Ltd.,
11.75%, Due 11/15/2016	100	116

	Par Amount	Value
	(000’s)	(000’s)
9.50%, Due 11/15/2018F	$200	$220
Neff Rental LLC, 9.625%, Due 5/15/2016B F	345	333
NewPage Corp., 11.375%, Due 12/31/2014	600	540
NII Capital Corp., 7.625%, Due 4/1/2021	310	326
Norske Skogindustrier ASA, 6.125%, Due 10/15/2015F	1,100	857
Nortek, Inc., 8.50%, Due 4/15/2021F	95	89
Novasep Holding SAS, 9.75%, Due 12/15/2016F	280	162
Novelis, Inc., 8.75%, Due 12/15/2020	400	445
NPC International, Inc., 9.50%, Due 5/1/2014	625	638
NXP BV, 9.75%, Due 8/1/2018F	300	337
OGX Petroleo e Gas Participacoes S.A., 8.50%, Due 6/1/2018F	450	474
OnCure Holdings, Inc., 11.75%, Due 5/15/2017	475	489
OPTI Canada, Inc., 8.25%, Due 12/15/2014	645	417
Peabody Energy Corp., 7.375%, Due 11/1/2016	500	566
Petco Animal Supplies, Inc., 9.25%, Due 12/1/2018F	990	1,068
Petrohawk Energy Corp.,
10.50%, Due 8/1/2014	200	228
6.25%, Due 6/1/2019F	400	464
Pilgrim’s Pride Corp., 7.875%, Due 12/15/2018F	375	334
Pinnacle Entertainment, Inc., 7.50%, Due 6/15/2015	600	618
Pinnacle Foods Finance LLC, 9.25%, Due 4/1/2015B	600	623
Plains Exploration & Production Co., 10.00%, Due 3/1/2016	500	565
Prestige Brands, Inc., 8.25%, Due 4/1/2018	630	663
Quicksilver Resources, Inc.,
8.25%, Due 8/1/2015	300	318
9.125%, Due 8/15/2019	400	442
Quiksilver, Inc., 6.875%, Due 4/15/2015	405	394
QVC, Inc., 7.50%, Due 10/1/2019F	320	353
Regal Cinemas Corp., 8.625%, Due 7/15/2019	350	376
Reliance Intermediate Holdings LP, 9.50%, Due 12/15/2019F	720	792
Reynolds Group Issuer Inc.,
8.75%, Due 5/15/2018F I	900	863
7.875%, Due 8/15/2019F	375	379
8.25%, Due 2/15/2021F	100	92
Rite Aid Corp., 9.75%, Due 6/12/2016	1,280	1,417
Rotech Healthcare, Inc., 10.50%, Due 3/15/2018	335	329
Ryerson, Inc., 12.00%, Due 11/1/2015	295	313
SandRidge Energy, Inc.,
9.875%, Due 5/15/2016F	400	444
8.00%, Due 6/1/2018F	700	742
Shea Homes LP, 8.625%, Due 5/15/2019F	300	299
Shingle Springs Tribal Gaming Authority, 9.375%, Due 6/15/2015F	400	276
Simmons Foods, Inc., 10.50%, Due 11/1/2017F	500	526
Sitel LLC, 11.50%, Due 4/1/2018B	400	359
Smurfit Kappa Treasury Funding Ltd., 7.50%, Due 11/20/2025	900	872
Solo Cup Co., 8.50%, Due 2/15/2014	300	282
Spectrum Brands Holdings, Inc., 9.50%, Due 6/15/2018	325	362
Sprint Capital Corp., 8.75%, Due 3/15/2032	440	476
Sprint Nextel Corp., 8.375%, Due 8/15/2017	800	873
Station Casinos, Inc.,
6.875%, Due 3/1/2016H	500	0
7.75%, Due 8/15/2016H	500	0
Sterling Merger, Inc., 11.00%, Due 10/1/2019F	100	104
SunCoke Energy, Inc., 7.625%, Due 8/1/2019F	100	103
SunGard Data Systems, Inc.,

	Par Amount	Value
	(000’s)	(000’s)
10.25%, Due 8/15/2015	$100	$104
7.625%, Due 11/15/2020	600	611
Symbion, Inc., 8.00%, Due 6/15/2016F	250	243
Telesat Canada, 12.50%, Due 11/1/2017B	450	528
The Goodyear Tire & Rubber Co., 8.25%, Due 8/15/2020	700	768
The Hertz Corp.,
7.50%, Due 10/15/2018F	300	310
6.75%, Due 4/15/2019F	400	400
The Manitowoc Co. Inc,
9.50%, Due 2/15/2018	600	660
8.50%, Due 11/1/2020	100	109
Ticketmaster Entertainment LLC, 10.75%, Due 8/1/2016B	700	763
Titan International, Inc., 7.875%, Due 10/1/2017F	440	469
TransUnion LLC, 11.375%, Due 6/15/2018B	300	343
Trimas Corp., 9.75%, Due 12/15/2017	200	220
tw telecom holdings, Inc., 8.00%, Due 3/1/2018	325	349
UCI International, Inc., 8.625%, Due 2/15/2019	450	461
United Rentals North America, Inc., 8.375%, Due 9/15/2020	300	312
United Surgical Partners International, Inc., 9.25%, Due 5/1/2017G	600	629
Univision Communications, Inc.,
6.875%, Due 5/15/2019F	175	174
7.875%, Due 11/1/2020F	500	516
Vedanta Resources plc, 8.25%, Due 6/7/2021F	240	248
VimpelCom Holdings BV, 7.504%, Due 3/1/2022F	260	260
Virgolino de Oliveira Finance Ltd., 10.50%, Due 1/28/2018F	400	434
Visant Corp., 10.00%, Due 10/1/2017	1,220	1,260
Vulcan Materials Co., 7.50%, Due 6/15/2021	200	201
W&T Offshore, Inc., 8.50%, Due 6/15/2019F	200	208
WCA Waste Corp., 7.50%, Due 6/15/2019F	380	380
West Corp., 7.875%, Due 1/15/2019F	700	698
Wind Acquisition Finance S.A.,
11.75%, Due 7/15/2017F	575	638
7.25%, Due 2/15/2018F	325	324
Wind Acquisition Holdings Finance S.A., 12.25%, Due 7/15/2017F	241	268
WMG Acquisition Corp., 9.50%, Due 6/15/2016	500	531
Yonkers Racing Corp., 11.375%, Due 7/15/2016F	325	353

		98,725

Utilities - 7.09%
Calpine Corp.,
7.875%, Due 7/31/2020F	100	106
7.50%, Due 2/15/2021F	600	621
Copano Energy LLC, 7.125%, Due 4/1/2021B	200	205
Crosstex Energy LP, 8.875%, Due 2/15/2018	500	544
Dynegy Holdings, Inc., 8.375%, Due 5/1/2016	300	215
Elwood Energy LLC, 8.159%, Due 7/5/2026B	611	614
Energy Future Holdings Corp., 5.55%, Due 11/15/2014	410	303
Energy Future Intermediate Holding Co. LLC, 10.00%, Due 12/1/2020B	608	642
Enterprise Products Operating LLC, 7.034%, Due 1/15/2068B	1,210	1,274
Genesis Energy LP, 7.875%, Due 12/15/2018F	435	443
Inergy LP, 7.00%, Due 10/1/2018	410	418
Martin Midstream Partners LP, 8.875%, Due 4/1/2018	820	860
NRG Energy, Inc., 7.875%, Due 5/15/2021F	335	338
Regency Energy Partners LP,
9.375%, Due 6/1/2016	475	531
6.875%, Due 12/1/2018	45	48

	Par Amount	Value
	(000’s)	(000’s)
6.50%, Due 7/15/2021	$400	$416
Targa Resources Partners LP, 6.875%, Due 2/1/2021F	440	440
Texas Competitive Electric Holdings Co. LLC,
10.25%, Due 11/1/2015B	300	146
11.50%, Due 10/1/2020B F	400	370
15.00%, Due 4/1/2021B F	400	292
The AES Corp.,
9.75%, Due 4/15/2016	50	57
7.375%, Due 7/1/2021F	200	207

		9,090

Total Corporate Obligations (Cost $115,085)		119,392

CONVERTIBLE OBLIGATIONS - 0.89%
Finance - 0.29%
E*Trade Financial Corp., %, Due 8/31/2019	240	369

Hotels, Restaurants & Leisure - 0.60%
Horizon Lines, Inc., 4.25%, Due 8/15/2012	1,025	770

Total Convertible Obligations (Cost $1,104)		1,139

	Shares
SHORT-TERM INVESTMENTS - 2.70% (Cost $3,462)
JPMorgan U.S. Government Money Market Fund	3,462,370	3,462

TOTAL INVESTMENTS - 97.55% (Cost 122,503)		125,008
OTHER ASSETS, NET OF LIABILITIES - 2.45%		3,130

TOTAL NET ASSETS - 100.00%		$128,138

Percentages are stated as a percent of net assets.

A	Non-income producing security.

B	Limited Liability Corporation.

C	Warrant

D	Put

E	Call

F	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $57,674 or 45.01% of net assets. The Fund has no right to demand registration of these securities

G	Is Payment in Kind

H	In Default

I	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

American Beacon Retirement Income and Appreciation Fund
July 31, 2011 (Unaudited)

	Shares	Value
	(000’s)	(000’s)
COMMON STOCKS - 4.59%
ENERGY- 0.52%
Energy Equipment & Services - 0.28%
Baker Hughes, Inc.	$5,500	$426

Oil & Gas - 0.24%
Occidental Petroleum Corp.	3,800	373

FINANCIALS- 0.77%
Diversified Financials - 0.53%
Affiliated Managers Group, Inc.A	3,700	386
T Rowe Price Group, Inc.	7,700	437

		823

Insurance - 0.24%
MetLife, Inc.	4,800	374

HEALTH CARE- 0.49%
Health Care Equipment & Supplies - 0.49%
C.R. Bard, Inc.	3,750	370

Covidien plc	7,500	381

		751

INDUSTRIALS- 0.63%
Aerospace & Defense - 0.12%
United Technologies Corp.	2,150	178

Industrial Conglomerates - 0.27%
Siemens AG, ADRB	3,250	414

Machinery - 0.24%
Eaton Corp.	7,800	374

INFORMATION TECHNOLOGY- 1.85%
Computers & Peripherals - 0.26%
Dell, Inc.A	25,000	407

IT Consulting & Services - 0.30%
Accenture plc, Class A	7,770	460

Semiconductor Equipment & Products - 0.54%
QUALCOMM, Inc.	15,100	827

Software - 0.75%
Autodesk, Inc.	9,500	327
Microsoft Corp.	12,000	329
Oracle Corp.	17,000	519

		1,175

MATERIALS- 0.33%
Metals & Mining - 0.33%
Barrick Gold Corp.	10,700	509

Total Common Stocks (Cost $6,817)		7,091

CONVERTIBLE PREFERRED STOCKS - 0.40% (Cost $486)
CONSUMER STAPLES- 0.40%
Food Products - 0.40%
Bunge Ltd.	6,058	618

PREFERRED STOCKS - 1.02%
ENERGY- 0.89%

	Shares	Value
	(000’s)	(000’s)
Energy - 0.76%
Apache Corp.	$11,750	$766
NextEra Energy, Inc.	8,000	408

		1,174

Oil & Gas - 0.13%
Chesapeake Energy Corp.C	150	207

FINANCIALS- 0.13%
Diversified Financials - 0.13%
AMG Capital Trust I	4,150	197

Total Preferred Stocks (Cost $1,430)		1,578

	Par Amount	Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 35.47%
Finance - 16.97%
AEGON Funding Co. LLC, 5.75%, Due 12/15/2020E	250	272
American Express Credit Corp., 2.75%, Due 9/15/2015	125	127
American International Group, Inc., 6.40%, Due 12/15/2020	575	631
ANZ National International Ltd., 2.375%, Due 12/21/2012C	300	305
Bank of America Corp.,
7.80%, Due 9/15/2016	600	692
7.625%, Due 6/1/2019	875	1,031
Bank One Corp., 4.90%, Due 4/30/2015	250	271
Barclays Bank plc,
3.90%, Due 4/7/2015	290	303
6.75%, Due 5/22/2019	300	339
BNP Paribas S.A., 3.60%, Due 2/23/2016	280	284
Citigroup, Inc.,
1.176%, Due 4/1/2014D	300	297
0.552%, Due 11/5/2014D	300	288
8.50%, Due 5/22/2019	1,250	1,572
CME Group, Inc., 5.40%, Due 8/1/2013	230	250
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.20%, Due 5/13/2014C	200	215
Credit Suisse, 5.30%, Due 8/13/2019	350	377
Danske Bank A/S, 1.299%, Due 4/14/2014C D	600	600
Deutsche Bank AG/London, 3.875%, Due 8/18/2014	275	290
Fifth Third Bancorp, 3.625%, Due 1/25/2016	275	282
General Electric Capital Corp.,
0.446%, Due 1/8/2016D	1,033	998
5.625%, Due 5/1/2018	250	279
6.00%, Due 8/7/2019	300	339
5.50%, Due 1/8/2020	650	714
HSBC Finance Corp., 0.499%, Due 1/15/2014D	850	835
ING Bank N.V., 5.125%, Due 5/1/2015C	300	316
Janus Capital Group, Inc., 6.70%, Due 6/15/2017D	125	138
JPMorgan Chase & Co.,
3.70%, Due 1/20/2015	500	523
5.50%, Due 10/15/2040	350	351
JPMorgan Chase Bank NA, 0.580%, Due 6/13/2016C D	375	349
Leucadia National Corp.,
8.125%, Due 9/15/2015	100	110
7.125%, Due 3/15/2017	192	200
Lincoln National Corp., 4.75%, Due 2/15/2014	105	113

	Par Amount	Value
	(000’s)	(000’s)
Lloyds TSB Bank plc, 4.375%, Due 1/12/2015C	$300	$307
Merrill Lynch & Co. Inc, 6.11%, Due 1/29/2037	275	256
MetLife Institutional Funding II, 1.146%, Due 4/4/2014C D	800	802
MetLife, Inc., 6.375%, Due 6/15/2034	400	448
Monumental Global Funding III, 0.449%, Due 1/15/2014C D	300	290
Morgan Stanley,
0.729%, Due 10/15/2015D	900	845
7.30%, Due 5/13/2019	280	322
5.625%, Due 9/23/2019	450	469
National Australia Bank Ltd., 4.375%, Due 12/10/2020C	250	250
Nationwide Building Society, 5.50%, Due 7/18/2012C	450	469
Nordea Bank AB,
2.50%, Due 11/13/2012C	250	254
4.875%, Due 1/27/2020C	250	263
PNC Funding Corp., 4.375%, Due 8/11/2020	260	269
Pricoa Global Funding I, 5.40%, Due 10/18/2012C	150	158
Prudential Financial, Inc., 7.375%, Due 6/15/2019	250	303
Simon Property Group LP, 10.35%, Due 4/1/2019	300	423
Societe Generale S.A.,
2.20%, Due 9/14/2013C	250	248
1.296%, Due 4/11/2014C D	1,200	1,176
The Bear Stearns Cos. LLC, 7.25%, Due 2/1/2018 E	925	1,113
The Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	475	515
6.25%, Due 9/1/2017	550	612
6.00%, Due 6/15/2020	435	472
The Travelers Cos., Inc., 3.90%, Due 11/1/2020	130	129
UBS AG, 5.875%, Due 12/20/2017	275	307
UnitedHealth Group, Inc., 3.875%, Due 10/15/2020	250	253
Wachovia Corp.,
0.619%, Due 10/15/2016D	600	561
5.75%, Due 2/1/2018	900	1,014

		26,219

Industrials - 16.68%
Advanced Micro Devices, Inc.,
8.125%, Due 12/15/2017	130	138
7.75%, Due 8/1/2020	175	184
Altria Group, Inc., 4.75%, Due 5/5/2021	300	310
America Movil SAB de CV, 6.375%, Due 3/1/2035	275	309
American Axle & Manufacturing, Inc., 7.875%, Due 3/1/2017	400	409
American Honda Finance Corp.,
4.625%, Due 4/2/2013C	325	343
3.875%, Due 9/21/2020C	125	126
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, Due 4/15/2020	290	326
8.00%, Due 11/15/2039	100	143
Apache Corp., 5.10%, Due 9/1/2040	130	132
AT&T, Inc.,
5.50%, Due 2/1/2018	750	859
6.80%, Due 5/15/2036	125	146
6.40%, Due 5/15/2038	125	140
Bio-Rad Laboratories, Inc., 8.00%, Due 9/15/2016	275	308
BP Capital Markets plc, 3.20%, Due 3/11/2016	280	294
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018 E	325	375

	Par Amount	Value
	(000’s)	(000’s)
5.75%, Due 5/1/2040 E	$140	$151
Calfrac Holdings LP, 7.50%, Due 12/1/2020C	775	797
Canadian National Railway Co., 5.55%, Due 5/15/2018	250	289
Canadian Natural Resources Ltd., 6.25%, Due 3/15/2038	275	316
Caterpillar Financial Services Corp.,
1.90%, Due 12/17/2012	100	102
4.25%, Due 2/8/2013	250	264
2.75%, Due 6/24/2015	280	295
Coca-Cola Refreshments USA, Inc., 7.375%, Due 3/3/2014	150	175
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	109	122
Comcast Corp., 6.55%, Due 7/1/2039	400	452
Comstock Resources, Inc., 8.375%, Due 10/15/2017	300	318
Concho Resources Inc/Midland TX, 8.625%, Due 10/1/2017	275	303
ConocoPhillips,
4.60%, Due 1/15/2015	200	223
5.20%, Due 5/15/2018	325	370
CSX Corp., 5.50%, Due 4/15/2041	250	259
CVS Caremark Corp., 3.25%, Due 5/18/2015	140	147
Daimler Finance North America LLC,
5.75%, Due 9/8/2011 E	250	251
3.00%, Due 3/28/2016 EC	150	154
Darling International, Inc., 8.50%, Due 12/15/2018	61	67
Dean Foods Co., 9.75%, Due 12/15/2018C	400	428
DISH DBS Corp., 7.875%, Due 9/1/2019	300	330
EOG Resources, Inc., 2.50%, Due 2/1/2016	250	256
Equinix, Inc., 7.00%, Due 7/15/2021	400	416
Exide Technologies, 8.625%, Due 2/1/2018C	350	357
France Telecom S.A., 2.125%, Due 9/16/2015	125	127
GlaxoSmithKline Capital, Inc., 5.65%, Due 5/15/2018	125	146
Hanesbrands, Inc., 8.00%, Due 12/15/2016	300	330
Hewlett-Packard Co., 2.20%, Due 12/1/2015	250	255
HollyFrontier Corp., 9.875%, Due 6/15/2017	140	157
Home Depot, Inc., 4.40%, Due 4/1/2021	300	314
iGate Corp., 9.00%, Due 5/1/2016C	300	300
International Business Machines Corp., 7.625%, Due 10/15/2018	150	195
Jabil Circuit, Inc., 8.25%, Due 3/15/2018	325	373
Jaguar Land Rover plc, 7.75%, Due 5/15/2018C	400	406
Jarden Corp.,
7.50%, Due 5/1/2017	30	31
7.50%, Due 1/15/2020	120	126
Johnson Controls, Inc., 5.00%, Due 3/30/2020	300	327
Kellogg Co., 4.25%, Due 3/6/2013	250	264
Liberty Media LLC, 8.25%, Due 2/1/2030 E	450	442
McKesson Corp., 3.25%, Due 3/1/2016	140	148
MEMC Electronic Materials, Inc., 7.75%, Due 4/1/2019C	383	366
Norfolk Southern Corp., 5.75%, Due 4/1/2018	325	375
Northrop Grumman Corp., 5.05%, Due 8/1/2019	150	165
Perry Ellis International, Inc., 7.875%, Due 4/1/2019	210	218
Petrobras International Finance Co., 3.875%, Due 1/27/2016	200	207
Petroleos Mexicanos, 6.00%, Due 3/5/2020	300	334
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	125	134
Qwest Capital Funding, Inc., 7.75%, Due 2/15/2031	250	256
Royal Caribbean Cruises Ltd., 7.50%, Due 10/15/2027	500	505
Seagate HDD Cayman, 6.875%, Due 5/1/2020C	350	351
Service Corp International, 7.00%, Due 5/15/2019	225	240

	Par Amount	Value
	(000’s)	(000’s)
SESI LLC, 6.875%, Due 6/1/2014	$435	$441
Shell International Finance BV, 3.10%, Due 6/28/2015	280	299
Spirit Aerosystems, Inc., 7.50%, Due 10/1/2017	450	479
Swift Energy Co., 7.125%, Due 6/1/2017	375	386
Telefonica Emisiones SAU, 6.421%, Due 6/20/2016	300	329
Terex Corp., 8.00%, Due 11/15/2017	125	127
The Boeing Co., 1.875%, Due 11/20/2012	250	254
Thomson Reuters Corp., 4.70%, Due 10/15/2019	125	136
Time Warner Cable, Inc., 5.85%, Due 5/1/2017	650	746
Time Warner, Inc.,
4.875%, Due 3/15/2020	150	161
4.75%, Due 3/29/2021	325	342
Triumph Group, Inc., 8.00%, Due 11/15/2017	300	321
Tyco International Finance S.A., 3.75%, Due 1/15/2018	275	287
Union Pacific Corp., 4.163%, Due 7/15/2022C	262	268
United Technologies Corp., 6.125%, Due 7/15/2038	165	195
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	250	289
4.60%, Due 4/1/2021	340	365
6.90%, Due 4/15/2038	325	394
Vodafone Group plc, 6.15%, Due 2/27/2037	275	313
W&T Offshore, Inc., 8.50%, Due 6/15/2019C	425	441
Wal-Mart Stores, Inc., 7.55%, Due 2/15/2030	350	459
WESCO Distribution, Inc., 7.50%, Due 10/15/2017	—	—
Xerox Corp.,
5.65%, Due 5/15/2013	75	81
8.25%, Due 5/15/2014	150	175

		25,764

Utilities - 1.82%
Commonwealth Edison Co., 4.00%, Due 8/1/2020	135	138
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	300	325
Duke Energy Carolinas LLC, 5.10%, Due 4/15/2018 E	250	282
EDF S.A., 4.60%, Due 1/27/2020C	300	321
FirstEnergy Solutions Corp., 4.80%, Due 2/15/2015	150	163
Midamerican Energy Holdings Co., 6.125%, Due 4/1/2036	275	311
Pacific Gas & Electric Co.,
6.25%, Due 12/1/2013	175	195
3.50%, Due 10/1/2020	250	247
Progress Energy, Inc., 4.875%, Due 12/1/2019	350	381
TransCanada PipeLines Ltd., 6.10%, Due 6/1/2040	140	159
Virginia Electric and Power Co., 5.40%, Due 4/30/2018	250	288

		2,810

Total Corporate Obligations (Cost $51,788)		54,793

CONVERTIBLE OBLIGATIONS - 12.76%
Basic Materials - 0.78%
Goldcorp, Inc., 2.00%, Due 8/1/2014	225	281
Newmont Mining Corp.,
3.00%, Due 2/15/2012	50	62
1.25%, Due 7/15/2014	425	566
1.625%, Due 7/15/2017	220	303

		1,212

Communications - 1.83%
Anixter International, Inc., 1.00%, Due 2/15/2013	610	703
Liberty Media LLC, 3.125%, Due 3/30/2023	295	345

	Par Amount	Value
	(000’s)	(000’s)
Omnicom Group, Inc., 0%, Due 7/1/2038	$400	$435
priceline.com, Inc., 1.25%, Due 3/15/2015C	300	554
Symantec Corp., 1.00%, Due 6/15/2013	660	786

		2,823

Consumer Discretionary - 0.37%
Archer-Daniels-Midland Co., 0.875%, Due 2/15/2014	400	420
International Game Technology, 3.25%, Due 5/1/2014	128	156

		576

Energy - 0.53%
Chesapeake Energy Corp., 2.75%, Due 11/15/2035	700	815

Finance - 0.46%
Janus Capital Group, Inc., 3.25%, Due 7/15/2014	301	313
Leucadia National Corp., 3.75%, Due 4/15/2014	250	398

		711

Health Care - 0.83%
Illumina, Inc., 0.25%, Due 3/15/2016C	950	942
LifePoint Hospitals, Inc., 3.50%, Due 5/15/2014	325	341

		1,283

Industrials - 2.42%
Alpha Natural Resources, Inc., 2.375%, Due 4/15/2015	300	346
Danaher Corp., 0.01%, Due 1/22/2021	370	528
General Cable Corp., 0.875%, Due 11/15/2013	400	420
Hologic, Inc., 2.00%, Due 12/15/2037D	660	736
Molson Coors Brewing Co., 2.50%, Due 7/30/2013	150	164
ON Semiconductor Corp., 2.625%, Due 12/15/2026	300	333
Stanley Black & Decker, Inc., 0.01%, Due 5/17/2012D	275	304
The Interpublic Group of Cos., Inc.,
4.25%, Due 3/15/2023	425	443
4.75%, Due 3/15/2023	90	105
Tyson Foods, Inc., 3.25%, Due 10/15/2013	300	364

		3,743

Information Technology - 0.10%
SYNNEX Corp., 4.00%, Due 5/15/2018	132	150

Pharmaceuticals - 1.75%
Endo Pharmaceuticals Holdings, Inc., 1.75%, Due 4/15/2015	250	343
Gilead Sciences, Inc., 1.625%, Due 5/1/2016C	885	1,037
Life Technologies Corp., 1.50%, Due 2/15/2024	246	261
Mylan, Inc., 1.25%, Due 3/15/2012	705	744
Salix Pharmaceuticals Ltd., 2.75%, Due 5/15/2015	275	311

		2,696

Technology - 3.69%
CACI International, Inc., 2.125%, Due 5/1/2014	230	278
Electronic Arts, Inc., 0.75%, Due 7/15/2016C	373	370
EMC Corp/Massachusetts, 1.75%, Due 12/1/2013	900	1,499
Intel Corp., 3.25%, Due 8/1/2039C	500	593
Lam Research Corp., 1.25%, Due 5/15/2018C	400	384
Linear Technology Corp., 3.00%, Due 5/1/2027	295	306
Microsoft Corp., %, Due 6/15/2013C	300	310
Rovi Corp., 2.625%, Due 2/15/2040	81	104
SanDisk Corp.,
1.00%, Due 5/15/2013	375	362
1.50%, Due 8/15/2017	625	672
Xilinx, Inc.,

	Par Amount	Value
	(000’s)	(000’s)
2.625%, Due 6/15/2017	$525	$647
3.125%, Due 3/15/2037	150	171

		5,696

Total Convertible Obligations (Cost $17,839)		19,705

OTHER GOVERNMENT OBLIGATIONS - 0.58%
Private Export Funding Corp., 2.125%, Due 7/15/2016	300	306
Province of Ontario Canada,
4.10%, Due 6/16/2014	300	326
3.15%, Due 12/15/2017	250	261

Total Other Government Obligations (Cost $849)		893

ASSET-BACKED SECURITIES - 2.62%
BMW Floorplan Master Owner Trust, 1.337%, Due 9/15/2014, 2009-1A AC D	250	252
Citibank Credit Card Issuance Trust, 1.737%, Due 5/15/2014, 2009-A2 A2D	600	607
Discover Card Master Trust, 1.487%, Due 2/17/2015, 2009-A2 AD	200	202
Ford Credit Floorplan Master Owner Trust, 1.737%, Due 9/15/2014, 2009-2 AD	1,800	1,824
Harley-Davidson Motorcycle Trust, 1.87%, Due 2/15/2014, 2009-4 A3	243	244
Nissan Master Owner Trust Receivables, 1.337%, Due 1/15/2015, 2010-AA AC D	600	606
Volkswagen Auto Loan Enhanced Trust, 6.24%, Due 7/20/2015, 2008-2 A4A	300	314

Total Asset-Backed Securities (Cost $4,025)		4,049

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 3.57%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
5.317%, Due 9/10/2047, 2006-5 A2	248	250
5.634%, Due 4/10/2049, 2007-2 A2	424	432
GS Mortgage Securities Corp II,
4.607%, Due 7/10/2039, 2005-GG4 A3	270	274
3.849%, Due 12/10/2043, 2010-C2C	641	661
3.645%, Due 3/10/2044, 2011-GC3 A2	750	768
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	236	242
3.853%, Due 6/15/2043, 2010-C1 A1C	537	562
4.388%, Due 2/16/2046, 2011-C3A A3C	650	677
5.741%, Due 2/12/2049, 2007-CB19 A4	400	431
5.629%, Due 2/12/2051, 2007-CB20 A2	483	495
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	450	486
Wachovia Bank Commercial Mortgage Trust, 5.738%, Due 6/15/2049, 2007-C32 A2	234	242

Total Non-Agency Mortgage-Backed Obligations (Cost $5,376)		5,520

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 21.88%
Federal Home Loan Mortgage Corporation - 6.26%
5.00%, Due 2/1/2021	430	465
4.50%, Due 4/1/2021	450	482
5.00%, Due 9/1/2035	1,295	1,388
5.50%, Due 4/1/2037	376	409
5.00%, Due 3/1/2038	744	794
5.50%, Due 5/1/2038	459	497
0.586%, Due 12/15/2040 D	1,800	1,793
4.00%, Due 1/1/2041	1,768	1,799
4.50%, Due 2/1/2041	1,968	2,054

		9,681

Federal National Mortgage Association - 4.74%
3.50%, Due 1/1/2026	482	496

	Par Amount	Value
	(000’s)	(000’s)
6.50%, Due 7/1/2032	$214	$242
5.50%, Due 6/1/2033	441	482
4.50%, Due 9/1/2034	260	274
5.50%, Due 12/1/2035	512	559
5.00%, Due 2/1/2036	411	441
5.50%, Due 4/1/2036	703	768
5.50%, Due 2/1/2037	507	551
6.00%, Due 9/1/2037	316	348
6.00%, Due 1/1/2038	463	510
4.50%, Due 1/1/2040	1,461	1,527
4.00%, Due 9/1/2040	1,116	1,136

		7,334

Government National Mortgage Association - 7.60%
4.201%, Due 8/16/2026, 2006-9 A	9	9
2.528%, Due 6/16/2034, 2010-10Z	3,000	3,082
1.692%, Due 11/16/2035, 2009-148 A	308	310
2.989%, Due 3/16/2039, 2010-71 AC	750	775
2.543%, Due 9/16/2044, 2011 96 AC	2,700	2,765
3.20%, Due 11/16/2044, 2011 92 B	2,900	2,941
6.00%, Due 2/15/2033	503	565
5.50%, Due 4/15/2033	675	752
5.00%, Due 5/15/2033	480	529

		11,725

National Credit Union Administration - 3.28%
0.586%, Due 3/11/2020, 2011 R3 1AD	2,420	2,425
0.635%, Due 10/7/2020, 2010 R1 1AD	2,629	2,636

		5,061

Total U.S. Agency Mortgage-Backed Obligations (Cost $32,624)		33,801

U.S. TREASURY OBLIGATIONS - 14.02%
U.S. Treasury Bonds - 4.14%
6.25%, Due 8/15/2023	1,500	1,963
6.875%, Due 8/15/2025	250	348
5.25%, Due 11/15/2028	1,050	1,260
4.75%, Due 2/15/2037	420	468
4.50%, Due 8/15/2039	2,210	2,355

		6,394

U.S. Treasury Notes - 9.88%
2.625%, Due 7/31/2014	7,000	7,429
2.25%, Due 1/31/2015	1,400	1,473
3.125%, Due 10/31/2016	1,300	1,409
4.25%, Due 8/15/2015	1,200	1,358
3.75%, Due 11/15/2018	1,050	1,165
3.625%, Due 2/15/2020	1,325	1,440
2.625%, Due 11/15/2020	1,000	991

		15,265

Total U.S. Treasury Obligations (Cost $20,863)		21,659

	Shares
SHORT-TERM INVESTMENTS - 3.96% (Cost $6,116)
JPMorgan U.S. Government Money Market Fund	6,115,833	6,116

TOTAL INVESTMENTS - 100.87% (Cost 148,213)		155,823

	Shares	Value
		(000’s)
LIABILITIES, NET OF OTHER ASSETS — (0.87%)		(1,338)

TOTAL NET ASSETS - 100.00%		$154,485

Percentages are stated as a percent of net assets.

A	Non-income producing security.

B	ADR — American Depositary Receipt

C	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $17,815 or 11.54% of net assets. The Fund has no right to demand registration of these securities

D	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date. E Limit Liability Company.

American Beacon Intermediate Bond Fund
July 31, 2011 (Unaudited)

	Par Amount	Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 44.66%
Finance - 20.37%
AEGON Funding Co. LLC, 5.75%, Due 12/15/2020A	$400	$435
Aflac, Inc., 8.50%, Due 5/15/2019	240	303
American Express Co., 8.15%, Due 3/19/2038	325	455
American Express Credit Corp.,
5.125%, Due 8/25/2014	835	917
2.75%, Due 9/15/2015	225	228
American International Group, Inc., 6.40%, Due 12/15/2020	800	878
ANZ National International Ltd., 2.375%, Due 12/21/2012B	350	356
Bank of America Corp.,
4.50%, Due 4/1/2015	415	434
7.80%, Due 9/15/2016	700	807
7.625%, Due 6/1/2019	1,200	1,414
Bank One Corp., 4.90%, Due 4/30/2015	500	542
Barclays Bank plc,
3.90%, Due 4/7/2015	380	397
6.75%, Due 5/22/2019	350	395
BNP Paribas S.A., 3.60%, Due 2/23/2016	400	406
Canadian Imperial Bank of Commerce, 1.45%, Due 9/13/2013	670	675
Capital One Financial Corp., 2.125%, Due 7/15/2014	465	467
Citigroup, Inc.,
1.176%, Due 4/1/2014C	400	396
0.552%, Due 11/5/2014C	380	364
6.01%, Due 1/15/2015	605	673
6.125%, Due 11/21/2017	355	398
8.50%, Due 5/22/2019	1,650	2,074
CME Group, Inc., 5.40%, Due 8/1/2013	260	282
CNA Financial Corp., 7.35%, Due 11/15/2019	210	245
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
4.20%, Due 5/13/2014B	600	646
2.125%, Due 10/13/2015	510	512
Credit Suisse, 5.30%, Due 8/13/2019	425	458
Danske Bank A/S, 1.299%, Due 4/14/2014B C	780	780
Deutsche Bank AG, 3.875%, Due 8/18/2014	400	422
Fifth Third Bancorp, 3.625%, Due 1/25/2016	400	410
General Electric Capital Corp.,
0.446%, Due 1/8/2016C	1,300	1,255
5.40%, Due 2/15/2017	405	454
5.625%, Due 5/1/2018	795	887
6.00%, Due 8/7/2019	350	396
5.50%, Due 1/8/2020	800	878
5.875%, Due 1/14/2038	745	767
HCP, Inc., 5.375%, Due 2/1/2021	500	535
HSBC Finance Corp., 0.499%, Due 1/15/2014C	1,100	1,081
ING Bank N.V., 5.125%, Due 5/1/2015B	250	263
JPMorgan Chase & Co.,
3.70%, Due 1/20/2015	1,655	1,730
5.50%, Due 10/15/2040	425	426
JPMorgan Chase Bank NA, 0.580%, Due 6/13/2016B C	480	447
KeyCorp, 5.10%, Due 3/24/2021	245	256
Liberty Mutual Group, Inc., 5.00%, Due 6/1/2021B	390	382
Lincoln National Corp., 4.75%, Due 2/15/2014	50	54

	Par Amount	Value
	(000’s)	(000’s)
Lloyds TSB Bank plc,
4.375%, Due 1/12/2015B	$375	$384
6.375%, Due 1/21/2021	260	274
Merrill Lynch & Co. Inc,
6.40%, Due 8/28/2017	940	1,038
6.50%, Due 7/15/2018	520	572
6.11%, Due 1/29/2037	360	336
MetLife Institutional Funding II, 1.146%, Due 4/4/2014B C	600	601
MetLife, Inc.,
5.00%, Due 11/24/2013	620	670
6.375%, Due 6/15/2034	500	560
Monumental Global Funding III, 0.449%, Due 1/15/2014B C	375	363
Morgan Stanley,
0.729%, Due 10/15/2015C	1,180	1,108
7.30%, Due 5/13/2019	370	425
5.625%, Due 9/23/2019	600	626
National Australia Bank Ltd., 4.375%, Due 12/10/2020B	425	426
Nationwide Building Society, 5.50%, Due 7/18/2012B	550	574
Nordea Bank AB,
2.50%, Due 11/13/2012B	400	407
4.875%, Due 1/27/2020B	450	473
PNC Funding Corp.,
4.25%, Due 9/21/2015	910	988
4.375%, Due 8/11/2020	410	425
Pricoa Global Funding I, 5.40%, Due 10/18/2012B	175	184
Prudential Financial, Inc.,
5.10%, Due 9/20/2014	255	281
7.375%, Due 6/15/2019	450	545
Simon Property Group LP, 10.35%, Due 4/1/2019	375	529
Societe Generale S.A.,
2.20%, Due 9/14/2013B	450	447
1.296%, Due 4/11/2014B C	900	881
State Street Corp.,
4.30%, Due 5/30/2014	285	310
2.875%, Due 3/7/2016	705	727
SunTrust Banks, Inc., 3.60%, Due 4/15/2016	245	251
The Bank of New York Mellon Corp.,
1.50%, Due 1/31/2014	475	482
4.30%, Due 5/15/2014	395	430
The Bear Stearns Cos. LLC, 7.25%, Due 2/1/2018A	2,145	2,580
The Goldman Sachs Group, Inc.,
5.35%, Due 1/15/2016	800	867
6.25%, Due 9/1/2017	800	891
5.95%, Due 1/18/2018	660	720
6.00%, Due 6/15/2020	490	532
6.75%, Due 10/1/2037	345	345
The Travelers Cos., Inc., 3.90%, Due 11/1/2020	210	209
Travelers Property Casualty Corp., 5.00%, Due 3/15/2013	805	856
UBS AG, 5.875%, Due 12/20/2017	400	446
UnitedHealth Group, Inc.,
4.875%, Due 2/15/2013	650	687
3.875%, Due 10/15/2020	425	431
US Bancorp, 1.375%, Due 9/13/2013	775	782
Wachovia Corp.,
0.619%, Due 10/15/2016C	750	701
5.75%, Due 2/1/2018	1,150	1,296

	Par Amount	Value
	(000’s)	(000’s)
Wells Fargo & Co., 4.60%, Due 4/1/2021	$470	$489
Westpac Banking Corp., 2.25%, Due 11/19/2012	375	382
Willis North America, Inc., 6.20%, Due 3/28/2017	280	311

		54,422

Industrials - 18.74%
Air Products & Chemicals, Inc., 2.00%, Due 8/2/2016	180	180
Altria Group, Inc.,
9.70%, Due 11/10/2018	375	505
4.75%, Due 5/5/2021	390	403
America Movil SAB de CV, 6.375%, Due 3/1/2035	375	421
American Honda Finance Corp.,
4.625%, Due 4/2/2013B	250	264
3.875%, Due 9/21/2020B	225	227
Analog Devices, Inc., 3.00%, Due 4/15/2016	460	479
Anheuser-Busch InBev Worldwide, Inc.,
1.50%, Due 7/14/2014	560	565
5.00%, Due 4/15/2020	380	427
8.00%, Due 11/15/2039	175	251
Apache Corp., 5.10%, Due 9/1/2040	200	203
Applied Materials, Inc., 2.65%, Due 6/15/2016	415	426
AT&T, Inc.,
5.10%, Due 9/15/2014	880	975
5.50%, Due 2/1/2018	975	1,117
6.80%, Due 5/15/2036	225	262
6.40%, Due 5/15/2038	200	224
5.35%, Due 9/1/2040	283	282
Baxter International, Inc., 1.80%, Due 3/15/2013	270	275
Becton Dickinson and Co., 3.25%, Due 11/12/2020	475	465
BP Capital Markets plc, 3.20%, Due 3/11/2016	990	1,037
Burlington Northern Santa Fe LLC,
5.75%, Due 3/15/2018A	600	693
7.95%, Due 8/15/2030A	180	239
5.75%, Due 5/1/2040A	190	205
Cameron International Corp., 6.375%, Due 7/15/2018	225	262
Canadian National Railway Co., 5.55%, Due 5/15/2018	400	462
Canadian Natural Resources Ltd., 6.25%, Due 3/15/2038	360	413
Caterpillar Financial Services Corp.,
1.90%, Due 12/17/2012	100	102
4.25%, Due 2/8/2013	250	264
6.125%, Due 2/17/2014	600	677
2.75%, Due 6/24/2015	380	400
Cellco Partnership, 8.50%, Due 11/15/2018	460	612
Cliffs Natural Resources, Inc., 4.875%, Due 4/1/2021	280	292
Coca-Cola Refreshments USA, Inc., 7.375%, Due 3/3/2014	175	204
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	128	143
Comcast Corp.,
6.30%, Due 11/15/2017	465	551
5.875%, Due 2/15/2018	235	271
6.55%, Due 7/1/2039	500	565
ConocoPhillips,
4.60%, Due 1/15/2015	550	613
5.20%, Due 5/15/2018	600	682
Cooper US, Inc.,
2.375%, Due 1/15/2016	480	490
3.875%, Due 12/15/2020	315	324

	Par Amount	Value
	(000’s)	(000’s)
Covidien International Finance S.A., 2.80%, Due 6/15/2015	$500	$521
CSX Corp., 5.50%, Due 4/15/2041	425	440
CVS Caremark Corp., 3.25%, Due 5/18/2015	190	200
Daimler Finance North America LLC,
5.75%, Due 9/8/2011A	200	201
3.00%, Due 3/28/2016A B	190	196
DIRECTV Holdings LLC,
3.55%, Due 3/15/2015A	525	557
6.35%, Due 3/15/2040A	145	158
Eaton Corp., 5.60%, Due 5/15/2018	380	436
eBay, Inc., 0.875%, Due 10/15/2013	335	335
Ensco plc, 4.70%, Due 3/15/2021	350	368
EOG Resources, Inc., 2.50%, Due 2/1/2016	425	435
Express Scripts, Inc., 6.25%, Due 6/15/2014	610	685
Fiserv, Inc., 3.125%, Due 6/15/2016	250	255
France Telecom S.A.,
4.375%, Due 7/8/2014	385	418
2.125%, Due 9/16/2015	225	228
General Electric Capital Corp., 5.30%, Due 2/11/2021	240	256
Genzyme Corp., 5.00%, Due 6/15/2020	235	261
GlaxoSmithKline Capital, Inc., 5.65%, Due 5/15/2018	125	146
Health Care REIT, Inc.,
3.625%, Due 3/15/2016	295	302
5.25%, Due 1/15/2022	345	358
Hewlett-Packard Co., 2.20%, Due 12/1/2015	425	433
Home Depot, Inc., 4.40%, Due 4/1/2021	400	419
Hospira, Inc., 6.05%, Due 3/30/2017	205	237
International Business Machines Corp., 7.625%, Due 10/15/2018	745	969
ITT Corp., 4.90%, Due 5/1/2014	615	674
John Deere Capital Corp., 4.90%, Due 9/9/2013	650	703
Johnson Controls, Inc., 5.00%, Due 3/30/2020	480	523
Kellogg Co., 4.25%, Due 3/6/2013	250	264
Koninklijke Philips Electronics N.V., 5.75%, Due 3/11/2018	465	533
Lorillard Tobacco Co., 8.125%, Due 6/23/2019	255	306
Marathon Oil Corp., 6.00%, Due 10/1/2017	475	556
Marathon Petroleum Corp., 3.50%, Due 3/1/2016B	420	437
McKesson Corp., 3.25%, Due 3/1/2016	200	211
Medtronic, Inc., 3.00%, Due 3/15/2015	915	967
Norfolk Southern Corp., 5.75%, Due 4/1/2018	300	347
Northrop Grumman Corp., 5.05%, Due 8/1/2019	200	221
Novartis Capital Corp., 2.90%, Due 4/24/2015	780	826
PepsiCo, Inc., 2.50%, Due 5/10/2016	590	607
Petrobras International Finance Co.,
3.875%, Due 1/27/2016	505	524
6.875%, Due 1/20/2040	110	126
Petroleos Mexicanos, 6.00%, Due 3/5/2020	375	417
Quest Diagnostics, Inc., 4.75%, Due 1/30/2020	225	241
Rio Tinto Finance USA Ltd., 2.50%, Due 5/20/2016	475	488
Rogers Communications, Inc., 5.50%, Due 3/15/2014	475	526
Sanofi,
1.625%, Due 3/28/2014	665	678
4.00%, Due 3/29/2021	495	515
Shell International Finance BV, 3.10%, Due 6/28/2015	380	406
Simon Property Group LP, 5.75%, Due 12/1/2015	645	730
Teck Resources Ltd., 6.00%, Due 8/15/2040	205	214

	Par Amount	Value
	(000’s)	(000’s)
Telecom Italia Capital S.A., 4.95%, Due 9/30/2014	$245	$247
Telefonica Emisiones SAU,
3.992%, Due 2/16/2016	255	256
6.421%, Due 6/20/2016	450	494
Teva Pharmaceutical Finance II, 3.00%, Due 6/15/2015	470	492
The Boeing Co., 1.875%, Due 11/20/2012	400	407
The Coca-Cola Co., 0.75%, Due 11/15/2013	1,115	1,115
The Dow Chemical Co., 4.25%, Due 11/15/2020	430	440
Thomson Reuters Corp., 4.70%, Due 10/15/2019	225	244
Time Warner Cable, Inc.,
5.85%, Due 5/1/2017	800	918
6.75%, Due 7/1/2018	615	732
Time Warner, Inc.,
4.875%, Due 3/15/2020	290	310
4.75%, Due 3/29/2021	350	368
Tyco Electronics Group S.A., 6.55%, Due 10/1/2017	225	269
Tyco International Finance S.A., 3.75%, Due 1/15/2018	400	418
Union Pacific Corp., 4.163%, Due 7/15/2022B	481	492
United Parcel Service, Inc., 3.125%, Due 1/15/2021	475	471
United Technologies Corp., 6.125%, Due 7/15/2038	125	148
Valero Energy Corp.,
9.375%, Due 3/15/2019	170	223
6.625%, Due 6/15/2037	205	222
Verizon Communications, Inc.,
5.50%, Due 4/1/2017	500	578
4.60%, Due 4/1/2021	280	301
6.90%, Due 4/15/2038	500	606
Vodafone Group plc, 6.15%, Due 2/27/2037	360	410
Wal-Mart Stores, Inc.,
7.55%, Due 2/15/2030	400	525
5.625%, Due 4/15/2041	255	282
Xerox Corp.,
5.65%, Due 5/15/2013	50	54
8.25%, Due 5/15/2014	190	223
4.25%, Due 2/15/2015	500	538

		50,089

Utilities - 5.55%
Columbus Southern Power Co., 5.50%, Due 3/1/2013	595	635
Commonwealth Edison Co., 4.00%, Due 8/1/2020	190	194
Consolidated Edison Co. of New York, Inc., 5.50%, Due 12/1/2039	350	379
Dominion Resources, Inc., 1.80%, Due 3/15/2014	840	854
Duke Energy Carolinas LLC, 5.10%, Due 4/15/2018A	400	451
Duke Energy Indiana, Inc., 6.05%, Due 6/15/2016	450	521
EDF S.A., 4.60%, Due 1/27/2020B	580	620
Energy Transfer Partners LP,
8.50%, Due 4/15/2014	605	705
9.00%, Due 4/15/2019	300	379
Enterprise Products Operating LLC,
5.65%, Due 4/1/2013A	555	594
6.125%, Due 10/15/2039A	350	374
Exelon Generation Co. LLC,
5.20%, Due 10/1/2019A	350	374
6.25%, Due 10/1/2039A	365	392
FirstEnergy Solutions Corp., 4.80%, Due 2/15/2015	175	190
Midamerican Energy Holdings Co.,

	Par Amount	Value
	(000’s)	(000’s)
5.875%, Due 10/1/2012	$605	$640
6.125%, Due 4/1/2036	375	425
National Rural Utilities Cooperative Finance Corp., 1.125%, Due 11/1/2013	485	487
ONEOK Partners LP, 6.125%, Due 2/1/2041	500	538
Pacific Gas & Electric Co.,
6.25%, Due 12/1/2013	150	167
3.50%, Due 10/1/2020	450	445
Progress Energy, Inc., 4.875%, Due 12/1/2019	450	491
Sempra Energy, 6.50%, Due 6/1/2016	325	386
Southern Power Co., 6.25%, Due 7/15/2012	550	579
Spectra Energy Capital LLC,
5.668%, Due 8/15/2014A	320	356
5.65%, Due 3/1/2020A	265	290
Spectra Energy Partners LP, 4.60%, Due 6/15/2021	250	257
TransCanada PipeLines Ltd.,
7.625%, Due 1/15/2039	470	615
6.10%, Due 6/1/2040	290	329
Union Electric Co., 6.70%, Due 2/1/2019	510	613
Virginia Electric and Power Co., 5.40%, Due 4/30/2018	400	461
Westar Energy, Inc., 6.00%, Due 7/1/2014	200	222
Xcel Energy, Inc., 5.613%, Due 4/1/2017	781	882

		14,845

Total Corporate Obligations (Cost $112,469)		119,356

OTHER GOVERNMENT OBLIGATIONS - 0.83%
Federal National Mortgage Association,
5.125%, Due 1/2/2014	385	421
4.625%, Due 10/15/2014	500	559
Private Export Funding Corp., 2.125%, Due 7/15/2016	400	407
Province of Ontario Canada,
4.10%, Due 6/16/2014	350	381
3.15%, Due 12/15/2017	425	443

Total Other Government Obligations (Cost $2,063)		2,211

ASSET-BACKED SECURITIES - 2.96%
BMW Floorplan Master Owner Trust, 1.337%, Due 9/15/2014, 2009-1A AB C	400	403
Citibank Credit Card Issuance Trust, 1.737%, Due 5/15/2014, 2009-A2 A2C	750	760
CNH Equipment Trust, 1.17%, Due 5/15/2015, 2010-C A3	665	667
Discover Card Master Trust, 1.487%, Due 2/17/2015, 2009-A2 AC	600	607
Ford Credit Floorplan Master Owner Trust, 1.737%, Due 9/15/2014, 2009-2 AC	2,400	2,431
Harley-Davidson Motorcycle Trust, 1.87%, Due 2/15/2014, 2009-4 A3	284	285
Honda Auto Receivables Owner Trust, 3.30%, Due 9/15/2015, 2009-3 A4	385	396
Hyundai Auto Receivables Trust, 3.15%, Due 3/15/2016, 2009-A A4	220	228
John Deere Owner Trust,
2.59%, Due 10/15/2013, 2009-A A3	70	70
3.96%, Due 5/16/2016, 2009-A A4	510	523
Nissan Master Owner Trust Receivables, 1.337%, Due 1/15/2015, 2010-AA AB C	750	758
Volkswagen Auto Loan Enhanced Trust, 6.24%, Due 7/20/2015, 2008-2 A4A	300	314
World Omni Auto Receivables Trust, 1.11%, Due 5/15/2015, 2011-A A3	470	471

Total Asset-Backed Securities (Cost $7,858)		7,913

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.64%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
5.317%, Due 9/10/2047, 2006-5 A2	349	352

	Par Amount	Value
	(000’s)	(000’s)
5.634%, Due 4/10/2049, 2007-2 A2	$554	$565
Bear Stearns Commercial Mortgage Securities,
5.201%, Due 12/11/2038, 2006-PWR14 A4	790	855
5.54%, Due 9/11/2041, 2006-PW13 A4	1,285	1,409
4.831%, Due 7/11/2042, 2004-PWR5 A4	835	860
Citigroup Commercial Mortgage Trust, 4.38%, Due 10/15/2041, 2004-C2 A3	390	391
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, Due 11/15/2044, 2007-CD5 A4	840	922
GS Mortgage Securities Corp II,
4.607%, Due 7/10/2039, 2005-GG4 A3	380	385
3.679%, Due 8/10/2043, 2010-C1 A1B	570	586
3.849%, Due 12/10/2043, 2010-C2B	789	815
3.645%, Due 3/10/2044, 2011-GC3 A2	750	768
JP Morgan Chase Commercial Mortgage Securities Corp.,
4.678%, Due 7/15/2042, 2005-LDP2 A3A	332	340
3.853%, Due 6/15/2043, 2010-C1 A1B	733	766
4.388%, Due 2/16/2046, 2011-C3A A3B	800	833
4.625%, Due 3/15/2046, 2005-LDP1 A2	299	303
5.741%, Due 2/12/2049, 2007-CB19 A4	550	593
5.629%, Due 2/12/2051, 2007-CB20 A2	659	675
LB-UBS Commercial Mortgage Trust, 5.424%, Due 2/15/2040, 2007-C1 A4	550	595
Wachovia Bank Commercial Mortgage Trust, 5.738%, Due 6/15/2049, 2007-C32 A2	369	381

Total Non-Agency Mortgage-Backed Obligations (Cost $11,597)		12,394

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 32.22%
Federal Home Loan Mortgage Corporation - 7.87%
4.50%, Due 3/1/2019	245	260
5.00%, Due 10/1/2020	580	627
3.50%, Due 10/1/2025	1,051	1,082
4.00%, Due 3/15/2026	956	1,018
5.00%, Due 8/1/2033	373	400
5.50%, Due 2/1/2034	457	499
6.00%, Due 8/1/2034	221	245
5.00%, Due 8/1/2035	255	274
5.00%, Due 9/1/2035	648	694
6.00%, Due 8/1/2036	185	204
5.50%, Due 4/1/2037	376	409
5.50%, Due 12/1/2037	1,611	1,754
5.00%, Due 3/1/2038	547	584
6.00%, Due 3/1/2038	919	1,014
5.50%, Due 5/1/2038	573	622
5.50%, Due 6/1/2038	417	452
5.50%, Due 10/1/2039	642	696
5.00%, Due 4/1/2040	4,270	4,562
0.586%, Due 12/15/2040 C	2,400	2,390
4.00%, Due 1/1/2041	1,670	1,699
4.50%, Due 2/1/2041	1,476	1,541

		21,026

Federal National Mortgage Association - 15.91%
6.50%, Due 2/1/2017	96	106
5.00%, Due 12/1/2017	331	357
4.50%, Due 9/1/2018	671	720
4.00%, Due 8/1/2020	169	179
4.50%, Due 4/1/2024	449	481

	Par Amount	Value
	(000’s)	(000’s)
4.50%, Due 3/1/2025	$3,131	$3,346
4.50%, Due 5/1/2025	963	1,025
4.50%, Due 6/1/2025	2,373	2,526
3.50%, Due 1/1/2026	578	595
4.00%, Due 5/1/2026	400	420
5.00%, Due 3/1/2034	490	526
5.50%, Due 6/1/2034	271	296
4.50%, Due 9/1/2034	174	183
5.50%, Due 2/1/2035	541	591
5.00%, Due 11/1/2035	686	736
5.50%, Due 12/1/2035	394	430
5.50%, Due 1/1/2036	473	517
5.00%, Due 2/1/2036	411	441
5.50%, Due 4/1/2036	879	959
6.00%, Due 9/1/2036	175	193
6.50%, Due 9/1/2036	652	735
6.50%, Due 12/1/2036	324	364
5.50%, Due 2/1/2037	507	551
5.50%, Due 8/1/2037	1,356	1,480
6.00%, Due 9/1/2037	474	522
6.00%, Due 1/1/2038	740	817
5.50%, Due 3/1/2038	1,339	1,463
5.00%, Due 4/1/2038	486	520
5.00%, Due 6/1/2038	558	596
5.50%, Due 6/1/2038	1,005	1,092
4.50%, Due 1/1/2040	3,246	3,395
5.00%, Due 5/1/2040	3,586	3,832
5.50%, Due 6/1/2040	2,395	2,597
5.00%, Due 7/1/2040	1,997	2,146
4.50%, Due 8/1/2040	2,160	2,258
4.00%, Due 9/1/2040	2,140	2,176
5.00%, Due 1/1/2041	2,108	2,253
4.50%, Due 5/1/2041	1,038	1,085

		42,509

Government National Mortgage Association - 6.48%
4.201%, Due 8/16/2026, 2006-9 A	5	5
6.50%, Due 3/15/2028	227	261
6.00%, Due 4/15/2031	267	301
5.50%, Due 2/20/2034	317	353
2.528%, Due 6/16/2034, 2010-10Z	3,000	3,082
1.692%, Due 11/16/2035, 2009-148 A	443	446
6.00%, Due 10/15/2038	1,252	1,401
2.989%, Due 3/16/2039, 2010-71 AC	1,078	1,114
6.00%, Due 11/15/2039	1,245	1,392
5.50%, Due 2/15/2040	1,044	1,156
4.50%, Due 10/20/2040	1,344	1,433
5.00%, Due 2/20/2041	1,275	1,394
2.543%, Due 9/16/2044, 2011 96 AC	2,200	2,253
3.20%, Due 11/16/2044, 2011 92 B	2,700	2,739

		17,330

National Credit Union Administration - 1.96%
0.586%, Due 3/11/2020, 2011 R3 1AC	2,420	2,425
0.635%, Due 10/7/2020, 2010 R1 1AC	2,809	2,816

		5,241

Total U.S. Agency Mortgage-Backed Obligations (Cost $83,885)		86,106

	Par Amount	Value
	(000’s)	(000’s)
U.S. TREASURY OBLIGATIONS - 14.13%
U.S. Treasury Bonds - 4.55%
6.25%, Due 8/15/2023	$1,400	$1,832
6.875%, Due 8/15/2025	770	1,071
5.25%, Due 11/15/2028	750	900
4.75%, Due 2/15/2037	1,300	1,448
4.50%, Due 8/15/2039	2,010	2,142
4.25%, Due 11/15/2040	4,265	4,349
4.75%, Due 2/15/2041	375	415

		12,157

U.S. Treasury Notes - 9.58%
2.625%, Due 7/31/2014	3,000	3,184
2.25%, Due 1/31/2015	1,000	1,052
2.00%, Due 1/31/2016	3,425	3,553
2.00%, Due 4/30/2016	4,665	4,825
3.125%, Due 10/31/2016	1,400	1,518
4.25%, Due 8/15/2015	1,000	1,131
3.75%, Due 11/15/2018	600	666
3.625%, Due 2/15/2020	1,200	1,304
2.625%, Due 11/15/2020	1,000	992
3.625%, Due 2/15/2021	6,385	6,851
3.125%, Due 5/15/2021	525	539

		25,615

Total U.S. Treasury Obligations (Cost $36,490)		37,772

	Shares
SHORT-TERM INVESTMENTS - 1.13% (Cost $3,032)
JPMorgan U.S. Government Money Market Fund	3,032,298	3,032

TOTAL INVESTMENTS - 100.57% (Cost 257,394)		268,784
LIABILITIES, NET OF OTHER ASSETS — (0.57%)		(1,528)

TOTAL NET ASSETS - 100.00%		$267,256

Percentages are stated as a percent of net assets.

A	Limited Liability Corporation.

B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $14,011 or 5.24% of net assets. The Fund has no right to demand registration of these securities

C	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

American Beacon Short-Term Bond Fund
July 31, 2011 (Unaudited)

	Par Amount	Value
	(000’s)	(000’s)
CORPORATE OBLIGATIONS - 45.70%
Finance - 24.97%
ABN Amro Bank N.V., 2.023%, Due 1/30/2014A B	$2,000	$2,040
American Express Co., 7.25%, Due 5/20/2014	1,000	1,152
American International Group, Inc., 3.65%, Due 1/15/2014	2,000	2,059
ANZ National International Ltd., 1.247%, Due 12/20/2013A B	2,000	2,002
Bank of America Corp.,
1.673%, Due 1/30/2014A	2,000	1,996
0.577%, Due 9/15/2014A	1,290	1,244
Barclays Bank plc, 5.45%, Due 9/12/2012	1,000	1,049
Citigroup, Inc.,
1.176%, Due 4/1/2014A	1,000	990
0.552%, Due 11/5/2014A	2,573	2,466
CME Group, Inc., 5.40%, Due 8/1/2013	250	271
Credit Suisse, 5.00%, Due 5/15/2013	2,000	2,128
Danske Bank A/S, 1.299%, Due 4/14/2014A B	3,000	3,001
HSBC Finance Corp., 0.499%, Due 1/15/2014A	1,000	982
ING Bank N.V., 1.652%, Due 6/9/2014A B	3,000	3,004
Lloyds TSB Bank plc, 2.603%, Due 1/24/2014A	2,000	2,027
MassMutual Global Funding II, 3.625%, Due 7/16/2012B	500	514
MetLife Institutional Funding II, 1.146%, Due 4/4/2014A B	3,000	3,008
Metropolitan Life Global Funding I, 2.875%, Due 9/17/2012B	1,000	1,022
Monumental Global Funding III, 0.449%, Due 1/15/2014A B	1,000	968
Morgan Stanley, 0.729%, Due 10/15/2015A	3,000	2,817
National Australia Bank Ltd., 1.202%, Due 7/25/2014A B	3,000	2,998
Nationwide Building Society, 5.50%, Due 7/18/2012B	1,000	1,043
Pricoa Global Funding I, 5.40%, Due 10/18/2012B	500	527
Prudential Financial, Inc., 4.50%, Due 7/15/2013	1,000	1,054
Societe Generale S.A., 1.296%, Due 4/11/2014A B	2,000	1,958
Svenska Handelsbanken AB, 4.875%, Due 6/10/2014B	1,500	1,626
The Goldman Sachs Group, Inc.,
4.75%, Due 7/15/2013	2,000	2,114
0.653%, Due 7/22/2015A	1,000	954
Wachovia Bank NA, 0.653%, Due 11/3/2014A	1,000	967

		47,981

Industrials - 17.61%
American Honda Finance Corp., 4.625%, Due 4/2/2013B	1,000	1,055
Anheuser-Busch InBev Worldwide, Inc.,
3.00%, Due 10/15/2012	1,000	1,027
2.50%, Due 3/26/2013	1,000	1,027
BP Capital Markets plc, 0.850%, Due 3/11/2014A	3,000	3,006
Burlington Northern Santa Fe LLC, 4.875%, Due 1/15/2015C	1,000	1,110
Caterpillar Financial Services Corp., 4.25%, Due 2/8/2013	500	527
Cellco Partnership, 5.25%, Due 2/1/2012	1,000	1,023
Comcast Cable Communications Holdings, Inc., 8.375%, Due 3/15/2013	1,365	1,524
Daimler Finance North America LLC,
5.75%, Due 9/8/2011C	1,000	1,005
0.856%, Due 3/28/2014A B C	2,000	2,001
Devon Financing Corp ULC, 6.875%, Due 9/30/2011	1,000	1,010
EOG Resources Canada, Inc., 4.75%, Due 3/15/2014B	1,000	1,076
France Telecom S.A., 4.375%, Due 7/8/2014	1,000	1,087
General Mills, Inc., 5.25%, Due 8/15/2013	1,000	1,085
Hewlett-Packard Co.,
4.50%, Due 3/1/2013A	1,000	1,061

	Par Amount	Value
	(000’s)	(000’s)
0.654%, Due 5/30/2014A	$1,000	$1,006
John Deere Capital Corp., 5.25%, Due 10/1/2012	1,000	1,055
Johnson Controls, Inc., 1.75%, Due 3/1/2014	500	507
Kraft Foods, Inc., 5.625%, Due 11/1/2011	64	65
Nissan Motor Acceptance Corp., 4.50%, Due 1/30/2015B	1,000	1,066
Quest Diagnostics, Inc., 1.096%, Due 3/24/2014A	1,000	1,007
Telefonica Emisiones SAU, 0.603%, Due 2/4/2013A	1,000	983
Time Warner Cable, Inc., 5.40%, Due 7/2/2012	1,000	1,043
Tyco International Finance S.A., 4.125%, Due 10/15/2014	500	538
Union Pacific Corp.,
6.50%, Due 4/15/2012	500	520
5.45%, Due 1/31/2013	1,000	1,068
Verizon Communications, Inc., 0.856%, Due 3/28/2014A	3,000	3,031
Volkswagen International Finance N.V.,
1.625%, Due 8/12/2013B	1,000	1,010
0.856%, Due 4/1/2014A B	2,000	2,006
Xerox Corp., 5.65%, Due 5/15/2013	300	323

		33,852

Utilities - 3.12%
Dominion Resources, Inc., 5.70%, Due 9/17/2012	1,000	1,056
DTE Energy Co., 0.955%, Due 6/3/2013A	1,000	1,004
EDF S.A., 5.50%, Due 1/26/2014B	1,000	1,101
Midamerican Energy Holdings Co., 3.15%, Due 7/15/2012	1,000	1,024
NextEra Energy Capital Holdings, Inc., 0.668%, Due 11/9/2012A	1,000	1,004
Pacific Gas & Electric Co., 6.25%, Due 12/1/2013	730	814

		6,003

Total Corporate Obligations (Cost $87,555)		87,836

OTHER GOVERNMENT OBLIGATIONS - 1.56% (Cost $3,000)
Finance — 1.56%
Dexia Credit Local, 0.652%, Due 3/5/2013A B	3,000	2,992

ASSET-BACKED SECURITIES — 19.30%
Ally Master Owner Trust,
1.937%, Due 1/15/2015, 2010-1 AA B	3,500	3,560
0.817%, Due 5/15/2016, 2011-3 A1A	2,000	2,000
Bank of America Auto Trust,
2.67%, Due 7/15/2013, 2009-1A A3B	385	387
2.13%, Due 9/15/2013, 2009-2A A3B	495	498
BMW Floorplan Master Owner Trust, 1.337%, Due 9/15/2014, 2009-1A AA B	2,000	2,018
Capital One Multi-Asset Execution Trust, 4.70%, Due 6/15/2015, 2005-A7 A7	2,300	2,398
CarMax Auto Owner Trust,
0.83%, Due 11/15/2012, 2010-1 A2	86	86
0.72%, Due 11/15/2013, 2011-1 A2	1,000	1,000
Chase Issuance Trust, 1.737%, Due 4/15/2014, 2009-A2 A2A	2,000	2,022
Discover Card Master Trust, 1.487%, Due 2/17/2015, 2009-A2 AA	2,000	2,024
Ford Credit Auto Owner Trust, 2.17%, Due 10/15/2013, 2009-D A3	623	628
Ford Credit Floorplan Master Owner Trust,
1.737%, Due 9/15/2014, 2009-2 AA	3,200	3,240
0.787%, Due 2/15/2016, 2011-1 A2A	2,000	1,992
GE Capital Credit Card Master Note Trust, 3.69%, Due 7/15/2015, 2009-2 A	4,300	4,424
GE Equipment Midticket LLC, 2.34%, Due 6/17/2013, 2009-1 A3C	370	372
GE Equipment Small Ticket LLC, 1.45%, Due 1/21/2018, 2011-1 A3B C	1,000	1,008
GE Equipment Transportation LLC, 1.00%, Due 11/20/2013, 2011-1 A3C	2,000	2,001
Harley-Davidson Motorcycle Trust, 5.52%, Due 11/15/2013, 2007-3 A4	768	784

	Par Amount	Value
	(000’s)	(000’s)
Honda Auto Receivables Owner Trust, 2.31%, Due 5/15/2013, 2009-3 A3	$749	$754
Mercedes-Benz Auto Receivables Trust, 0.70%, Due 8/15/2012, 2010-1 A2	132	132
Nissan Auto Lease Trust,
1.12%, Due 12/15/2013, 2010-B A3	1,000	1,004
2.07%, Due 1/15/2015, 2009-B A3	677	678
Nissan Master Owner Trust Receivables, 1.337%, Due 1/15/2015, 2010-AA AA B	3,000	3,031
Volkswagen Auto Loan Enhanced Trust, 6.24%, Due 7/20/2015, 2008-2 A4A	1,000	1,047

Total Asset-Backed Securities (Cost $36,947)		37,088

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.02%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
4.561%, Due 11/10/2041, 2004-5 A3	826	828
5.634%, Due 4/10/2049, 2007-2 A2	521	531
GS Mortgage Securities Corp II, 2.716%, Due 2/10/2021, 2011-ALF AB	1,500	1,500
JP Morgan Chase Commercial Mortgage Securities Corp., 3.853%, Due 6/15/2043, 2010-C1 A1B	977	1,023

Total Non-Agency Mortgage-Backed Obligations (Cost $3,852)		3,882

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS — 28.11%
Government National Mortgage Association — 21.59%
4.968%, Due 12/16/2021, 2006-18 A	64	64
4.201%, Due 8/16/2026, 2006-9 A	25	25
1.864%, Due 8/16/2031, 2010-141 A	3,516	3,549
2.239%, Due 12/16/2031, 2009-115 IO	2,957	3,016
2.25%, Due 5/16/2033, 2011-92 A	4,000	4,078
2.528%, Due 6/16/2034, 2010-10Z	4,000	4,107
2.25%, Due 8/16/2034, 2011-78 A	2,495	2,543
2.21%, Due 11/16/2034, 2011-16 A	2,969	3,026
1.692%, Due 11/16/2035, 2009-148 A	2,953	2,972
2.21%, Due 12/16/2035, 2011-31 A	2,976	3,034
2.782%, Due 6/16/2036, 2010-13 AD	1,930	1,994
3.069%, Due 6/16/2036, 2010-52 A	2,859	2,999
2.161%, Due 11/16/2036, 2011-96 AB	3,000	3,052
2.45%, Due 7/16/2038, 2011-49 A	2,985	3,060
2.989%, Due 3/16/2039, 2010-71 AC	1,874	1,938
3.210%, Due 10/16/2039, 2010-22 AB	1,951	2,039

		41,496

National Credit Union Administration — 6.52%
0.635%, Due 1/8/2020, 2011 R1 1AA	1,019	1,021
0.585%, Due 2/6/2020, 2011 R2 1AA	1,806	1,807
0.586%, Due 3/11/2020, 2011 R3 1AA	7,503	7,516
0.565%, Due 4/6/2020, 2011 R5 1AA	1,473	1,474
1.84%, Due 10/7/2020, 2010-R1 2A	713	721

		12,539

Total U.S. Agency Mortgage-Backed Obligations (Cost $53,558)		54,035

U.S. TREASURY OBLIGATIONS — 3.56%
U.S. Treasury Note,
2.50%, Due 3/31/2015,	4,500	4,778
1.75%, Due 7/31/2015,	2,000	2,064

Total U.S. Treasury Obligations (Cost $6,519)		6,842

	Shares	Value
		(000’s)
SHORT-TERM INVESTMENTS - 0.99% (Cost $1,895)
JPMorgan U.S. Government Money Market Fund	1,895,114	1,895

TOTAL INVESTMENTS - 101.24% (Cost 193,326)		194,570
LIABILITIES, NET OF OTHER ASSETS - (1.24%)		(2,367)

TOTAL NET ASSETS - 100.00%		$192,203

Percentages are stated as a percent of net assets.

A	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

B	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $49,043 or 25.52% of net assets. The Fund has no right to demand registration of these securities

C	Limited Liability Corporation.

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
Security Valuation
     Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.
     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Prices of debt securities may be determined using quotes obtained from brokers.
     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.
     Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).
     Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.
     Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgment of the pricing committee of the Funds, clearly and materially affect the value of securities, the foreign market closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.
     Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.
Level 3 — Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
For the Emerging Markets and International Equity Funds for the period October 31, 2010 through July 31, 2011, common stock with a value of $55,114 and $1,055,172, respectively was transferred from Level 1 to Level 2 as the end of the period in accordance with fair value procedures established by the Board at July, 31, 2011. Of the total investments at July 31, 2011, for the Emerging Markets and International Equity Funds $55,357 or 36.6% and $1,055,172 or 74.5%, respectively, were valued at fair value based on procedures established by the Board.
     The Funds’ investments are summarized by level based on the inputs used to determine their values. As of July 31, 2011 the Funds’ investments were classified as follows (in thousands):

Balanced Fund	Level 1	Level 2	Level 3	Total
Common Stock	$490,023	$—	$—	$490,023
Preferred Stock	2,884	—	—	2,884
U.S. Treasury Obligations	—	48,692	—	48,692
Corporate Obligations	—	129,088	—	129,088
Municipal Obligations	—	2,593	—	2,593
Non-Agency Mortgage Backed Obligations	—	10,370	—	10,370
Asset Backed Securities	—	6,420	—	6,420
U.S. Agency Mortgage Backed Obligations	—	69,837	—	69,837
Other Government Obligations	—	42,904	—	42,904
Short Term Investments	25,342	4,661	—	30,003

Total Investments in Securities	$518,249	$314,565	$—	$832,814

Futures Contracts	$(818)	—	—	$(818)

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stock	$8,300,692	$—	$—	$8,300,692
Preferred Stock	41,642	—		41,642
Short Term Investments	177,703	—	—	177,703

Total Investments in Securities	$8,520,037	$—	$—	$8,520,037

Futures Contracts	$(1,484)	—	—	$(1,484)

Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stock	$90,550	$—	$—	$90,550
Short Term Investments	15,793	—	—	15,793

Total Investments in Securities	$106,343	$—	$—	$106,343

Futures Contracts	$(447)	—	—	$(447)

Mid-Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stock	$97,196	$—	$—	$97,196
Short Term Investments	605	—	—	605

Total Investments in Securities	$97,801	$—	$—	$97,801

Futures Contracts	$(39)	—	—	$(39)

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stock	$3,127,982	$—	$—	$3,127,982
Security Lending Collateral	183,445	—	—	183,445

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Short Term Investments	90,449	—	—	90,449

Total Investments in Securities	$3,401,876	$—	$—	$3,401,876

Futures Contracts	$(2,044)	—	—	$(2,044)

International Equity	Level 1	Level 2	Level 3	Total
Common Stocks	$313,051	$1,055,172	$—	$1,368,223
Short Term Investments	34,119	—	—	34,119
Securities Lending Collateral	14,746	—	—	14,746

Total Investments in Securities	$361,916	$1,055,172	$—	$1,417,088

Forward Exchange Contracts — Liabilities	(1,029)	—	—	(1,029)
Futures Contracts	528	—	—	528

Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Common Stock	$87,861	$54,081	$—	$141,942
Preferred Stocks	2,769	1,276		4,045
Short Term Investments	5,298	—	—	5,298

Total Investments in Securities	$95,928	$55,357	$—	$151,285

Futures Contracts	(133)	—	—	(133)

High Yield Bond	Level 1	Level 2	Level 3	Total
Common Stocks	$544	$—	$—	$544
Preferred Stocks	327	144	—	471
Corporate Obligations	—	119,392	—	119,392
Convertible Obligations	—	1,139	—	1,139
Short Term Investments	3,462	—	—	3,462

Total Investments in Securities	$4,333	$120,675	$—	$125,008

Retirement Income and Appreciation Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$7,091	$—	$—	$7,091
Convertible Preferred Stock	618	—	—	618
Preferred Stock	1,578	—	—	1,578
Corporate Obligations	—	54,793	—	54,793
Convertible Obligations	—	19,705	—	19,705
Non-Agency Mortgage Backed Obligations	—	5,520	—	5,520
Asset-Backed Obligations	—	4,049	—	4,049
U.S. Agency Mortgage Backed Obligations	—	33,801	—	33,801
Other Government Obligations	—	893	—	893
U.S. Treasury Obligations	—	21,659	—	21,659
Short Term Investments	6,116	—	—	6,116

Total Investments in Securities	$15,403	$140,420	$—	$155,823

Intermediate Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Obligations	—	119,356	—	119,356
Non-Agency Mortgage Backed Obligations	—	12,394	—	12,394
Asset-Backed Securities	—	7,913	—	7,913

Intermediate Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Agency Mortgage Backed Obligations	—	86,106	—	86,106
Other Government Obligations	—	2,211	—	2,211
U.S. Treasury Obligations	—	37,772	—	37,772
Short Term Investments	3,032	—	—	3,032

Total Investments in Securities	$3,032	$265,752	$—	$268,784

Short-Term Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$87,836	$—	$87,836
Non-Agency Mortgage Backed Obligations	—	3,882	—	3,882
Asset-Backed Securities	—	37,088	—	37,088
Other Government Obligations	—	2,992	—	2,992
U.S. Agency Mortgage-Backed Obligations	—	54,035	—	54,035
U.S. Treasury Obligations	—	6,842	—	6,842
Short Term Investments	1,895	—	—	1,895

Total Investments in Securities	$1,895	$192,675	$—	$194,570

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Currency Translation
     All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.
Futures Contracts
     Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
     Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.
Securities Lending
     The Small Cap Value and International Equity Funds may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is marked to market and monitored daily. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent (the “Agent”) in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements.
     Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
Cost of Investments for Federal Income Tax Purposes
     As of July 31, 2011, the cost of investments for federal income tax purposes was as follows (in thousands):

	Cost of Investments			Net Unrealized
	for Federal Income	Unrealized	Unrealized	Appreciation /
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Balanced	$819,971	$81,015	$(68,172)	$12,843
Large Cap Value	8,628,080	755,797	(863,840)	(108,043)
Large Cap Growth	89,567	18,267	(1,491)	16,776
Mid-Cap Value	86,906	13,297	(2,402)	10,895
Small Cap Value	3,018,361	536,708	(153,193)	383,515
International Equity	1,298,146	236,825	(117,883)	118,942
Emerging Markets	144,776	19,945	(13,436)	6,509
Retirement Income and Appreciation	148,458	8,178	(813)	7,365
High Yield Bond	122,971	7,788	(5,751)	2,037
Intermediate Bond	257,405	11,830	(451)	11,379
Short-Term Bond	193,327	1,918	(675)	1,243
ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.
(b) There were no changes in the Trust’s internal control over financial reporting during the Trust’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS
By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 29, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
Date: September 29, 2011

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer
Date: September 29, 2011